As filed with the Securities and Exchange Commission on May 8, 1998.

                                                Registration Nos. 333-1043
                                                                  811-7543
===========================================================================
=
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No. ____              [ ]


               Post-Effective Amendment No. 12               [X]


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


               Amendment No.  18                             [X]


                               Variable Account A
                           (Exact name of Registrant)

                         Keyport Life Insurance Company
                              (Name of Depositor)

                  125 High Street, Boston Massachusetts 02110
         (Address of Depositor's Principal Executive Offices (Zip Code)

        Depositor's Telephone Number, including Area Code:  617-526-1400

                       Bernard R. Beckerlegge, Esq.
                 Senior Vice President and General Counsel
                         Keyport Life Insurance Company
                  125 High Street, Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)

                                    copy to:
                              Joan E. Boros, Esq.
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 19, 1998 pursuant to paragraph (b) of Rule 485

( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on [date] pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
===========================================================================
=
Exhibit Index on Page ____




                    CONTENTS OF REGISTRATION STATEMENT



                             The Facing Sheet

                             The Contents Page

                           Cross-Reference Sheet

                                  PART A

                                Prospectus

                                  PART B

                    Statement of Additional Information

                                  PART C

                               Items 24 - 32

                              The Signatures

                                 Exhibits








                               VARIABLE ACCOUNT A

                         KEYPORT LIFE INSURANCE COMPANY

                       CROSS REFERENCE TO ITEMS REQUIRED
                                  BY FORM N-4

N-4 Item             Caption in Prospectus

 1. . . . . . . . . .Cover Page
 2. . . . . . . . . .Glossary of Special Terms
 3. . . . . . . . . .Summary of Expenses
 4. . . . . . . . . .Performance Information
 5. . . . . . . . . .Keyport and the Variable Account
                    Eligible Funds
 6. . . . . . . . . .Deductions
 7. . . . . . . . . .Allocations of Purchase Payments
                    Transfer of Variable Account Value
                    Substitution of Eligible Funds and Other Variable
                      Account Changes
                    Modification of the Certificate
                    Death Provisions for Non-Qualified Certificates
                    Death Provisions for Qualified Certificates
                    Certificate Ownership
                    Assignment
                    Partial Withdrawals and Surrender
                    Annuity Benefits
                    Suspension of Payments
                    Inquiries by Certificate Owners
 8. . . . . . . . . .Annuity Provisions
 9. . . . . . . . . .Death Provisions for Non-Qualified Certificates
                    Death Provisions for Qualified Certificates
                    Annuity Options
10. . . . . . . . . .Purchase Payments and Applications
                    Variable Account Value
                    Valuation Periods
                    Net Investment Factor
                    Sales of the Certificates
11. . . . . . . . . .Partial Withdrawals and Surrender
                    Option A: Income For a Fixed Number of Years
                    Right to Revoke
12. . . . . . . . . .Tax Status
13. . . . . . . . . .Legal Proceedings
14.  .  .  .  .  .  .  .  .  .Table of Contents - Statement  of  Additional
Information

                    Caption in Statement of Additional Information

15. . . . . . . . . .Cover Page
16. . . . . . . . . .Table of Contents
17. . . . . . . . . .Keyport Life Insurance Company
18. . . . . . . . . .Experts
19. . . . . . . . . .Not applicable
20. . . . . . . . . .Principal Underwriter
21. . . . . . . . . .Investment Performance
22. . . . . . . . . .Variable Annuity Benefits
23. . . . . . . . . .Financial Statements







This Amendment No. 12 to the Registration Statement on Form N-4 which initially became effective on October 18, 1996 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment relates only to the prospectus, statement of additional information, and exhibits included in Post-
Effective Amendment No. 9 to the Registration Statement and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment Nos. 10 and 11 to the Registration Statement.






                                  PART A



Distributed by:
Keyport Financial Services Corp.
125 High Street, Boston, MA 02110-2712




Issued by:
Keyport Life Insurance Company
125 High Street, Boston, MA 02110-2712


K.A.VAP 5/98

Yes. I would like to receive the Keyport Advisor Vista Variable Annuity

Statement of Additional Information.
Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:
AIM Variable Insurance Funds, Inc.
Alliance Variable Products Series  Fund, Inc.
Liberty Variable Investment Trust
MFS Variable Insurance Trust
SteinRoe Variable Investment Trust
Name
Address
City
State
Zip

                            BUSINESS REPLY MAIL

               FIRST CLASS MAIL  PERMIT NO. 6719  BOSTON, MA

                     POSTAGE WILL BE PAID BY ADDRESSEE

                        KEYPORT LIFE INSURANCE CO.
                              125 HIGH STREET
                           BOSTON, MA 02110-9773

                                NO POSTAGE
                                 NECESSARY
                                 IF MAILED
                                  IN THE
                               UNITED STATES



                        May 19, 1998 Prospectus for

                           Keyport Advisor Vista

                             Variable Annuity

                 Including Eligible Fund Prospectuses for

                    AIM VARIABLE INSURANCE FUNDS, INC.
               ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
                     LIBERTY VARIABLE INVESTMENT TRUST
                       MFS VARIABLE INSURANCE TRUST
                    STEINROE VARIABLE INVESTMENT TRUST





























                         Annuities are:
                           not insured by the FDIC;
                           not a deposit or other obligation of, or
                             guaranteed by, the depository institution;
                           subject to investment risks, including the
                             possible loss of principal amount invested.



              GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            Variable Account A
                                    OF
                      KEYPORT LIFE INSURANCE COMPANY

This Prospectus offers Group and Individual Variable Annuity Contracts (the "Contracts") and the related Certificates (the "Certificates") that are designed to fund benefits under certain group arrangements including those that qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). As required by certain states, the Certificates may be offered as individual contracts. Unless otherwise noted or the context so requires all references to the Certificates include the Contracts and the individual Contracts. The Certificates are offered on a flexible payment basis.

The variable annuity Contract (form number DVA(1)) and the Certificates described in this prospectus provide for accumulation of Certificate Values on a variable basis, and also on a fixed basis, and payments of periodic annuity payments on either a variable or fixed basis. The Certificates are designed for use by individuals for retirement planning purposes.

This prospectus generally describes only the variable features of the Certificate (for a summary of the fixed features, see Appendix A on Page
27). If the Certificate Owner elects to have Certificate Values accumulated on a variable basis, Purchase Payments will be allocated to a segregated investment account of Keyport Life Insurance Company ("Keyport"), designated Variable Account A ("Variable Account").

The Variable Account invests in shares of the following Eligible Funds at their net asset value: AIM Variable Insurance Funds, Inc. ("AIM Insurance Funds")--AIM V.I. Capital Appreciation Fund ("AIM Capital Appreciation"); AIM V.I. Growth Fund ("AIM Growth") and AIM V.I. International Equity Fund ("AIM International Equity"); Alliance Variable Products Series Fund, Inc. ("Alliance Series Fund")--Global Bond Portfolio ("Alliance Global Bond"); Alliance Growth and Income Portfolio ("Alliance Growth and Income"); Premier Growth Portfolio ("Alliance Premier Growth") and Real Estate Investment Portfolio ("Alliance Real Estate"); Liberty Variable Investment Trust ("Liberty Trust") (formerly named Keyport Variable Investment Trust)- -Colonial Growth and Income Fund, Variable Series ("Colonial Growth and Income"); Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield Securities"); Colonial Small Cap Value Fund, Variable Series ("Colonial Small Cap Value"); Colonial Strategic Income Fund, Variable
Series  ("Colonial Strategic Income"); Colonial U.S. Stock  Fund,  Variable
Series ("Colonial U.S. Stock"); Liberty All-Star Equity Fund, Variable Series ("Liberty All-Star Equity"); and Stein Roe Global Utilities Fund, Variable Series ("Stein Roe Global Utilities"); MFS Variable Insurance Trust ("MFS Trust")--MFS Bond Series ("MFS Bond"); MFS Emerging Growth Series ("MFS Emerging Growth") and MFS Research Series ("MFS Research"); and SteinRoe Variable Investment Trust ("SteinRoe Trust")--Stein Roe Balanced Fund, Variable Series ("Stein Roe Balanced"); Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock"); Stein Roe Money Market Fund, Variable Series ("Stein Roe Money Market"); and Stein Roe Special Venture Fund, Variable Series ("Stein Roe Special Venture").

The   Variable  Account  may  offer  other  forms  of  the  Contracts   and
Certificates with features, and fees and charges which vary from the Certificates, and provide for investment in other Sub-accounts which may invest in different or additional mutual funds. Other Contracts and Certificates will be described in separate prospectuses and statements of additional information. The agent selling the Contracts and Certificates has information concerning the eligibility for and the availability of the other forms of the Contracts and Certificates.

A Statement of Additional Information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is herein incorporated by reference. It is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110, by calling (800) 437-4466, or by returning the postcard on the back cover of this prospectus. A table of contents for the Statement of Additional Information is on Page 26.

The Certificates may be sold by or through banks or other depository institutions. The Contract and Certificates: are not insured by the FDIC; are not a deposit or other obligation of, or guaranteed by, the depository institution; and are subject to investment risks, including the possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS  PROSPECTUS  SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR  SHOULD
KNOW  BEFORE  INVESTING.  THE  PROSPECTUS SHOULD  BE  RETAINED  FOR  FUTURE
REFERENCE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED BY KEYPORT TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THIS OFFERING, AND IF GIVEN OR MADE, SUCH UNAUTHORIZED INFORMATION OR REPRESENTATIONS SHOULD NOT BE RELIED UPON.


The date of this prospectus is May 19, 1998


                             TABLE OF CONTENTS
                                                                    Page
Glossary of Special Terms                                            3
Summary of Expenses                                                  4
Synopsis                                                             7
Performance Information                                              8
Keyport and the Variable Account                                     9

Year 2000 Matters                                                    10

Purchase Payments and Applications                                   10
Investments of the Variable Account                                  10
  Allocations of Purchase Payments                                   10
  Eligible Funds                                                     11
  Transfer of Variable Account Value                                 13
  Substitution of Eligible Funds and Other Variable Account Changes  14
Deductions                                                           14
  Deductions for Mortality and Expense Risk Charge                   15
  Deductions for Daily Administrative Charge                         15
  Deductions for Transfers of Variable Account Value                 16
  Deductions for Premium Taxes                                       17
  Deductions for Income Taxes                                        17
  Total Variable Account Expenses                                    17
Other Services                                                       17
The Certificates                                                     18
  Variable Account Value                                             18
  Valuation Periods                                                  19
  Net Investment Factor                                              19
  Modification of the Certificate                                    19
  Right to Revoke                                                    19
Death Provisions for Non-Qualified Certificates                      19
Death Provisions for Qualified Certificates                          21
Certificate Ownership                                                21
Assignment                                                           21
Partial Withdrawals and Surrender                                    21
Annuity Provisions                                                   22
  Annuity Benefits                                                   22
  Income Date and Annuity Option                                     22
  Change in Income Date and Annuity Option                           22
  Annuity Options                                                    22
  Variable Annuity Payment Values                                    23
  Proof of Age, Sex, and Survival of Annuitant                       23
Suspension of Payments                                               24
Tax Status                                                           24
  Introduction                                                       24


  Taxation of Annuities in General                                   24
  Qualified Plans                                                    25
  Tax-Sheltered Annuities                                            26
  Individual Retirement Annuities                                    26
  Corporate Pension and Profit-Sharing Plans                         26
  Deferred Compensation Plans with Respect to
    Service for State and Local Governments                          26
Variable Account Voting Privileges                                   26
Sales of the Certificates                                            27
Legal Proceedings                                                    27
Inquiries by Certificate Owners                                      27
Table of Contents--Statement of Additional Information               27
Appendix A--The Fixed Account (also known as the Modified
  Guaranteed Annuity Account)                                        28
Appendix B--Telephone Instructions                                   31

                         GLOSSARY OF SPECIAL TERMS

Accumulation Unit: An accounting unit of measure used to calculate Variable Account Value.

Annuitant: The Annuitant is the natural person to whom any annuity payments will be made starting on the Income Date. The Annuitant may not be over age 90 on the Certificate Date (age 75 for Qualified Certificates and age 90 for Roth IRA Qualified Certificates).

Certificate Anniversary: The same month and day as the Certificate Date in each subsequent year of the Certificate.

Certificate Date: The effective date of the Certificate; it is shown on the Certificate Schedule.

Certificate Owner: The person (or persons in the case of joint ownership) who possesses all the ownership rights under the Certificate. The primary Certificate Owner may not be over age 90 on the Certificate Date (age 75 for Qualified Certificates, age 90 for Roth IRA Qualified Certificates and age 90 for a joint Owner).

Certificate Value: The sum of the Variable Account Value and the Fixed Account Value.

Certificate Withdrawal Value: The Certificate Value increased or decreased by a limited Market Value Adjustment less any premium taxes.

Certificate Year: Any period of 12 months commencing with the Certificate Date and each Certificate Anniversary thereafter shall be a Certificate Year.

Covered Person: The person(s) identified on the Certificate Schedule whose death may result in an Adjustment of Certificate Value or a waiver of any Market Value Adjustment.

Designated Beneficiary: The person who may be entitled to receive benefits following the death of the Annuitant, Certificate Owner, or joint Certificate Owner. The Designated Beneficiary will be the first person among the following who is alive on the date of death: primary Certificate Owner; joint Certificate Owner; primary beneficiary; contingent beneficiary; and if none of the above is alive, the primary Certificate Owner's estate. If the primary Certificate Owner and joint Certificate Owner are both alive, they will be the Designated Beneficiary together.

Eligible Funds: The mutual funds that are eligible investments for the Variable Account under the Certificates.

Fixed Account: Part of Keyport's general account to which Purchase Payments may be allocated or Certificate Values may be transferred.

Fixed Account Value: The value of all Fixed Account amounts accumulated under the Certificate prior to the Income Date.

Guarantee Period Anniversary: An anniversary of a Guarantee Period's  Start
Date.

Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Subsequent Guarantee Period Months begin on the same day in the ensuing months.

Guarantee Period Year: The first Guarantee Period Year is the annual period which begins on the Start Date. Subsequent Guarantee Period Years begin on each Guaranteed Period Anniversary.

In Force: The status of the Certificate before the Income Date so long as it is not totally surrendered, the Certificate Value under a Certificate does not go to zero, and there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Office: Keyport's executive office, which is 125 High Street, Boston, Massachusetts 02110.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan established pursuant to the provisions of Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code. Keyport treats Section 457 plans as Qualified Plans.

Start Date: The date an amount is first allocated to a Guarantee Period.

Variable Account: A separate investment account of Keyport into which Purchase Payments under the Certificates may be allocated. The Variable Account is divided into Sub-Accounts ("Sub-Account") that correspond to the Eligible Funds in which they invest.

Variable  Account  Value:  The  value  of  all  Variable  Account   amounts
accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to Keyport, signed by the Certificate Owner and a disinterested witness, and filed at Keyport's Office.



                            SUMMARY OF EXPENSES

The expense summary format below, including the examples, was adopted by the Securities and Exchange Commission to assist the owner of a variable annuity certificate in understanding the transaction and operating expenses the owner will directly or indirectly bear under a certificate. The values reflect expenses of the Variable Account as well as the Eligible Funds under the Certificates. The expenses shown for the Eligible Funds and the examples should not be considered a representation of future expenses.


                  Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:                                  0%
Maximum Contingent Deferred Sales Charge
  (as a percentage of Purchase Payments):                         0%
Maximum Total Certificate Owner Transaction Expenses1
  (as a percentage of Purchase Payments):                         0%

Annual Certificate Maintenance Charge                            $0

                     Variable Account Annual Expenses
                  (as a percentage of average net assets)

Mortality and Expense Risk Charge:                               1.25%
Administrative Charge:                                            .15%
Total Variable Account Annual Expenses:                          1.40%

         AIM Insurance Funds, Alliance Series Fund, Liberty Trust,
               MFS Trust, and SteinRoe Trust Annual Expenses2
                  (as a percentage of average net assets)

                                                             Total Fund
                                                             Operating
                                                           Expenses After
                              Management       Other          Any Expense
Fund                            Fees         Expenses      Reimbursements3


AIM Capital Appreciation        .63%           .05%            .68%
AIM Growth                      .65%           .08%            .73%
AIM International Equity        .75%           .18%            .93%
Alliance Global Bond            .56%           .38%            .94%(1.03%)3
Alliance Growth and Income      .63%           .09%            .72%
Alliance Premier Growth        1.00%           .08%           1.08%3
Alliance Real Estate            .00%           .95%            .95%(2.31%)3
Colonial Growth and Income      .65%           .14%            .79%
Colonial High Yield Securities  .60%           .20%            .80%(1.15%)3
Colonial Small Cap Value        .80            .20            1.00%(1.35%)3
Colonial Strategic Income       .65%           .15%            .80%(.82%)3
Colonial U.S. Stock             .80%           .14%            .94%
Liberty All-Star Equity         .80%           .13%           1.00%(1.45%)3
Stein Roe Global Utilities      .65%           .18%            .83%
MFS Bond                        .60%           .40%           1.00%(9.45%)3
MFS Emerging Growth             .75%           .12%            .87%
MFS Research                    .75%           .13%            .88%
Stein Roe Balanced              .45%           .21%            .66%
Stein Roe Growth Stock          .50%           .21%            .71%
Stein Roe Money Market          .35%           .25%            .60%
Stein Roe Special Venture       .50%           .23%            .73%


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. KEYPORT HAS NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


Example -- Whether the Certificate stays in force through the periods shown or is surrendered or annuitized4 at the end of the periods shown, a $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

Sub-Account                     1 Year     3 Years     5 Years     10 Years

AIM Capital Appreciation          21         69          124         302
AIM Growth                        22         71          127         308
AIM International Equity          24         76          137         331
Alliance Global Bond              23         76          136         329
Alliance Growth and Income        21         69          124         301
Alliance Premier Growth           25         80          144         346
Alliance Real Estate              24         76          137         330
Colonial Growth and Income        22         71          128         310
Colonial High Yield Securities    22         71          128         311
Colonial Small Cap Value          24         78          139         336
Colonial Strategic Income         22         71          128         311
Colonial U.S. Stock               23         76          136         329
Liberty All-Star Equity           24         78          139         336
Stein Roe Global Utilities        22         72          130         315
MFS Bond                          24         78          139         336
MFS Emerging Growth               23         73          132         320
MFS Research                      23         74          133         321
Stein Roe Balanced                21         67          120         293
Stein Roe Growth Stock            21         68          123         299
Stein Roe Money Market            20         65          117         285
Stein Roe Special Venture         21         69          124         302


1Keyport reserves the right to impose a transfer fee after prior notice to Certificate Owners, but currently does not impose any charge. Premium taxes are not shown. Keyport deducts the amount of premium taxes, if any, when paid unless Keyport elects to defer such deduction.


2All Trust and Fund expenses are for 1997 with the exception of those for Colonial High Yield Securities and Colonial Small Cap Value, which are estimated since Colonial High Yield Securities and Colonial Small Cap Value commenced operations in May, 1998 and for Alliance Premier Growth which have been restated to reflect current charges. The AIM Insurance Funds, Alliance Series Fund (except for Alliance Premier Growth), Liberty Trust, MFS Trust, and SteinRoe Trust expenses reflect such Fund's or Trust's adviser's agreement to reimburse expenses above certain limits (see footnote 3).


3The AIM Insurance Funds' Adviser may from time to time waive or reduce its fees. Fee waivers or reductions, other than those contained in the AIM Insurance Funds' advisory agreement, may be modified or terminated at any time.


Expense  information  shown for Alliance Series Fund, except  for  Alliance
Premier Growth, is net of any voluntary expense reimbursements. The Alliance Series Fund Adviser has agreed to continue such reimbursements for the foreseeable future. Each percentage shown in the parentheses is what the total expenses would be in the absence of expense reimbursement: for Alliance Global Bond--1.03%; and for Alliance Real Estate--2.31%. For
Alliance Premier Growth, the fees have been restated to reflect the discontinuation of expense reimbursements effective 5/1/98 (see footnote
2). The expenses for 1997 were .95% and, in the absence of expense reimbursement, total expenses would have been 1.10%.

Liberty Trust's manager has agreed until 4/30/98 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Fund, so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: 1.00% for Colonial Growth & Income, Liberty All-Star Equity, Colonial Small Cap Value, Stein Roe Global Utilities and Colonial U.S. Stock; and .80% for Colonial High Yield Securities and Colonial Strategic Income. Each percentage shown in the parentheses is what the total expenses would be in the absence of expense reimbursement: for Colonial High Yield Securities--1.15%; for Colonial Small Cap Value--1.35%; for Colonial Strategic Income--.82%; and for Liberty All-Star Equity--1.45%.

MFS Trust's Adviser has agreed to bear, subject to reimbursement, expenses for each of the three Eligible Funds shown such that each Fund's total operating expenses shall not exceed, on an annualized basis, 1.25% of the average daily net assets of the Fund from January 1, 1997 through December 31, 1998, and 1.50% of the average daily net assets of the Fund from January 1, 1999 through December 31, 2004; provided however, that this obligation may be terminated or revised at any time. Each percentage shown in the parentheses is what the total expenses would be in the absence of expense reimbursement: for MFS Bond--9.45%.


SteinRoe Trust's adviser has voluntarily agreed until 4/30/99 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Fund, so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: .80% for Stein Roe Special Venture and Stein Roe Growth Stock; .65% for Stein Roe Money Market; and .75% for Stein Roe Balanced.

4The annuity is designed for retirement planning purposes. Surrenders prior to the Income Date are not consistent with the long-term purposes of the Certificate and the applicable tax laws.


The example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Management" in the prospectus for AIM
Insurance Funds, "Management of the Fund" in the prospectus for the Alliance Series Fund, "Trust Management Organizations" and "Expenses of the Funds" in the prospectus for Liberty Trust, "Management of the Series" and "Expenses" in the prospectus for MFS Trust, and "How the Funds are Managed" in the prospectus for SteinRoe Trust.


                                 SYNOPSIS

The following Synopsis should be read in conjunction with the detailed information in this prospectus and the Statement of Additional Information. Please refer to the Glossary of Special Terms for the meaning of certain defined terms. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements which are attached to this prospectus, or in endorsements to the Certificates, as appropriate.

The Certificate allows Certificate Owners to allocate Purchase Payments to the Variable Account and also to the Fixed Account. The Variable Account is a separate investment account maintained by Keyport. The Fixed Account is part of Keyport's "general account", which consists of all Keyport's assets except the Variable Account and the assets of other separate investment accounts maintained by Keyport. Certificate Owners may allocate payments to, and receive annuity payments from the Variable Account and/or the Fixed Account. If the Certificate Owner allocates payments to the Variable Account, the accumulation values and annuity payments will fluctuate according to the investment experience of the Sub-Accounts chosen. If the Certificate Owner allocates payments to the Fixed Account, the accumulation values will increase at guaranteed interest rates and annuity payments will be of a fixed amount. Fixed Account Values are subject to a limited market value adjustment. (See Appendix A on Page 27 for more information on the Fixed Account.) If the Certificate Owner allocates payments to both
Accounts, then the accumulation values and annuity payments will be variable in part and fixed in part.

The Certificate permits Purchase Payments to be made on a flexible Purchase Payment basis. The minimum initial payment is $25,000. The minimum amount for each subsequent payment is $1,000 or such lesser amount as Keyport may permit from time to time (currently $250). (See "Purchase Payments and Applications" on Page 9.)

There are no deductions made from Purchase Payments for sales charges at the time of purchase.

Keyport deducts a Mortality and Expense Risk Charge, which is equal on an annual basis to 1.25% of the average daily net asset values in the Variable Account attributable to the Certificates. (See "Deductions for Mortality and Expense Risk Charge" on Page 14.) Keyport also deducts a daily administrative charge which is equal on an annual basis to .15% of the same values. (See "Deductions for Daily Admininstrative Charge" on Page 14.)


Keyport reserves the right to deduct a charge of $25 for each transfer in excess of 12 per Certificate Year but currently does not do so.


Premium taxes will be charged against the Certificate Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes" on Page 15.)

There are no federal income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a lump sum payment, annuity payments, or the making of a gift or assignment of the Certificate. A federal penalty tax (currently 10%) may also apply. (See "Tax Status" on Page 22.)

The Certificate allows the Certificate Owner to revoke the Certificate generally within 10 days of delivery (see "Right to Revoke" on Page 18). For most states, Keyport will refund the Certificate Value as of the date the returned Certificate is received by Keyport, plus any administrative charges previously deducted. The Certificate Owner thus will bear the investment risk during the revocation period. In other states, Keyport will return Purchase Payments.


The Certificates described in this prospectus have not previously been made available for sale, and include fees and charges that are different from other forms of the Contracts and Certificates. These differences will produce differing Accumulations Unit values. Therefore, no condensed financial information is provided. The full financial statements for the Variable Account and Keyport are in the Statement of Additional Information.


                          PERFORMANCE INFORMATION

The Variable Account may from time to time advertise certain performance information concerning its various Sub-Accounts.

Certain of the Eligible Funds have been available for Keyport and/or non-Keyport variable annuity contracts for periods prior to the commencement of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds being applied to the Certificate for the specified time periods.

Performance information is not intended to indicate either past performance under an actual Certificate or future performance.

The Sub-Accounts may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the specific Sub-Account over a given period of time.

Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account and a Certificate. Average total return does not take into account any premium taxes and would be lower if these taxes were included.

In order to calculate average annual total return, Keyport divides the change in value of a Sub-Account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-Account made by the Certificate Owner at the beginning of the period illustrated. The resulting total rate for the period is then annualized to obtain the average annual percentage change during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

The Sub-Accounts may present additional total return information computed on a different basis.

First, the Sub-Accounts may present total return information computed on the same basis as described above. This presentation assumes that the investment in the Certificate continues, consistent with the long-term investment and retirement objectives of the Certificate. The total return percentage will thus be higher under this method than the standard method described above.

Second, the Sub-Accounts may present total return information calculated by dividing the change in a Sub-Account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-Account at the beginning of the period. This computation results in a 12-month change rate or, for longer periods, a total rate for the period which Keyport annualizes in order to obtain the average annual percentage change in the Accumulation Unit value for that period. The change percentages do not take into account the premium tax charges. The percentages would be lower if these charges were included.

The Stein Roe Money Market Sub-Account is a money market Sub-Account that also may advertise yield and effective yield information. The yield of the Sub-Account refers to the income generated by an investment in the Sub-Account over a specifically identified 7-day period. This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-Account and a Certificate but does not take into account premium tax charges. The yield would be lower if these charges were included.

The effective yield of the Stein Roe Money Market Sub-Account is calculated in a similar manner but, when annualizing such yield, income earned by the Sub-Account is assumed to be reinvested. This compounding effect causes effective yield to be higher than yield.

                     KEYPORT AND THE VARIABLE ACCOUNT

Keyport Life Insurance Company was incorporated in Rhode Island in 1957 as a stock life insurance company. Its executive and administrative offices are at 125 High Street, Boston, Massachusetts 02110. Its home office is at 695 George Washington Highway, Lincoln, Rhode Island 02865.

Keyport writes individual and group annuity contracts on a non-participating basis. Keyport is licensed to do business in all states except New York and is also licensed in the District of Columbia and the Virgin Islands. Keyport has been rated A+ (Superior) by A.M. Best and Company, independent analysts of the insurance industry. Keyport has been rated A+ each year since 1976, the first year Keyport was subject to Best's alphabetic rating system. Standard & Poor's ("S & P") has rated Keyport AA for excellent financial security, Moody's has rated Keyport A1 for good financial strength and Duff & Phelps has rated Keyport AA- for very high claims paying ability. The Best's A+ rating is in the highest rating category, which also includes A++. S & P and Duff & Phelps have one rating category above AA and Moody's has two rating categories above A. Within the S & P AA category, only AA+ is higher. The Moody's "1" modifier signifies that Keyport is in the higher end of the A category while the Duff & Phelps "-" modifier signifies that Keyport is at the lower end of the AA category. These ratings merely reflect the opinion of the rating company as to the relative financial strength of Keyport and Keyport's ability to meet its contractual obligations to its policyholders. Even though assets in the Variable Account are held separately from Keyport's other assets, ratings of Keyport may still be relevant to Certificate Owners since not all of Keyport's contractual obligations relate to payments based on those segregated assets (e.g., see "Death Provisions" for Keyport's obligation after certain deaths to increase the Certificate Value if it is less than Death Benefit Amount or otherwise enhance the death benefit with interest).

Keyport is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that Keyport has chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

Keyport is one of the Liberty Financial Companies. Keyport is ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance company.

The Variable Account was established by Keyport pursuant to the provisions of Rhode Island Law on January 30, 1996. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or Keyport by the Securities and Exchange Commission.

Obligations under the Certificates are the obligations of Keyport. Although the assets of the Variable Account are the property of Keyport, these assets are held separately from the other assets of Keyport and are not chargeable with liabilities arising out of any other business Keyport may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business Keyport may conduct. Thus, Keyport does not guarantee the investment performance of the Variable Account. The Variable Account Value and the amount of variable annuity payments will vary with the investment performance of the investments in the Variable Account.

                             YEAR 2000 MATTERS

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the year 2000. This potential problem has become known as the "Year 2000 issue". The Year 2000 issue affects virtually all companies and organizations.

Computer applications which are affected by the Year 2000 issue could impact Keyport's business functions in various ways, ranging from a complete inability to perform critical business functions to a loss of productivity in varying degrees. Likewise, the failure of some computer applications could have no impact on critical business functions.

Keyport is assessing and addressing the Year 2000 issue by implementing a four-step plan. The first two steps involve inventorying all the computer applications which support Keyport's business functions and prioritizing computer applications which are affected by the Year 2000 issue based upon the degree of impact each has on the functioning of Keyport's business units. The first two steps of the plan are substantially complete.

The final two steps of the four-step plan involve remediation of affected computer applications (i.e., repairing or replacing programs, including those which interface with third-party computer applications that have unremediated Year 2000 issues, and appropriate testing) and reinstallation of computer applications. For computer applications which are "mission critical" (i.e., their failure would result in the complete inability to perform critical business functions), Keyport expects to complete the final two steps of the plan by December 31, 1998. Remediation and reinstallation of non-critical computer applications is scheduled to be completed by December 31, 1999.

Keyport believes that the Year 2000 issue could have a material impact on Keyport's operations if the four-step plan is not timely implemented. However, based upon the progress that is being made, Keyport believes that the timetable for implementing the plan will be met and that the Year 2000 issue will not pose significant operational problems for its computer systems.

Keyport does not expect that the cost of addressing the Year 2000 issue will be material to its financial condition or its results of operations.

                    PURCHASE PAYMENTS AND APPLICATIONS

The initial Purchase Payment is due on the Certificate Date. The minimum initial Purchase Payment is $25,000. Additional Purchase Payments can be made at the Certificate Owner's option. Each subsequent Purchase Payment must be at least $1,000 or such lesser amount as Keyport may permit from time to time (currently $250). Keyport may reject any Purchase Payment.

If the application for a Certificate is in good order and it calls for amounts to be allocated to the Variable Account, Keyport will apply the initial Purchase Payment to the Variable Account and credit the Certificate with Accumulation Units within two business days of receipt. If the application for a Certificate is not in good order, Keyport will attempt to get it in good order within five business days. If it is not complete at the end of this period, Keyport will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless the applicant specifically consents to Keyport's keeping the Purchase Payment until the application is complete. Once the application is complete, the Purchase Payment will be applied within two business days of its completion. Keyport has reserved the right to reject any application.

Keyport confirms, in writing, to the Certificate Owner the allocation of all Purchase Payments and the re-allocation of values after any requested transfer. Keyport must be notified immediately by the Certificate Owner of any processing error.

Keyport will permit others to act on behalf of an applicant in certain instances, including the following two examples. First, Keyport will accept an application for a Certificate that contains a signature signed under a power of attorney if a copy of that power of attorney is submitted with the application. Second, Keyport will issue a Certificate that is replacing an existing life insurance or annuity policy that was issued by Keyport or an affiliated company without having previously received a signed application from the applicant. Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries will inform Keyport of an applicant's answers to the questions in the application by telephone or by order ticket and cause the initial Purchase Payment to be paid to Keyport. If the information is in good order, Keyport will issue the Certificate with a copy of an application completed with that information. The Certificate will be delivered to the Certificate Owner with a letter from Keyport that will give the Certificate Owner an opportunity to respond to Keyport if any of the application information is incorrect. Alternatively, Keyport's letter may request the Certificate Owner to confirm the correctness of the information by signing either a copy of the application or a Certificate delivery receipt that ratifies the application in all respects (in either case, a copy of the signed document would be returned to Keyport for its permanent records). All purchases are confirmed, in writing, to the applicant by Keyport. Keyport's liability under a Certificate extends only to amounts so confirmed.

                    INVESTMENTS OF THE VARIABLE ACCOUNT

                     Allocations of Purchase Payments

Purchase Payments applied to the Variable Account will be invested in one or more of the Eligible Fund Sub-Accounts designated as permissible investments in accordance with the selection made by the Certificate Owner in the application. Any selection must specify the percentage of the Purchase Payment that is allocated to each Sub-Account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. A Certificate Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport to accept telephone allocation instructions from the Certificate Owner or from a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone changes, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix B and Certificate Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

The Variable Account is segmented into Sub-Accounts. Each Sub-Account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. Eligible Funds and Sub-accounts may be added or withdrawn as permitted by applicable law. The Sub-Accounts in the Variable Account and the corresponding Eligible Funds currently are as follows:

Eligible Funds of AIM Insurance Funds          Sub-Accounts
AIM Capital Appreciation                       AIM Capital Appreciation
                                                 Sub-Account
AIM Growth                                     AIM Growth Sub-Account
AIM International Equity                       AIM International Equity
                                                 Sub-Account
Eligible Funds of Alliance Series Fund         Sub-Accounts
Alliance Global Bond                           Alliance Global Bond Sub-
                                                 Account
Alliance Growth and Income                     Alliance Growth and Income
                                                 Sub-Account
Alliance Premier Growth                        Alliance Premier Growth Sub-
                                                 Account
Alliance Real Estate                           Alliance Real Estate Sub-
                                                 Account
Eligible Funds of Liberty Trust                Sub-Accounts
Colonial Growth and Income                     Colonial Growth and Income
                                                 Sub-Account
Colonial High Yield Securities                 Colonial High Yield
                                                 Securities Sub-Account
Colonial Small Cap Value                       Colonial Small Cap Value
                                                 Sub-Account
Colonial Strategic Income                      Colonial Strategic Income
                                                 Sub-Account
Colonial U.S. Stock                            Colonial U.S. Stock Sub-
                                                 Account
Liberty All-Star Equity                        Liberty All-Star Equity Sub-
                                                 Account
Stein Roe Global Utilities                     Stein Roe Global Utilities
                                                 Sub-Account
Eligible Funds of MFS Trust                    Sub-Accounts
MFS Bond                                       MFS Bond Sub-Account
MFS Emerging Growth                            MFS Emerging Growth Sub-
                                                 Account
MFS Research                                   MFS Research Sub-Account
Eligible Funds of SteinRoe Trust               Sub-Accounts
Stein Roe Balanced                             Stein Roe Balanced Sub-
                                                 Account
Stein Roe Growth Stock                         Stein Roe Growth Stock Sub-
                                                 Account
Stein Roe Money Market                         Stein Roe Money Market Sub-
                                                 Account
Stein Roe Special Venture                      Stein Roe Special Venture
                                                 Sub-Account

                              Eligible Funds

The Eligible Funds which are the permissible investments of the Variable Account are the separate funds listed above of AIM Insurance Funds, Alliance Series Fund, Liberty Trust, MFS Trust and SteinRoe Trust, and any other mutual funds with which Keyport and the Variable Account may enter into a participation agreement for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

AIM Advisors Inc. ("AIM") serves as the investment adviser to each of the Eligible Funds of the AIM Insurance Funds. AIM was organized in 1976, and, together with its subsidiaries, manages or advises 46 investment portfolios (including the Funds).

Alliance Capital Management L.P. is the investment adviser for each of the Eligible Funds of Alliance Series Fund. AIGAM International Limited serves as sub-adviser for Alliance Global.

Liberty Advisory Services Corp. ("LASC")(formerly named Keyport Advisory Services Corp.), a subsidiary of Keyport, is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial"), an affiliate of Keyport, serves as sub-adviser for the Eligible Funds (except for Stein Roe Global Utilities and Liberty All-Star Equity). Colonial has provided investment advisory services since 1931. Liberty Asset Management Company, an affiliate of Keyport, serves as sub-adviser for Liberty All-Star Equity and the current portfolio managers are J.P. Morgan Investment Management Inc., Oppenheimer Capital, Wilke/Thompson Capital Management Inc., Westwood Management Corp. and Palley-Needelman Asset Management, Inc.

Massachusetts Financial Services Company ("MFS") is the investment adviser for the Eligible Funds of MFS Trust. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust.

Stein Roe & Farnham Incorporated ("Stein Roe") is the investment adviser for each Eligible Fund of SteinRoe Trust and sub-adviser for Stein Roe Global Utilities. In 1986, Stein Roe was organized and succeeded to the business of Stein Roe & Farnham, a partnership. Stein Roe is an affiliate of Keyport. Stein Roe and its predecessor have provided investment advisory and administrative services since 1932.

The investment objectives of the Eligible Funds are briefly described below. More detailed information, including investor considerations related to the risks of investing in a particular Eligible Fund, may be found in the current prospectus for that Fund. An investor should read that prospectus carefully before selecting a fund for investing. The prospectus is available, at no charge, from a salesperson or by writing Keyport at the address shown on Page 1 or by calling (800) 437-4466.

Eligible Funds of AIM Insurance
Funds and Variable Account
Sub-Accounts                            Investment Objective

AIM Capital Appreciation                Capital appreciation through
(AIM Capital Appreciation               investments in common stocks,
 Sub-Account)                           with emphasis on medium-sized
                                        and smaller emerging growth
                                        companies.

AIM Growth                              Growth of capital through
(AIM Growth Sub-Account)                investments primarily in
                                        common stocks of leading U.S.
                                        companies considered by AIM
                                        to have strong earnings
                                        momentum.

AIM International Equity                Long-term growth of capital
(AIM International Equity               by investing in international
 Sub-Account)                           equity securities, the issuers
                                        of which are considered by AIM
                                        to have strong earnings
                                        momentum.

Eligible Funds of Alliance Series
Fund and Variable Account
Sub-Accounts                            Investment Objective

Alliance Global Bond                    A high level of return from a
(Alliance Global Bond                   combination of current income and
 Sub-Account)                           capital appreciation by investing
                                        in a globally diversified portfolio
                                        of high quality debt securities
                                        denominated in the U.S. Dollar and
                                        a range of foreign currencies.

Alliance Growth and Income              Balance the objectives of
(Alliance Growth and Income             reasonable current income and
 Sub-Account)                           reasonable opportunities for
                                        appreciation through investments
                                        primarily in dividend-paying
                                        common stocks of good quality.

Alliance Premier Growth                 Growth of capital rather than
(Alliance Premier Growth                current income.
 Sub-Account)

Alliance Real Estate                    Total return on its assets through
(Alliance Real Estate Sub-              long-term growth of capital and
 Account)                               income principally through
                                        investing in a portfolio of equity
                                        securities of issuers that are
                                        primarily engaged in or related to
                                        the real estate industry.

Eligible Funds of Liberty Trust
and Variable Account
Sub-Accounts                            Investment Objective

Colonial Growth and Income              Primarily income and long-term
(Colonial Growth and Income             capital growth and, secondarily,
Sub- Account)(formerly named            preservation of capital.
Colonial-Keyport Growth and
Income Fund)

Colonial High Yield Securities          High current income and total
(Colonial High Yield Securities         return by investing primarily
 Sub-Account)                           in lower rated corporate debt
                                        securities.

Colonial Small Cap Value                Long-term growth by investing
(Colonial Small Cap Value               in smaller capitalization
 Sub-Account)                           equity securities.

Colonial Strategic Income               A high level of current income, as
(Colonial Strategic Income              is consistent with prudent risk and
Sub-Account)(formerly named             maximizing total return, by
Colonial-Keyport Strategic              diversifying investments primarily
Income Fund)                            in U.S. and foreign government and
                                        high yield, high risk corporate
                                        debt securities.

Colonial U.S. Stock                     Long-term capital growth by
(Colonial U.S. Stock Sub-Account)       investing primarily in large
(formerly named Colonial-Keyport        capitalization equity securities.
U.S. Stock Fund)

Liberty All-Star Equity                 Total investment return, comprised
(Liberty All-Star Equity Sub-Account)   of long-term capital appreciation
                                        and current income, through
                                        investment primarily in a
                                        diversified portfolio of equity
                                        securities.

Stein Roe Global Utilities              Current income and long-term growth
(Stein Roe Global Utilities             of capital and income.
Sub-Account)(formerly named
Colonial-Keyport Utilities Fund)

Eligible Funds of MFS Trust
and Variable Account
Sub-Accounts                            Investment Objective

MFS Bond                                High level of current income
(MFS Bond Sub-Account)                  as is believed consistent
                                        with prudent investment risk
                                        and secondarily to protect
                                        shareholders' capital.

MFS Emerging Growth                     Long-term growth of capital.
(MFS Emerging Growth Sub-Account)

MFS Research                            Long-term growth of capital and
(MFS Research Sub-Account)              future income.

Eligible Funds of SteinRoe Trust
and Variable Account
Sub-Accounts                            Investment Objective

Stein Roe Balanced                      High total investment return
(Stein Roe Balanced                     through investment in a changing
Sub-Account) (formerly named SteinRoe   mix of securities.
Managed Assets Fund)

Stein Roe Growth Stock                  Long-term growth of capital through
(Stein Roe Growth Stock                 investment primarily in common
Sub-Account)(formerly named SteinRoe    stocks.
Managed Growth Stock Fund)

Stein Roe Money Market                  High current income from short-term
(Stein Roe Money Market                 money market instruments while
Sub-Account)(formerly named SteinRoe    emphasizing preservation of capital
Cash Income Fund)                       and maintaining excellent
                                        liquidity.

Stein Roe Special Venture               Capital growth by investing
(Stein Roe Special Venture              primarily in common stocks,
Sub-Account)(formerly named SteinRoe    convertible securities, and other
Capital Appreciation Fund)              securities selected for prospective
                                        capital growth.

There is no assurance that the Eligible Funds will achieve their stated objectives.

All the Eligible Funds are funding vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of Keyport and of insurance companies affiliated and unaffiliated with Keyport. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions:
AIM Insurance Funds--"Purchase and Redemption of Shares"; Alliance Series Fund--"Introduction to the Fund"; Liberty Trust--"The Trust"; MFS Trust-- "Investment Concept of the Trust"; and SteinRoe Trust--"The Trust".

                    Transfer of Variable Account Value


Certificate Owners may transfer Variable Account Value from one Sub-Account to another Sub-Account and/or to the Fixed Account.


The Certificate allows Keyport to charge a transfer fee and to limit the number of transfers that can be made in a specified time period. Certificate Owners should be aware that transfer limitations may prevent a Certificate Owner from making a transfer on the date he or she wants to, with the result that the Certificate Owner's future Certificate Value may be lower than it would have been had the transfer been made on the desired date.

Currently, Keyport has no limit on the number or frequency of transfers, and it is not charging a transfer fee of $25 for each transfer in excess of 12 per Certificate Year. For transfers under different Certificates that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport's determination, based on the recommendation of a common investment adviser or broker/dealer, there is a transfer limitation of one transfer every 30 days or such other period as Keyport may permit.

Keyport is also limiting each transfer to a maximum of $500,000 or such greater amount as Keyport may permit. All transfers requested for a Certificate on the same day will be treated as a single transfer and the total combined transfer amount will be subject to the $500,000 limitation. If the $500,000 limitation is exceeded, no amount of the transfer will be executed by Keyport.

In applying the $500,000 limitation, Keyport may treat as one transfer all transfers requested by a Certificate Owner for multiple Certificates he or she owns. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport.

In applying the $500,000 limitation to transfers requested by a common attorney-in-fact or investment adviser, Keyport will treat as one transfer all transfers requested under different Certificates that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport's determination, based on the recommendation of a common investment adviser or broker/dealer. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport. If a transfer is executed under one Certificate and, within the next 30 days, a transfer request for another Certificate is determined by Keyport to be related to the executed transfer under this paragraph's rules, the transfer request will not be executed by Keyport. In order for it to be executed, it would need to be requested again after the 30 day period has expired and it, along with any other transfer requests that are collectively treated as a single transfer, would need to total less than $500,000.

Keyport's interest in applying these limitations is to protect the interests of both Certificate Owners who are not engaging in significant transfer activity and Certificate Owners who are engaging in such activity. Keyport has determined that the actions of Certificate Owners engaging in significant transfer activity among Sub-Accounts may cause an adverse affect on the performance of the Eligible Fund for the Sub-Account involved. The movement of Sub-Account values from one Sub-Account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Certificate Owners.

Certificate Owners will be notified, in advance, of the imposition of any transfer fee or of a change in the limitation on the number of transfers. The fee will not exceed $25.

Transfers must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport to accept telephone transfer requests from the Certificate Owner or from a person acting for the Certificate
Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone transfer instructions, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix B and Certificate Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be initiated at the close of business that day. Any requests received later will be initiated at the close of the next business day. Each request from a Certificate Owner to transfer value will be executed by both redeeming and acquiring Accumulation Units on the day Keyport initiates the transfer.

If  100%  of  any  Sub-Account's value is transferred  and  the  allocation formula for Purchase Payments includes that Sub-Account, then the allocation formula for future Purchase Payments will automatically change unless the Certificate Owner instructs otherwise. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless the Certificate Owner instructs otherwise.

     Substitution of Eligible Funds and Other Variable Account Changes

If the shares of any of the Eligible Funds should no longer be available for investment by the Variable Account or if in the judgment of Keyport's management further investment in such fund shares should become inappropriate in view of the purpose of the Certificate, Keyport may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased under the Certificate. No substitution of Fund shares in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and notice to Certificate Owners, to the extent required by the Investment Company Act of 1940.

Keyport has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed: (a) to operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law; (b) to take any action necessary to comply with or obtain and continue any exemptions from the Investment Company Act of 1940 or to comply with any other applicable law; (c) to transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate investment accounts, or to Keyport's general account; or to add, combine or remove Sub-Accounts in the Variable Account; and (d) to change the way Keyport assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the Eligible Funds in connection with the Certificates.

                                DEDUCTIONS

             Deductions for Mortality and Expense Risk Charge

Although variable annuity payments made to Annuitants will vary in accordance with the investment performance of the investments of the Variable Account, they will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Keyport guarantees the Death Benefits described below (see "Death Benefits"). Keyport assumes an expense risk that the asset-based Administrative Charge will be insufficient to cover the anticipated portion of Keyport's administrative expenses.

To compensate it for assuming mortality and expense risks, for each Valuation Period Keyport deducts from each Sub-Account a Mortality and Expense Risk Charge equal on an annual basis to 1.25% of the average daily net asset value of the Sub-Account. The charge is deducted during both the accumulation and annuity periods (i.e., both before and after the Income
Date). Less than the full charge will be deducted from Sub-Account values attributable to Certificates issued to employees of Keyport and other persons specified in "Sales of the Certificates".

                Deductions for Daily Administrative Charge

Keyport also deducts from each Sub-Account each Valuation Period an Administrative Charge equal on an annual basis to 0.15% of the average daily net asset value of the Sub-Account. This charge compensates Keyport for a portion of the administrative expenses relating to the Certificate.

            Deductions for Transfers of Variable Account Value

The Certificate allows Keyport to charge a transfer fee. Currently no fee is being charged. Certificate Owners will be notified, in advance, of the imposition of any fee. The fee will not exceed $25.

                       Deductions for Premium Taxes

Keyport deducts the amount of any premium taxes levied by any state or governmental entity when paid unless Keyport elects to defer such deduction. It is not possible to describe precisely the amount of premium tax payable on any transaction involving the Certificate offered hereby. Such premium taxes depend, among other things, on the type of Certificate (Qualified or Non-Qualified), on the state of residence of the Certificate Owner, the state of residence of the Annuitant, the status of Keyport within such states, and the insurance tax laws of such states. Currently such premium taxes range from 0% to 5.0% of either total Purchase Payments or Certificate Value.

                        Deductions for Income Taxes

Keyport will deduct from any amount payable under the Certificate any income taxes that a governmental authority requires Keyport to withhold with respect to that amount. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

                      Total Variable Account Expenses

Total Variable Account expenses in relation to the Certificate will be the Mortality and Expense Risk Charge and the Daily Administrative Charge.

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and therefore the deductions from and expenses paid out of the assets of the Eligible Funds. These deductions and expenses are described in the Eligible Fund prospectuses.

                              OTHER SERVICES

The Programs. Keyport offers several investment related programs which are available only prior to the Income Date: Asset Allocation; Dollar Cost
Averaging; Systematic Investment; and Systematic Withdrawal Programs. A Rebalancing Program is available prior to and after the Income Date. Under each Program that utilizes transfers, the related transfers between and among Sub-Accounts and the Fixed Account are not counted as one of the twelve free transfers. Each of the Programs has its own requirements, as discussed below. Keyport reserves the right to terminate any Program.

If the Certificate Owner has submitted the required telephone authorization form, certain changes may be made by telephone. For those Programs involving transfers, Owners may change instructions by telephone with regard to which Sub-Accounts or the Fixed Account Certificate Value may be transferred. The current conditions and procedures are described in Appendix B.

Dollar Cost Averaging Program. Keyport offers a Dollar Cost Averaging Program that Certificate Owners may participate in by Written Request. The program periodically transfers Accumulation Units from the Stein Roe Money Market Sub-Account or the One-Year Guarantee Period of the Fixed Account to other Sub-Accounts selected by the Certificate Owner. The program allows a Certificate Owner to invest in Variable Sub-Accounts over time rather than having to invest in those Sub-Accounts all at once. The program is available for initial and subsequent Purchase Payments and for Certificate Value transferred into the Stein Roe Money Market Sub-Account or the One-Year Guarantee Period. Under the program, Keyport makes automatic transfers on a periodic basis out of the Stein Roe Money Market Sub-Account or the One-Year Guarantee Period into one or more of the other available Sub-Accounts (Keyport reserves the right to limit the number of Sub-Accounts the Certificate Owner may choose but there are currently no limits).

The Certificate Owner by Written Request must specify the Stein Roe Money Market Sub-Account or the One Year Guarantee Period from which the transfers are to be made, the monthly amount to be transferred (minimum $100) and the Sub-Account(s) to which the transfers are to be made. The first transfer will occur at the close of the Valuation Period that includes the 30th day after the receipt of the Certificate Owner's Written Request. Each succeeding transfer will occur one month later (e.g., if the 30th day after the receipt date is April 8, the second transfer will occur at the close of the Valuation Period that includes May 8). When the remaining value is less than the monthly transfer amount, that remaining value will be transferred and the program will end. Before this final transfer, the Certificate Owner may extend the program by allocating additional Purchase Payments to the Stein Roe Money Market Sub-Account or the One Year Guarantee Period or by transferring Certificate Value to the Stein Roe Money Market Sub-Account or the One Year Guarantee Period. The Certificate Owner may, by Written Request or by telephone, change the monthly amount to be transferred, change the Sub-Account(s) to which the transfers are to be made, or end the program. The program will automatically end if the Income Date occurs. Keyport reserves the right to end the program at any time by sending the Certificate Owner a notice one month in advance.

Written or telephone instructions must be received by Keyport by the end (currently 4:00 PM Eastern Time) of the business day preceding the next scheduled transfer in order to be in effect for that transfer. Telephone instructions are subject to the conditions and procedures established by Keyport from time to time. The current conditions and procedures appear in Appendix B, and Certificate Owners in a dollar cost averaging program will be notified, in advance, of any changes.

Asset Allocation Program. Certificate Owners may select from five asset allocation model portfolios separately developed by Ibbotson Associates and Standard & Poor's (Model A -- Capital Preservation, Model B -- Income and Growth, Model C -- Moderate Growth, Model D -- Growth, and Model E -- Aggressive Growth). If a Certificate Owner elects one of the models, initial and subsequent Purchase Payments will automatically be allocated among the Sub-Accounts in the model. Only one model may be used in a Certificate at a time. Certificate Owners may use a questionnaire and scoring system to determine the model which corresponds to their risk tolerance and time horizons.

Periodically Ibbotson Associates and Standard & Poor's will review the models and may determine that a reconfiguration of the Sub-Accounts and percentage allocations among those Sub-Accounts is appropriate. Certificate Owners will receive notification prior to any reconfiguration.

The Fixed Account is not available in any asset allocation model. A Certificate Owner may allocate initial or subsequent Purchase Payments, or Certificate Value, between an asset allocation model and the Fixed Account.

Rebalancing Program. In accordance with the Certificate Owner's election of the relative Purchase Payment percentage allocations, Keyport will automatically rebalance the Certificate Value of each Sub-Account either monthly, quarterly, semi-annually, or annually. On the last day of the period selected, Keyport will automatically rebalance the Certificate Value in each of the Sub-Accounts to match the current Purchase Payment percentage allocations. The Program may be terminated at any time and the percentages may be altered by Written Request. The requested change must be received at the Office ten (10) days prior to the end of the period selected. Certificate Value allocated to the Fixed Account is not subject to automatic rebalancing. After the Income Date, automatic rebalancing applies only to variable annuity payments and Keyport will rebalance the number of Annuity Units in each Sub-Account (Annuity Units are used to calculate the amount of each Sub-Account annuity payment; see "Variable Annuity Benefits" in the Statement of Additional Information).

Systematic Investment Program. Purchase Payments under Non-Qualified Certificates may be made by monthly deductions from the bank account or payroll of any Certificate Owner who has completed and returned to Keyport a Systematic Investment Program application and authorization form. The application and authorization form may be obtained from Keyport or from the sales representative. Each Systematic Investment Program Purchase Payment is subject to a current minimum of $50.

Systematic Withdrawal Program. To the extent permitted by law, Keyport will make monthly, quarterly, semi-annually or annual distributions of a predetermined dollar amount to the Certificate Owner that has enrolled in the Systematic Withdrawal Program. Under the Program, all distributions will be made directly to the Certificate Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Certificate Value. (See "Tax Status".) The Certificate Owner may specify the amount of each partial withdrawal, subject to a minimum of $100. Systematic withdrawals may be made from the Sub-Accounts and the one, three, five, and seven year Guarantee Periods of the Fixed Account.

Unless the Certificate Owner specifies the Sub-Account or Sub-Accounts or the Fixed Account from which withdrawals of Certificate Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, Keyport will make withdrawals under the Program from the Sub-Accounts and the Fixed Account in amounts proportionate to the amounts in the Sub-Accounts and the Fixed Account. All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Certificate Owner.

The Program may be combined with all other Programs except the Systematic Investment Program.

                             THE CERTIFICATES

                          Variable Account Value

The Variable Account Value for a Certificate is the sum of the value of each Sub-Account to which values are allocated under a Certificate. The value of each Sub-Account is determined at any time by multiplying the number of Accumulation Units attributable to that Sub-Account by the Accumulation Unit value for that Sub-Account at the time of determination. The Accumulation Unit value is an accounting unit of measure used to determine the change in an Accumulation Unit's value from Valuation Period to Valuation Period.

Each Purchase Payment that is made results in additional Accumulation Units being credited to the Certificate and the appropriate Sub-Account thereunder. The number of additional units for any Sub-Account will equal the amount allocated to that Sub-Account divided by the Accumulation Unit value for that Sub-Account at the time of investment.

                             Valuation Periods

The Variable Account is valued each Valuation Period using the net asset value of the Eligible Fund shares. A Valuation Period is the period commencing at the close of trading on the New York Stock Exchange on each Valuation Date and ending at the close of trading for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                           Net Investment Factor

Variable Account Value will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect value, Keyport utilizes an Accumulation Unit value. Each Sub-Account has its own Accumulation Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of that period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. Keyport calculates a net investment factor for each Sub-Account by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) - c), where:

(a) is equal to:

(i) the net asset value per share of the Eligible Fund at the end of the Valuation Period; plus

(ii) the per share amount of any distribution made by the Eligible Fund if the "ex-dividend" date occurs during that same Valuation Period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior Valuation Period.

(c) is equal to:

(i)  the  Valuation  Period equivalent of the Mortality  and  Expense  Risk
Charge; plus

(ii)  the  Valuation Period equivalent of the daily Administrative  Charge;
plus

(iii) a charge factor, if any, for any tax provision established by Keyport as a result of the operations of that Sub-Account.


For Certificates issued to employees of Keyport and other persons specified in "Sales of the Certificates", the Mortality and Expense Risk Charge in
(c)(i) above is .35%, and the daily Administrative charge in (c)(ii) above is eliminated.


                      Modification of the Certificate

Only Keyport's President or Secretary may agree to alter the Certificate or waive any of its terms. Any changes must be made in writing and with the Certificate Owner's consent, except as may be required by applicable law.

                              Right to Revoke

The Certificate Owner may return the Certificate within 10 days after he or she receives it by delivering or mailing it to Keyport's Office. The return of the Certificate by mail will be effective when the postmark is affixed to a properly addressed and postage-prepaid envelope. The returned Certificate will be treated as if Keyport never issued it and Keyport will refund either the Certificate Value or Purchase Payments, as required by state law.

For Certificates delivered in California to a Certificate Owner age 60 or older, the Certificate Owner may return the Certificate to Keyport's Office or to the agent from whom the Certificate was purchased. If the Certificate is received at Keyport's Office or by the agent within 30 days after the Certificate Owner receives the Certificate, Keyport will refund the Certificate Value.

              DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. These provisions apply if, before the Income Date while the Certificate is In Force, the primary Certificate Owner or any Joint Certificate Owner dies (whether or not the decedent is also the Annuitant) or the Annuitant dies under a Certificate with a non-natural Certificate Owner such as a trust. The Designated Beneficiary will control the Certificate after such a death.

If the decedent's surviving spouse (if any) is the sole Designated Beneficiary, the surviving spouse will automatically become the new sole primary Certificate Owner as of the decedent's date of death. And, if the Annuitant is the decedent, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate may continue until another death occurs (i.e., until the death of the Annuitant, primary Certificate Owner or joint Certificate Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may continue up to five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Certificate for its Surrender Value. If the Certificate is still in effect at the end of the five-year period, Keyport will automatically end it then by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, Keyport will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be the decedent if he or she is the first to die of the primary Certificate Owner, Joint Certificate Owner, Annuitant, or, if there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person. If the Covered Person dies, the Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA"). The DBA is:

The DBA at issue is the initial Purchase Payment. Thereafter, the DBA is calculated for each Valuation period by adding any additional Purchase Payments, and deducting any partial withdrawals. This resulting amount is the "net Purchase Payment death benefit". The Certificate Value for each Certificate Anniversary (the "Anniversary Value") before the 81st birthday of the Covered Person is determined. Each Anniversary Value is increased by any Purchase Payments made after that anniversary. This resultant value is then decreased by an amount calculated at the time of any partial withdrawal made after that anniversary. The amount is calculated by taking the amount of any partial withdrawal, and dividing by the Certificate Value immediately preceding the partial withdrawal, and then multiplying by the Anniversary Value immediately preceding the withdrawal. The greatest Anniversary Value, as so adjusted, (the "greatest Anniversary Value") is the DBA unless the net Purchase Payment death benefit is higher. The net Purchase Payment death benefit will be the DBA if such amount is higher than the greatest Anniversary Value.

When Keyport receives due proof of the Covered Person's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death. Whether or not the Certificate Value is increased because of this minimum death provision, the Designated Beneficiary may, by the later of the 90th day after the Covered Person's death and the 60th day after Keyport is notified of the death, surrender the Certificate for the Certificate Withdrawal Value. If the Certificate is not surrendered, it will continue for the time period specified above.

Payment of Benefits. Instead of receiving a lump sum, the Certificate Owner or any Designated Beneficiary may direct by Written Request that Keyport pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, before the Income Date while the Certificate is In Force, (a) the Annuitant dies, (b) the Annuitant is not a Certificate Owner, and (c) the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise the primary Certificate Owner. If the Annuitant is the first to die of the Certificate's primary Certificate Owner, Joint Certificate Owner and Annuitant, then the Annuitant is the Covered Person and the Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA"), as defined above. When Keyport receives due proof of the Annuitant's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death. Whether or not the Certificate Value is increased because of this minimum death provision, the Certificate Owner may surrender the Certificate within 90 days of the date of the Annuitant's death for the Certificate Withdrawal Value.

                DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies before the Income Date while the Certificate is In Force, the Designated Beneficiary will control the Certificate after such a death. The Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA") as defined above. When Keyport receives due proof of the Annuitant's death, Keyport will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport receives due proof of death. The amount to be credited will be allocated to the Variable Account and/or the Fixed Account based on the Purchase Payment allocation selection that is in effect when Keyport receives due proof of death. Whether or not the Certificate Value is increased because of this minimum death provision, the Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after Keyport is notified of the death, surrender the Certificate for the Certificate Withdrawal Value.

If the Certificate is not surrendered, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, Keyport will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Keyport will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

Payment of Benefits. Instead of receiving a lump sum, the Certificate Owner or any Designated Beneficiary may direct by Written Request that Keyport pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death; (b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                           CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application. The Certificate Owner may exercise all the rights of the Certificate. Joint Certificate Owners are permitted but not contingent Certificate Owners.

The Certificate Owner may by Written Request change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of such person.

Because a change of Certificate Owner by means of a gift (i.e., a transfer without full and adequate consideration) may be a taxable event, a Certificate Owner should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. A Certificate Owner should consult the Plan Administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

                                ASSIGNMENT

The Certificate Owner may assign the Certificate at any time. A copy of any assignment must be filed with Keyport. The Certificate Owner's rights and those of any revocably-named person will be subject to the assignment. Any Qualified Certificate may have limitations on assignability.

Because an assignment may be a taxable event, a Certificate Owner should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

                     PARTIAL WITHDRAWALS AND SURRENDER

The Certificate Owner may make partial withdrawals from the Certificate. Keyport must receive a Written Request and the minimum amount to be withdrawn must be at least $300 or such lesser amount as Keyport may permit in conjunction with a Systematic Withdrawal Program. If the Certificate Value after a partial withdrawal would be below $2,500, Keyport will treat the request as a withdrawal of only the excess amount over $2,500. Unless the request specifies otherwise, the total amount withdrawn will be deducted from all Sub-Accounts of the Variable Account in the ratio that the value in each Sub-Account bears to the total Variable Account Value. If there is no value, or insufficient value, in the Variable Account, then the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.

The Certificate Owner may totally surrender the Certificate by making a Written Request. Surrendering the Certificate will end it. Upon surrender, the Certificate Owner will receive the Certificate Withdrawal Value.

Keyport will pay the amount of any surrender within seven days of receipt of such request. Alternatively, the Certificate Owner may purchase for himself or herself an annuity option with any surrender benefit of at least $5,000. Keyport's consent is needed to choose an option if the Certificate Owner is not a natural person.

Annuity options based on life contingencies cannot be surrendered after annuity payments have begun. Option A, which is not based on life contingencies, may be surrendered if a variable payout has been selected.

Because of the potential tax consequences of a full or partial surrender, a Certificate Owner should consult a competent tax adviser regarding a surrender.

                            ANNUITY PROVISIONS

                             Annuity Benefits

If the Annuitant is alive on the Income Date and the Certificate is In Force, payments will begin under the annuity option or options the Certificate Owner has chosen. The amount of the payments will be determined by applying the Certificate Value increased or decreased by a limited Market Value Adjustment of Fixed Account Value described in Appendix A (less any premium taxes not previously deducted) on the Income Date in accordance with the option selected.

                      Income Date and Annuity Option

The  Certificate Owner may select an Income Date and an Annuity  Option  at the time of application. If the Certificate Owner does not select an Annuity Option, Option B will automatically be designated. If the Certificate Owner does not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and (ii) any maximum date permitted under state law.

                 Change in Income Date and Annuity Option

The Certificate Owner may choose or change an Annuity Option or the Income Date by making a Written Request to Keyport at least 30 days prior to the Income Date. However, any Income Date must be: (a) for fixed annuity options, not earlier than the first Certificate Anniversary; and (b) not later than the earlier of (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and (ii) any maximum date permitted under state law.

                              Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

Other options may be arranged by mutual consent. Each option is available in two forms - as a variable annuity for use with the Variable Account and as a fixed annuity for use with Keyport's general account Fixed Account. Variable annuity payments will fluctuate while fixed annuity payments will not. The dollar amount of each fixed annuity payment will be determined by deducting from the Certificate Value increased or decreased by a limited Market Value Adjustment described in Appendix A, any premium taxes not previously deducted and then dividing the remainder by $1,000 and multiplying the result by the greater of: (a) the applicable factor shown in the appropriate table in the Certificate; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

If no Annuity Option is selected, Option B will automatically be applied. Unless the Certificate Owner chooses otherwise, Variable Account Value (less any applicable premium taxes not previously deducted) will be applied to a variable annuity option and Fixed Account Value increased or decreased by a limited Market Value Adjustment described in Appendix A less any premium taxes not previously deducted will be applied to a fixed annuity option. Whether variable or fixed, the same Certificate Value applied to each option will produce a different initial annuity payment as well as different subsequent payments.

The payee is the person who will receive the sum payable under an annuity option. Any annuity option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available to apply under any variable or fixed option is less than $5,000, Keyport has reserved the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

Annuity payments will be made monthly unless quarterly, semi-annual or annual payments are chosen by Written Request. However, if any payment provided for would be or becomes less than $100, Keyport has the right to reduce the frequency of payments to such an interval as will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years. Keyport will pay an annuity for a chosen number of years, not fewer than 5 nor over 50 (a period of years over 30 may be chosen only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment). Option A is referred to as Preferred Income Plan (PIP). At any time while variable annuity payments are being made, the payee may elect to receive the following amount: the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year is chosen by Written Request at the time the option is selected). Instead of receiving a lump sum, the payee may elect another payment option and the amount applied to the option will not be reduced by the charge defined in (b) above. If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:

(a) payments will be continued during the remainder of the period to the successor payee; or

(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year had been chosen by the payee at the time the option was selected.

The Mortality and Expense Risk Charge is deducted during the Option A payment period if a variable payout has been selected, but Keyport has no mortality risk during this period.

Keyport has available a "level monthly" payment option that can be chosen for variable payments under Option A. Under this option, the monthly payment amount changes every twelve months instead of every month as would be the case under the standard monthly payment frequency. The "level monthly" option converts an annual payment amount into twelve equal monthly payments as follows. Each annual payment will be determined as described below in "Variable Annuity Payment Values". Each annual payment will then be placed in Keyport's general account, from which it will be paid out in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor used by Keyport that will vary from year to year. If the payments are commuted, (1) the commutation method described above for calculating the present value of remaining payments applies to any remaining annual payments and (2) any unpaid monthly payments out of the current twelve will be commuted at the interest rate that was used to determine those twelve current monthly payments.

See "Annuity Payments" on Page 23 for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. Keyport will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:

(a) payments will be continued during the remainder of the period to the successor payee; or

(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 6% per year (5% per year for Oregon and Texas Certificates), unless 3% per year was chosen by Payee's Written Request.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. Keyport will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH PAYEES DIE AFTER THE RECEIPT OF THE FIRST PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF BOTH PAYEES DIE AFTER RECEIPT OF THE SECOND PAYMENT AND SO ON.

                      Variable Annuity Payment Values

The amount of the first variable annuity payment is determined by Keyport using an annuity purchase rate that is based on an assumed annual investment return of 6% per year (5% per year for Oregon and Texas Certificates), unless 3% is chosen by Written Request. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to the sum of all Sub-Account payments. Currently, a payee may instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months.

               Proof of Age, Sex, and Survival of Annuitant

Keyport may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, Keyport will compute the amount payable based on the correct age and sex. If income payments have begun, any underpayments Keyport may have made will be paid in full with the next annuity payment. Any overpayments, unless repaid in one sum, will be deducted from future annuity payments until Keyport is repaid in full.

                          SUSPENSION OF PAYMENTS

Keyport reserves the right to postpone surrender payments from the Fixed Account for up to six months. Keyport reserves the right to suspend or postpone any type of payment from the Variable Account for any period when:
(a) the New York Stock Exchange is closed other than customary weekend or holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or (d) the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions described in (b) and (c) exist.

                                TAX STATUS

                               Introduction

The Certificate is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary
depends on the type of retirement plan for which the Certificate is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon Keyport's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.



                     Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Certificate, or annuity payments.

Surrenders, Assignments and Gifts. A Certificate Owner who fully surrenders his or her Certificate is taxed on the portion of the payment that exceeds his or her cost basis in the Certificate. For Non-Qualified Certificates, the cost basis is generally the amount of the Purchase Payments made for the Certificate and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging. A Designated Beneficiary receiving a lump sum surrender benefit after the death of the Annuitant or Certificate Owner is taxed on the portion of the amount that exceeds the Certificate Owner's cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds Purchase Payments. Then, to the extent the Certificate Value does not exceed Purchase Payments, such withdrawals are treated as a non-taxable return of principal to the Certificate Owner. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Certificate Owner who assigns or pledges a Non-Qualified Certificate is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to partial withdrawals or surrenders. A Certificate Owner who gives away the Certificate (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Certificate.

A special computational rule applies if Keyport issues to the Certificate Owner, during any calendar year, (a) two or more Certificates or (b) one or more Certificates and one or more of Keyport's other annuity contracts.
Under this rule, the amount of any distribution includable in the Certificate Owner's gross income is to be determined under Section 72(e) of the Code by treating all the Keyport contracts as one contract. Keyport believes that this means the amount of any distribution under one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. The non-taxable portion of each variable annuity payment is determined by dividing the cost basis of the Certificate by the total number of expected payments while the non-taxable portion of each fixed annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Certificate bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in Keyport's general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by Certificate Owners, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on amounts received:
(a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant); (d) if the taxpayer becomes totally and permanently disabled; or (e) under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments, provided only one Purchase Payment is made to the Certificate, the Certificate is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. Keyport is required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. Keyport will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).


Section 1035 Exchanges. A Non-Qualified Certificate may be purchased with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is Keyport's understanding that in such an event: (a) the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates"; (b) Purchase Payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and (c) Purchase Payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law: (i) the penalty tax does not apply to any distribution; (ii) partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and (iii) assignments are not treated as surrenders subject to taxation. Keyport's understanding of the above is principally based on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.


Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds are designed to be managed to meet the diversification requirements for the Certificate as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate would not be treated as an annuity contract. As a consequence to the Certificate Owner, income earned on a Certificate would be taxable to the Certificate Owner in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, Keyport would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which a Certificate Owner's control of the investments of a segregated asset account may cause the Certificate Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. Keyport, however, has reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since the regulations have not been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, Certificate Owners are urged to consult with their own tax advisers.

                              Qualified Plans

The Certificate is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of the Certificate with the various types of Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection therewith. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

                          Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity"
(TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, benefits may be paid, through surrender of the Certificate or otherwise, only (a) when the employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or (b) in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions. Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

Keyport will notify a Certificate Owner who has requested a distribution from a Certificate if all or part of such distribution is eligible for rollover to another TSA or to an individual retirement annuity or account
(IRA). Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate if the Certificate Owner receives the amount rather than directing Keyport by Written Request to transfer the amount as a direct rollover to another TSA or IRA.

                      Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

                Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.

Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

                    VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with its view of present applicable law, Keyport will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. Keyport will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Keyport determines that it is permitted to vote the shares of the Eligible Funds in its own right, it may elect to do so.

The person having the voting interest under a Certificate prior to the Income Date shall be the Certificate Owner. The number of shares held in each Sub-Account which are attributable to each Certificate Owner is determined by dividing the Certificate Owner's Variable Account Value in each Sub-Account by the net asset value of the applicable share of the Eligible Fund. The person having the voting interest after the Income Date under an annuity payment option shall be the payee. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

The number of shares in which a person has a voting interest will be determined as of the date coincident with the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund and voting instructions will be solicited by written communication prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the Eligible Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

                         SALES OF THE CERTIFICATES

Keyport Financial Services Corp. ("KFSC") serves as the Principal Underwriter for the Certificate described in this prospectus. The Certificate will be sold by salespersons who represent Keyport Life Insurance Company KFSC's corporate parent as variable annuity agents and who are registered representatives of broker/dealers who have entered into distribution agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110.


A dealer selling the Certificate may receive up to 6.00% of Purchase Payments with additional compensation later based on the Certificate Value of those payments. During certain time periods selected by Keyport and KFSC, the percentage may increase to 6.25%. In addition, under certain circumstances, Keyport or certain of its affiliates, under a marketing support agreement with KFSC may pay certain sellers for other services not directly related to the sale of Certificates such as special marketing support allowances.


Certificates may be sold with lower or no dealer compensation (1) to a person who is an officer, director, or employee of Keyport or an affiliate of Keyport or (2) to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that
(1) they are not subject to the deduction for the asset-based Administrative charge and (2) they have a Mortality and Expense Risk Charge of 0.35% per year.

                             LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. Keyport is engaged in various kinds of routine litigation which in its judgment is not of material importance in relation to the total capital and surplus of Keyport.

                      INQUIRIES BY CERTIFICATE OWNERS

Certificate Owners with questions about their Certificates may write Keyport Life Insurance Company, Client Service Department, 125 High Street, Boston, MA 02110, or call (800) 367-3653.

          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

                                                              Page
Keyport Life Insurance Company                                 2
Variable Annuity Benefits                                      2
  Variable Annuity Payment Values                              2
  Re-Allocating Sub-Account Payments                           3
Custodian                                                      4
Principal Underwriter                                          4
Experts                                                        4
Investment Performance                                         4
  Yields for Stein Roe Money Market Sub-Account                5
Financial Statements                                           6
  Keyport Life Insurance Company                               7

  Variable Account A                                           31



                                APPENDIX A

 THE FIXED ACCOUNT (ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)

                               Introduction

This Appendix describes the Fixed Account option available under the Certificate.

FIXED ACCOUNT VALUES PROVIDED BY THE CERTIFICATE ARE SUBJECT TO A MARKET VALUE ADJUSTMENT, THE OPERATION OF WHICH MAY RESULT IN UPWARD OR DOWNWARD ADJUSTMENTS IN AMOUNTS TRANSFERRED AND AMOUNTS PAID (INCLUDING WITHDRAWALS, SURRENDERS, DEATH BENEFITS, AND AMOUNTS APPLIED TO PURCHASE ANNUITY PAYMENTS) TO A CERTIFICATE OWNER OR OTHER PAYEE. IN NO EVENT WILL THE DOWNWARD MARKET VALUE ADJUSTMENT ELIMINATE INTEREST AT THE RATE OF 3% PER YEAR APPLIED TO THE AMOUNT ALLOCATED TO A GUARANTEED PERIOD. PAYMENTS MADE FROM FIXED ACCOUNT VALUES AT THE END OF THEIR GUARANTEE PERIOD ARE NOT SUBJECT TO THE MARKET VALUE ADJUSTMENT.

Purchase Payments allocated to the Fixed Account option become part of Keyport's general account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account options have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account an investment company under the Investment Company Act. Accordingly, neither the general account, the Fixed Account option, nor any interest therein, is subject to regulation under the 1933 Act or the Investment Company Act. Keyport understands that the Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

       Investments in the Fixed Account and Capital Protection Plus

Purchase Payments will be allocated to the Fixed Account in accordance with the selection made by the Certificate Owner in the application. Any selection must specify that percentage of the Purchase Payment that is to be allocated to each Guarantee Period of the Fixed Account. The percentage, if not zero, must be at least 5%. The Certificate Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport to accept telephone allocation instructions from the Certificate Owner. By authorizing Keyport to accept telephone changes, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix B and Certificate Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

Keyport currently offers Guarantee Periods of 1, 3, 5, and 7 years. Keyport may change at any time the number of Guarantee Periods it offers under newly-issued and in-force Certificates, as well as the length of those Guarantee Periods. If Keyport stops offering a particular Guarantee Period, existing Fixed Account Value in such Guarantee Period would not be affected until the end of the Period (at that time, a Period of the same length would not be a transfer option). Each Guarantee Period currently offered is available for initial and subsequent Purchase Payments and for transfers of Certificate Value.

Keyport offers a Capital Protection Plus program that a Certificate Owner may request. Under this program, Keyport will allocate part of the Purchase Payment to the Guarantee Period selected by the Certificate Owner so that such part, based on that Guarantee Period's interest rate in effect on the date of allocation, will equal at the end of the Guarantee Period the total Purchase Payment. The rest of the Purchase Payment will be allocated to the Sub-Account(s) of the Variable Account based on the Certificate Owner's allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the Guarantee Period, the Value at the end of that Period will not equal the original Purchase Payment amount.

For an example of Capital Protection Plus, assume Keyport receives a Purchase Payment of $10,000 when the interest rate for the 7-year Guarantee Period is 6.75% per year. Keyport will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Sub-Account(s) selected by the Certificate Owner.

                            Fixed Account Value

The Fixed Account Value at any time is equal to:

(a) all Purchase Payments allocated to the Fixed Account plus the interest subsequently credited on those payments; plus

(b) any Variable Account Value transferred to the Fixed Account plus the interest subsequently credited on the transferred value; less

(c) any prior partial withdrawals from the Fixed Account, including any charges therefor; less

(d)  any Fixed Account Value transferred to the Variable Account.

                             Interest Credits

Keyport will credit interest daily (based on an annual compound interest rate) to Purchase Payments allocated to the Fixed Account at rates declared by Keyport for Guarantee Periods of one or more years from the month and day of allocation. Any rate set by Keyport will be at least 3% per year.

Keyport's method of crediting interest means that Fixed Account Value might be subject to different rates for each Guarantee Period the Certificate Owner has selected in the Fixed Account. For purposes of this section, Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for another Guarantee Period shall be treated as a Purchase Payment allocation.

                  Application of Market Value Adjustment

Any surrender, withdrawal, transfer, or application to an Annuity Option of Fixed Account Value from a Guarantee Period of three years or more is subject to a limited Market Value Adjustment, unless: (1) the effective date of the transaction is at the end of the Guarantee Period; or (2) the effective date of a surrender is within 90 days of the date of death of the first Covered Person to die.

If a Market Value Adjustment applies to either a surrender or the application to an Annuity Option, then any negative Market Value Adjustment amount will be deducted from the Certificate Value and any positive Market Value Adjustment amount will be added to the Certificate Value. If a Market Value Adjustment applies to either a partial withdrawal or a transfer, then any negative Market Value Adjustment amount will be deducted from the partial withdrawal or transfer amount after the withdrawal or transfer amount has been deducted from the Fixed Account Value, and any positive Market Value Adjustment amount will be added to the applicable amount after it has been deducted from the Fixed Account Value.

No Market Value Adjustment is ever applicable to Guarantee Periods of fewer than three years.

                     Effect of Market Value Adjustment

A Market Value Adjustment reflects the change in prevailing current interest rates since the beginning of a Guarantee Period. The Market Value Adjustment may be positive or negative, but any negative Adjustment may be limited in amount (see Market Value Adjustment Factor below).

Generally, if the Treasury Rate for the Guarantee Period is lower than the Treasury Rate for a new Guarantee Period with a length equal to the time remaining in the Guarantee Period, then the application of the limited Market Value Adjustment will result in a reduction of the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

Similarly, if the Treasury Rate for the Guarantee Period is higher than the Treasury Rate for a new Guarantee Period with a length equal to the time remaining in the Guarantee Period, then the application of the Market Value Adjustment will result in an increase in the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

The Market Value Adjustment will be applied before the deduction of any applicable surrender charges or applicable taxes.

                      Market Value Adjustment Factor

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, transferred, or applied to a Payment Option, by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as the larger of Formula (1) or (2):

(1) (1+a)/(1+b)(n/12)-1

where:

"a" is the Treasury Rate for the number of Guarantee Period Years in the Guarantee Period;

"b" is the Treasury Rate for a period equal to the time remaining (rounded up to the next whole number of Guarantee Period Years) to the expiration of the Guarantee Period; and

"n" is the number of complete Guarantee Period Months remaining before the expiration of the Guarantee Period.

(2) (1.03)/(1+i)(y+d/#)-1

where:

"i" is the Guaranteed Interest Rate for the Guarantee Period;

"y" is the number of complete Guarantee Period Years that have elapsed in Your Guarantee Period;

"d" is the number of days since the last Guarantee Period Anniversary or, if "y" is zero, the number of days since the start of the Guarantee Period; and

"#" is the number of days in the current Guarantee Period Year (i.e., the sum of "d" and the number of days until the next Guarantee Period Anniversary).

In Formulas (1) and (2), all references to Guarantee Period, Guarantee Period Anniversary, Guarantee Period Month, and Guarantee Period Year relate to the Guarantee Period from which is being taken the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

As stated above, the Formula (2) amount will apply only if it is greater than the Formula (1) amount. This will occur only when the Formula (1) amount is negative and the Formula (2) amount is a smaller negative number. Formula (2) thus ensures that a full (normal) negative Market Value Adjustment of Formula (1) will not apply to the extent it would decrease the Guarantee Period's Fixed Account Value (before the deduction of any applicable surrender charges or any applicable taxes) below the following amount:

   (a)  the amount allocated to the Guarantee Period; less
   (b)  any prior systematic or partial withdrawal amounts; less
   (c) any prior amounts transferred to the Variable Account or to another Guarantee Period in the Fixed Account; plus
   (d) interest on the above items (a) through (c) credited annually at a rate of 3% per year.

                              Treasury Rates

The Treasury Rate for a Guarantee Period is the interest rate in the Treasury Constant Maturity Series, as published by the Federal Reserve Board, for a maturity equal to the number of years specified in "a" and "b" in Formula (1) above. Weekly Series are published at the beginning of the following week. To determine "a", Keyport uses the weekly Series first published on or after the most recent Determination Date which occurs on or before the Start Date for the Guarantee Period, except that if the Start Date is the same as the Determination Date or the date of publication, or any date in between, Keyport instead uses the weekly Series first published after the prior Determination Date. To determine "b", Keyport uses the Weekly Series first published on or after the most recent Determination Date which occurs on or before the date on which the Market Value Adjustment Factor is calculated, except that if the calculation date is the same as the Determination Date or the date of publication, or any date in between, Keyport instead uses the weekly Series first published after the prior Determination Date. The Determination Dates are the last business day prior to the first and fifteenth of each calendar month.

If the number of years specified in "a" or "b" is not equal to a maturity in the Treasury Constant Maturity Series, the Treasury Rate will be determined by straight line interpolation between the interest rates of the next highest and next lowest maturities.

If the Treasury Constant Maturity Series becomes unavailable, Keyport will adopt a comparable constant maturity index or, if such a comparable index also is not available, Keyport will replicate calculation of the Treasury Constant Maturity Series Index based on U.S. Treasury Security coupon rates.

                         End of A Guarantee Period

Keyport will notify a Certificate Owner in writing at least 30 days prior to the end of a Guarantee Period. At the end of the Guarantee Period,
Keyport will automatically transfer the Guarantee Period's Fixed Account Value to the Money Market Sub-Account of the Variable Account unless Keyport previously received a Certificate Owner's Written Request of: (1) election of a new Guarantee Period from among those being offered by Keyport at that time; or (2) instructions to transfer the ending Guarantee Period's Fixed Account Value to one or more Sub-accounts of the Variable Account. A new Guarantee Period cannot be longer than the number of years remaining until the Income Date.

                     Transfers of Fixed Account Value

The Certificate Owner may transfer Fixed Account Value from one Guarantee Period to another or to one or more Sub-Accounts of the Variable Account subject to any applicable Market Value Adjustment. If the Fixed Account Value represents multiple Guarantee Periods, the transfer request must specify from which values the transfer is to be made.

The Certificate allows Keyport to limit the number of transfers that can be made in a specified time period. Currently, Keyport is limiting Variable Account and Fixed Account transfers to generally unlimited transfers per calendar year with a $500,000 per transfer dollar limit. See "Transfer of Variable Account Value". Transfers from the Fixed Account to the Variable Account are limited to 50% of the Fixed Account Value at the beginning of the Certificate Year. This limitation will be waived if a Systematic Withdrawal Program is in effect. These limitations will not apply to any transfer made at the end of a Guarantee Period. Certificate Owners will be notified, in advance, of a change in the limitation on the number of transfers.

Transfer requests must be by Written Request unless the Certificate Owner has authorized Keyport by Written Request to accept telephone transfer instructions from the Certificate Owner or from a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport to accept telephone transfer instructions, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport from time to time. The current conditions and procedures are in Appendix B and Certificate Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be executed at the close of business that day. Any requests received later will be executed at the close of the next business day.

The amount of the transfer will be deducted from the specified values in the manner stated in the next section below.

If 100% of a Guarantee Period's value is transferred and the current allocation for Purchase Payments includes that Guarantee Period, then the allocation formula for future Purchase Payments will automatically change unless the Certificate Owner instructs otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-Account A and all Fixed Account Value is transferred to Sub-Account A, the allocation formula will change to 100% to Sub-Account A.


                                APPENDIX B

                          TELEPHONE INSTRUCTIONS

                 Telephone Transfers of Certificate Values

1. If there are Joint Certificate Owners, both must authorize Keyport to accept telephone instructions but either Certificate Owner may give Keyport telephone instructions.

2. All callers will be required to identify themselves. Keyport reserves the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to Keyport's satisfaction.

3. Neither Keyport nor any person acting on its behalf shall be subject to any claim, loss, liability, cost or expense if it or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent; however, Keyport will employ reasonable procedures to confirm that a telephone instruction is genuine and, if Keyport does not, Keyport may be liable for losses due to an unauthorized or fraudulent instruction. The Certificate Owner thus bears the risk that an unauthorized or fraudulent instruction that is executed may cause the Certificate Value to be lower than it would be had no instruction been executed.

4. All conversations will be recorded with disclosure at the time of the call.

5. The application for the Certificate may allow a Certificate Owner to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, such power will be treated as durable in nature and shall not be affected by the subsequent incapacity, disability or incompetency of the Certificate Owner. Either Keyport or the authorized person may cease to honor the power by sending written notice to the Certificate Owner at the Certificate Owner's last known address. Neither Keyport nor any person acting on its behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6.  Telephone  authorization  shall continue in  force  until  (a)  Keyport receives the Certificate Owner's written revocation, (b) Keyport discontinues the privilege, or (c) Keyport receives written evidence that the Certificate Owner has entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. Telephone transfer instructions received by Keyport at 800-367-3653 before the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

8. Once instructions are accepted by Keyport, they may not be canceled.

9. All transfers must be made in accordance with the terms of the Certificate and current prospectus. If the transfer instructions are not in good order, Keyport will not execute the transfer and will notify the caller within 48 hours.

10. If 100% of any Sub-Account's value is transferred and the allocation formula for Purchase Payments includes that Sub-Account, then the allocation formula for future Purchase Payments will change accordingly unless Keyport receives telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless Keyport is instructed otherwise.

       Telephone Changes to Purchase Payment Allocation Percentages

                     Numbers 1-6 above are applicable.




                                  PART B

                   STATEMENT OF ADDITIONAL INFORMATION

              GROUP AND INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                ISSUED BY
                            VARIABLE ACCOUNT A
                                    OF
                KEYPORT LIFE INSURANCE COMPANY ("Keyport")



This Statement of Additional Information is not a prospectus but it relates to, and should be read in conjunction with, the Keyport Advisor Vista variable annuity prospectus dated May 19, 1998. This SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466.




                            TABLE OF CONTENTS

                                                                     Page

Keyport Life Insurance Company.........................................2
Variable Annuity Benefits..............................................2
  Variable Annuity Payment Values......................................2
  Re-Allocating Sub-Account Payments...................................3
Custodian..............................................................4
Principal Underwriter..................................................4
Experts................................................................4
Investment Performance.................................................4
  Yields for Stein Roe Money Market Sub-Account........................5
Financial Statements...................................................6
  Keyport Life Insurance Company.......................................7
  Variable Account A...................................................31







The date of this statement of additional information is May 19, 1998.






KAV1998.SAI

                      KEYPORT LIFE INSURANCE COMPANY

Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company, is the ultimate corporate parent of Keyport. Liberty Mutual ultimately controls Keyport through the following intervening holding company subsidiaries: Liberty Mutual Equity Corporation, LFC Holdings Inc., Liberty Financial Companies, Inc. ("LFC") and SteinRoe Services, Inc. Liberty Mutual, as of December 31, 1997, owned, indirectly, approximately 83% of the combined voting power of the outstanding stock of LFC (with the balance being publicly held). For additional information about Keyport, see page 8 of the prospectus.

                        VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to the sum of all Sub-Account payments.

The first payment for each Sub-Account will be determined by deducting any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of:
(a) the applicable factor from the Certificate's annuity table for the particular payment option; or (b) the factor currently offered by Keyport at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport first purchased Eligible Fund shares on behalf of the Variable Account, Keyport valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:

          (a) is equal to the net investment factor as defined in the prospectus; and

          (b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Certificate's annuity tables is 6% per year (5% per year for Oregon and Texas Certificates). An AIR of 3% per year is also currently available upon Written Request.

With  a  particular  AIR, payments after the first  one  will  increase  or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 6% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 6%, 3%, or 0%
between the time of the first and second payments. With an actual 9% return, the 3% AIR and 6% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 6% return, the 3% AIR payment would increase in amount while the 6% AIR payment  would  stay the same.  With an actual return of  3%,  the  3%  AIR payment would stay the same while the 6% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 6% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 6% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 6% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 6% AIR payment amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport to change the Sub-Account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport receives the request, Keyport will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

                                CUSTODIAN

The custodian of the assets of the Variable Account is State Street Bank and Trust Company, a state chartered trust company. Its principal office is at 225 Franklin Street, Boston, Massachusetts.

                          PRINCIPAL UNDERWRITER

The   Contract  and  Certificates,  which  are  offered  continuously,  are distributed by Keyport Financial Services Corp. ("KFSC"), a wholly-owned subsidiary of Keyport.

                                 EXPERTS


The consolidated financial statements of Keyport Life Insurance Company at December 31, 1997 and 1996, and for each of the two years in the period ended December 31, 1997, and the financial statements of Keyport Life Insurance Company-Variable Account A at December 31, 1997 and for each of the two years in the period ended December 31, 1997, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

The consolidated financial statements of Keyport Life Insurance Company for the year ended December 31, 1995 have been included herein in reliance on the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                          INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from Certificate values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade
Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Yield for Stein Roe Money Market Sub-Account

Yield percentages for the Stein Roe Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Yields reflect the deduction of the annual 1.40% asset-based Certificate charges. Yields do not reflect premium tax charges. The yields would be lower if these charges were included. The following are the standardized formulas:

Yield equals:  (A - B - 1) X  365
                  C            7

Where:

          A =  the Accumulation Unit value at the end of the 7-day period.

          B =  $0.00.

          C  =   the Accumulation Unit value at the beginning of the  7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-Account will continue over an entire year.

                           FINANCIAL STATEMENTS

The financial statements of Keyport Life Insurance Company and the Variable Account are included in the statement of additional information. The consolidated financial statements of Keyport Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.






                      Report of Independent Auditors



The Board of Directors
Keyport Life Insurance Company


We have audited the consolidated balance sheet of Keyport Life Insurance Company as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of Keyport Life Insurance Company for the year ended December 31, 1995, were audited by other auditors whose report dated February 16, 1996, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Keyport Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for the years then ended, in conformity with generally accepted accounting principles.




                                                /s/ERNST & YOUNG LLP
Boston, Massachusetts
February 3, 1998





                       Independent Auditors' Report




The Board of Directors Keyport Life Insurance Company

We have audited the consolidated financial statements of Keyport Life Insurance Company and subsidiaries for the year ended December 31, 1995. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects the results of operations and cash flows for Keyport Life Insurance Company and subsidiaries for the year ended December 31, 1995, in conformity with generally accepted accounting principles.






/s/KPMG Peat Marwick LLP
Boston, Massachusetts
February 16, 1996


                      KEYPORT LIFE INSURANCE COMPANY

                        CONSOLIDATED BALANCE SHEET
                              (in thousands)

                                                         December 31
                  ASSETS                           1997             1996

Cash and investments:
  Fixed maturities available for sale
    (amortized cost: 1997 - $10,981,618;
      1996 - $10,500,431)                       $11,246,539     $10,718,644
  Equity securities (cost:  1997 - $21,950;
    1996 - $19,412)                                  40,856          35,863
  Mortgage loans                                     60,662          67,005
  Policy loans                                      554,681         532,793
  Other invested assets                             440,773         183,622
  Cash and cash equivalents                       1,162,347         767,385
      Total cash and investments                 13,505,858      12,305,312

Accrued investment income                           165,035         146,778
Deferred policy acquisition costs                   232,039         250,355
Value of insurance in force                          53,298          70,819
Income taxes recoverable                             22,537             323
Intangible assets                                    18,058          19,186
Other assets                                         16,175          40,316
Separate account assets                           1,329,189       1,091,468

      Total assets                              $15,342,189     $13,924,557

                   LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:

  Policy liabilities                            $12,086,076     $11,637,528
  Current income taxes                               -               13,123
  Deferred income taxes                             133,003          25,747
  Payable for investments purchased and loaned      722,116         211,234
  Other liabilities                                  34,015          38,476
  Separate account liabilities                    1,263,958       1,017,667
      Total liabilities                          14,239,168      12,943,775

Stockholder's equity:
  Common stock, $1.25 par value; authorized
    8,000 shares; issued and outstanding 2,412
      shares                                          3,015           3,015
  Additional paid-in capital                        505,933         505,933
  Net unrealized investment gains                    82,277          73,599
  Retained earnings                                 511,796         398,235
      Total stockholder's equity                  1,103,021         980,782

      Total liabilities and
        stockholder's equity                    $15,342,189     $13,924,557

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                       CONSOLIDATED INCOME STATEMENT
                              (in thousands)

                                               Year Ended December 31

                                           1997       1996        1995

Revenues:
  Investment income                    $ 847,048   $ 790,365   $ 755,930
  Interest credited to policyholders    (594,084)   (572,719)   (555,725)
  Investment spread                      252,964     217,646     200,205
  Net realized investment gains
    (losses)                              24,723       5,509      (3,958)
  Fee income:
    Surrender charges                     15,968      14,934      14,772
    Separate account fees                 17,124      15,987      13,154
    Management fees                        3,261       2,613       1,841
  Total fee income                        36,353      33,534      29,767

Expenses:
  Policy benefits                         (3,924)     (3,477)     (4,448)
  Operating expenses                     (49,941)    (43,815)    (44,475)
  Amortization of deferred policy
    acquisition costs                    (75,906)    (60,225)    (58,541)
  Amortization of value of insurance
    in force                             (10,490)    (10,196)     (9,479)
  Amortization of intangible assets       (1,128)     (1,130)     (1,130)
Total expenses                          (141,389)   (118,843)   (118,073)

Income before income tax expense         172,651     137,846     107,941
Income tax expense                       (59,090)    (47,222)    (38,331)

            Net income                 $ 113,561   $  90,624   $  69,610

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

              CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                              (in thousands)

                                             Net
                                          Unrealized
                             Additional   Investment
                     Common   Paid-in       Gains      Retained
                     Stock    Capital      (Losses)    Earnings       Total

Balance,
  January 1, 1995   $3,015   $505,933   $ (64,464)   $238,001  $   682,485

Net income                                             69,610       69,610
Change in net
  unrealized investment
  gains (losses)                          150,236                  150,236

Balance,
  December 31, 1995  3,015    505,933      85,772     307,611      902,331

Net income                                             90,624       90,624
Change in net
  unrealized investment
  gains (losses)                          (12,173)                 (12,173)

Balance,
  December 31, 1996  3,015    505,933      73,599     398,235      980,782

Net income                                            113,561      113,561
Change in net
  unrealized investment
  gains (losses)                            8,678                    8,678

Balance,
  December 31, 1997 $3,015   $505,933    $ 82,277   $511,796    $1,103,021

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                   CONSOLIDATED STATEMENT OF CASH FLOWS
                              (in thousands)

                                             Year Ended December 31
                                       1997          1996          1995

Cash flows from operating
  activities:
    Net income                  $    113,561  $      90,624  $      69,610
    Adjustments to reconcile
     net income to net cash
     provided by operating
     activities:
       Interest credited to
         policyholders               594,084        572,719        555,725
       Net realized investment
         (gains) losses              (24,723)        (5,509)         3,958
       Amortization of value of
         insurance in force and
         intangible assets            11,618         11,326         10,609
       Net amortization on
         investments                  29,862        (29,088)         9,688
       Change in deferred policy
         acquisition costs           (10,252)       (24,403)       (24,630)
       Change in current and
         deferred income taxes        66,919          4,938          1,953
       Net change in other assets
         and liabilities               1,746        (42,634)       (62,375)
           Net cash provided by
             operating activities    782,815        577,973        564,538

Cash flow from investing activities:
  Investments purchased -
    available for sale            (4,543,374)    (4,363,074)    (2,851,013)
  Investments sold -
    held to maturity                    -             -             14,930
  Investments sold -
    available for sale             2,563,465      1,714,023        605,197
  Investments matured -
    held to maturity                    -             -            317,773
  Investments matured -
    available for sale             1,531,693      1,387,664        906,522
  Increase in policy loans           (21,888)       (34,467)       (21,033)
  Decrease in mortgage loans           6,343          7,500         54,947
  Other assets purchased, net        (48,921)      (130,087)           -
  Value of business acquired,
    net of cash                         -           (30,865)           -
           Net cash used in
            investing activities    (512,682)    (1,449,306)      (972,677)

Cash flows from financing
  activities:
    Withdrawals from policyholder
      accounts                    (1,320,837)    (1,154,087)      (933,785)
    Deposits to policyholder
      accounts                       950,472      2,134,504      1,116,975
    Securities lending               495,194       (119,083)       317,715
           Net cash provided by
             financing activities    124,829        861,334        500,905

Change in cash and
  cash equivalents                   394,962         (9,999)        92,766
Cash and cash equivalents
  at beginning of year               767,385        777,384        684,618

Cash and cash equivalents at
  end of year                    $ 1,162,347  $     767,385    $   777,384

                          See accompanying notes.

                      KEYPORT LIFE INSURANCE COMPANY

                Notes to Consolidated Financial Statements

                             December 31, 1997


1.  Accounting Policies

Organization

Keyport Life Insurance Company offers a diversified line of fixed, indexed, and variable annuity products designed to serve the growing retirement saving market. These annuity products are sold through a wide ranging network of banks, agents, and securities dealers.

The   Company   is  a  wholly  owned  subsidiary  of  Stein  Roe   Services
Incorporated ("Stein Roe"). Stein Roe is a wholly owned subsidiary of Liberty Financial Companies, Incorporated ("Liberty Financial") which is a majority owned, indirect subsidiary of Liberty Mutual Insurance Company ("Liberty Mutual").

Principles of Consolidation

The consolidated financial statements include Keyport Life Insurance Company and its wholly owned subsidiaries, Independence Life and Annuity Company ("Independence Life"), Liberty Advisory Services Corporation, and Keyport Financial Services Corp., (collectively the "Company").

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities. All significant intercompany transactions and balances have been eliminated. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities classified as available for sale are carried at fair value, and after-tax unrealized gains and losses (net of adjustments to deferred policy acquisition costs and value of insurance in force) are reported as a separate component of stockholder's equity. The cost basis of securities is adjusted for declines in value that are determined to be other than temporary. Realized investment gains and losses are calculated on a first-in, first-out basis.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)



1.  Accounting Policies (continued)

On December 31, 1995, pursuant to the "Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," the Company made a one-time reclassification of certain fixed maturity securities from held to maturity to available for sale. The amortized cost of those securities at the time of transfer was $1.4 billion, and the unrealized gain of $13.9 million was recorded net of taxes in stockholder's equity.

For the mortgage backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Mortgage loans are carried at amortized cost. Policy loans are carried at the unpaid principal balances plus accrued interest. Partnerships are accounted for by using the equity method of accounting. Partnership investments totaled $117.3 million and $72.6 million at December 31, 1997 and 1996, respectively.

Derivatives

The Company uses interest rate swap and cap agreements to manage its interest rate risk and call options on the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") to hedge its obligations to provide returns based upon this index.

The Company utilizes interest rate swap agreements ("swap agreements") and interest rate cap agreements ("cap agreements") to match assets more closely to liabilities. Swap agreements are agreements to exchange with a counterparty interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company currently utilizes swap agreements to reduce asset duration and to better match interest rates earned on longer-term fixed rate assets with interest rates credited to policyholders.

Cap agreements are agreements with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional balance) to hedge against rising interest rates.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)

1.  Accounting Policies (continued)

Hedge accounting is applied after the Company determines that the items to be hedged expose it to interest rate or price risk, designates the instruments as hedges, and assesses whether the instruments reduce the indicated risks through the measurement of changes in the value of the instruments and the items being hedged at both inception and throughout the hedge period. From time to time, interest rate swap agreements, cap agreements and call options are terminated. If the terminated position was accounted for as a hedge, realized gains or losses are deferred and amortized over the remaining lives of the hedged assets or liabilities. Conversely, if the terminated position was not accounted for as a hedge, or if the assets and liabilities that were hedged no longer exist, the position is "marked to market" and realized gains or losses are immediately recognized in income.

The net differential to be paid or received on interest rate swap agreements is recognized as a component of net investment income. Premiums paid for interest rate cap agreements are deferred and amortized to net investment income on a straight-line basis over the terms of the agreements. The unamortized premium is included in other invested assets. Amounts earned on interest rate cap agreements are recorded as an adjustment to net investment income. Interest rate swap agreements and cap agreements hedging investments designated as available for sale are adjusted to fair value with the resulting unrealized gains and losses included in stockholder's equity.

Premiums paid on call options are amortized to net investment income over the terms of the contracts. The call options are included in other invested assets and are carried at amortized cost plus intrinsic value, if any, of the call options as of the valuation date. Changes in intrinsic value of the call options are recorded as an adjustment to interest credited to policyholders.

Fee Income

Fees from investment advisory services are recognized as revenues when services are provided. Revenues from fixed and variable annuities and single premium whole life policies include mortality charges, surrender charges, policy fees, and contract fees and are recognized when earned.

Deferred Policy Acquisition Costs

Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, costs of policy issuance, underwriting, and selling expenses. These costs are deferred and amortized in relation to the present value of estimated gross profits from mortality, investment spread, and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to stockholder's equity. Deferred policy acquisition costs have been decreased by $126.9 million at December 31, 1997 and decreased by $103.7 million at December 31, 1996, relating to this adjustment.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


1.  Accounting Policies (continued)

Value of Insurance in Force

Value of insurance in force represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition. This amount is amortized in proportion to the projected emergence of profits over periods not exceeding 15 years for annuities and 25 years for life insurance. Interest is accrued on the unamortized balance at the contract rate of 5.34%, 5.30% and 5.58% for the years ended December 31, 1997, 1996 and 1995, respectively.

The value of insurance in force is adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to stockholder's equity. Value of insurance in force has decreased by $31.8 million at December 31, 1997 and decreased by $26.0 million at December 31, 1996, relating to this adjustment.

Estimated net amortization expense of the value of insurance in force as of December 31, 1997 is as follows (in thousands): 1998 - $8,701; 1999 -
$10,890;  2000  -  $9,926; 2001 - $8,711; 2002 - $7,694; and  thereafter  -
$39,220.

Intangible Assets

Intangible assets consist of goodwill arising from business combinations accounted for as a purchase. Amortization is provided on a straight-line basis over twenty-five years.

Separate Account Assets and Liabilities

The assets and liabilities resulting from variable annuity and variable life policies are segregated in separate accounts. Separate account assets, which are carried at fair value, consist principally of investments in mutual funds. Investment income and changes in asset values are allocated to the policyholders, and therefore, do not affect the operating results of the Company. The Company provides administrative services and bears the mortality risk related to these contracts. As of December 31, 1997 and 1996, Keyport also classified as separate account assets $65.2 million and $73.8 million, respectively, investments in certain mutual funds sponsored by affiliates of the Company and other investments.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


1.  Accounting Policies (continued)

Policy Liabilities

Policy liabilities consist of deposits received plus credited interest, less accumulated policyholder charges, assessments, and withdrawals related to deferred annuities and single premium whole life policies. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

Income Taxes

Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes," and are calculated as if the companies filed their own income tax returns.

Effective July 18, 1997, due to changes in ownership of Liberty Financial, the Company is no longer included in the consolidated federal income tax return of Liberty Mutual. The Company will be eligible to file a consolidated federal income tax return with Liberty Financial in 2002. Independence Life, which until July 18, 1997, was required under federal tax law to file its own federal income tax return, may join with Keyport in a consolidated income tax return filing. Liberty Advisory Services Corporation and Keyport Financial Services Corp. must file separate federal tax returns.

Cash Equivalents

Short-term investments having an original maturity of three months or less are classified as cash equivalents.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


1.  Accounting Policies (continued)

Recent Accounting Pronouncements

In January 1998, the FASB voted to proceed with the drafting of an accounting standard titled "Accounting for Derivative Instruments and for Hedging Activities." This accounting standard requires companies to report derivatives on the balance sheet at fair value with changes in fair value recorded in income or equity. The accounting standard also changes the accounting for derivatives used in hedging strategies from traditional deferral accounting to a current recognition approach which could impact a company's income statement and balance sheet and expand the definition of a derivative instrument. The Company is evaluating the impact of this accounting standard. This accounting standard will become effective in 2000.

In June 1996, the FASB issued Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("SFAS 125"). The relevant provisions of SFAS 125 relating to securities lending, dollar rolls, and other similar secured transactions become effective in 1998. It is not expected that the adoption of SFAS 125 will have a material effect on the Company's consolidated financial position or results of operations.

2.  Acquisitions

On August 9, 1996, Keyport entered into a 100 percent coinsurance agreement for a $954.0 million block of single premium deferred annuities issued by Fidelity & Guaranty Life Insurance Company ("F&G Life"). Under this transaction, the investment risk of the annuity policies was transferred to Keyport. However, F&G Life will continue to administer the policies and will remain contractually liable for the performance of all policy obligations. This transaction increased investments by $923.1 million and value of insurance in force by $30.9 million.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


3.  Investments

Fixed Maturities

As of December 31, 1997 and 1996, the Company did not hold any investments in fixed maturities that were classified as held to maturity or trading securities. The amortized cost, gross unrealized gains and losses, and fair value of fixed maturity securities are as follows (in thousands):

                                          Gross      Gross
                            Amortized  Unrealized  Unrealized
December 31, 1997              Cost      Gains       Losses    Fair Value

U.S. Treasury securities     $  128,580  $  1,107  $     (40)  $   129,647
Mortgage backed securities
  of U.S. government
  corporations and agencies   1,089,809    49,536     (1,602)    1,137,743
Debt securities issued by
  foreign governments           272,559    12,694     (4,966)      280,287
Corporate securities          4,744,208   189,387    (83,562)    4,850,033
Other mortgage backed
  securities                  2,325,889    81,886     (2,579)    2,405,196
Asset backed securities       2,200,689    26,178     (3,118)    2,223,749
Senior secured loans            219,884       -          -         219,884

  Total fixed maturities   $ 10,981,618  $360,788  $ (95,867)  $11,246,539

                                         Gross      Gross
                            Amortized  Unrealized  Unrealized
December 31, 1996              Cost      Gains       Losses    Fair Value

U.S. Treasury securities    $    35,308  $    130  $     (87)  $    35,351
Mortgage backed securities
  of U.S. government
  corporations and agencies   1,689,989    41,783     (8,618)    1,723,154
Debt securities issued by
  foreign governments           246,339    11,718       (554)      257,503
Corporate securities          4,093,473   153,422    (12,298)    4,234,597
Other mortgage backed
  securities                  2,413,020    47,596    (23,970)    2,436,646
Asset backed securities       1,736,012    15,531     (6,440)    1,745,103
Senior secured loans            286,290       -          -         286,290

  Total fixed maturities    $10,500,431  $270,180  $ (51,967)  $10,718,644

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


3.  Investments (continued)

At December 31, 1997, gross unrealized gains on equity securities, interest rate cap agreements and investments in separate accounts aggregated $27.4 million, and gross unrealized losses aggregated $6.9 million, respectively. At December 31, 1996, gross unrealized gains on equity securities, interest rate cap agreements and investments in separate accounts aggregated $29.9 million, and gross unrealized losses aggregated $5.3 million, respectively.

Contractual Maturities

The amortized cost and fair value of fixed maturities by contractual maturity as of December 31, 1997 are as follows (in thousands):


December 31, 1997                       Amortized Cost       Fair Value

Due in one year or less                  $   147,177       $   147,503
Due after one year through five years      1,925,739         1,926,372
Due after five years through ten years     2,350,299         2,419,857
Due after ten years                          942,016           986,119
                                           5,365,231         5,479,851
Mortgage and asset backed securities       5,616,387         5,766,688
                                         $10,981,618       $11,246,539

Actual maturities will differ in some cases from those shown above because borrowers may have the right to call or prepay obligations.

Net Investment Income

Net investment income is summarized as follows (in thousands):

Year Ended December 31            1997           1996            1995

Fixed maturities             $   811,688     $   737,372     $   681,998
Mortgage loans and other
  invested assets                 27,833          11,422          12,881
Policy loans                      32,224          30,188          28,485
Equity securities                  5,443           4,494           4,807
Cash and cash equivalents         34,449          36,138          41,643
  Gross investment income        911,637         819,614         769,814
Investment expenses              (15,311)        (12,708)        (10,837)
Amortization of options and
  interest rate caps             (49,278)        (16,541)         (3,047)
  Net investment income      $   847,048     $   790,365     $   755,930

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


3.  Investments (continued)

There were no non-income producing fixed maturity investments as of December 31, 1997 or 1996.

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) are summarized as follows (in thousands):

Year Ended December 31                     1997         1996        1995

Fixed maturities held to maturity:
  Gross gains                          $     -      $     -       $  1,306
  Gross losses                               -            -            (64)

Fixed maturities available for sale:
  Gross gains                            42,464       24,304         8,156
  Gross losses                          (19,146)     (17,814)      (15,982)

Equity securities                           (51)       1,492          (405)
Investments in separate accounts          7,912         (576)        1,684
Interest rate swaps                          -            -           (860)
Other                                        -          (208)          (13)
Gross realized investment gains
  (losses)                               31,179        7,198        (6,178)

Amortization adjustments of deferred
  policy acquisition costs
  and value of insurance inforce         (6,456)      (1,689)        2,220

Net realized investment gains (losses) $ 24,723     $  5,509      $ (3,958)

Proceeds from sales of fixed maturities available for sale were $2.6 billion, $1.7 billion and $565.4 million, for the years ended December 31, 1997, 1996 and 1995, respectively. The sale of fixed maturities held to maturity during 1995 relate to certain securities, with amortized cost of $15.0 million, which were sold specifically due to a decline in the issuers' credit quality.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


3.  Investments (continued)

Deferred tax liabilities for the Company's unrealized investment gains and losses, net of adjustments to deferred policy acquisition costs and value of insurance inforce were $44.3 million and $39.5 million at December 31, 1997 and 1996, respectively.

No  investment in any person or its affiliates (other than bonds issued  by
agencies  of  the  United  States  government)  exceeded  ten  percent   of
stockholder's equity at December 31, 1997.

At  December 31, 1997, the Company did not have a material concentration of
financial   instruments  in  a  single  investee,  industry  or  geographic location.

At December 31, 1997, $1.1 billion of fixed maturities were below investment grade.

4.  Derivatives

Outstanding derivatives, shown in notional amounts along with their carrying value and fair value, are as follows (in thousands):

                                             Assets (Liabilities)
                                      Carrying    Fair   Carrying   Fair
                    Notional Amounts    Value     Value   Value     Value
December 31          1997      1996      1997      1997    1996     1996

Interest rate cap
   agreements   $  250,000 $  450,000 $   102   $    102 $  1,363 $  1,363
Indexed call
  options            -           -     323,343   345,294  109,701  122,395
Interest rate
  swaps          2,575,000  2,275,000  (42,123)  (42,123)  (8,753)  (8,753)

The  interest  rate swap agreements expire in 1998 to 2001.   The  interest
rate  cap  agreements  expire  in 1999 through  2000.   The  call  options'
maturities range from 1998 to 2002.

The Company currently utilizes swap agreements to reduce asset duration and to better match interest rates earned on longer-term fixed rate assets with interest credited to policyholders. Cap agreements are used to hedge against rising interest rates. Call options are used for purposes of hedging the Company's equity-indexed products. The call options hedge the interest credited on these 1, 5 and 7 year term products, which is based on the changes in the S&P 500 Index. At December 31, 1997 and 1996, the Company had approximately $155.0 million and $73.1 million, respectively, of unamortized premium in call option contracts.


                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


4.  Derivatives (continued)

Fair values for swap and cap agreements are based on current settlement values. The current settlement values are based on quoted market prices and brokerage quotes, which utilize pricing models or formulas using current assumptions. Fair values for call options are based quoted market prices.

Deferred losses of $5.1 million and $7.9 million as of December 31, 1997 and 1996, respectively, resulting from terminated interest rate swap agreements are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

There are risks associated with some of the techniques the Company uses to match its assets and liabilities. The primary risk associated with swap, cap and call option agreements is the risk associated with counterparty nonperformance. The Company believes that the counterparties to its swap, cap and call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

5.  Income Taxes

Income tax expense (benefit) is summarized as follows (in thousands):

Year Ended December 31        1997        1996            1995

Current                  $ (48,477)     $  52,369        $  37,746
Deferred                   107,567         (5,147)             585
                         $  59,090      $  47,222        $  38,331

A reconciliation of income tax expense with expected federal income tax expense computed at the applicable federal income tax rate of 35% is as follows (in thousands):

Year Ended December 31               1997          1996           1995

Expected income tax expense       $  60,427    $  48,246       $  37,779
Increase (decrease) in income
  taxes resulting from:
    Nontaxable investment income     (1,416)      (1,216)         (1,737)
    Amortization of goodwill            396          396             396
    Other, net                         (317)        (204)          1,893
Income tax expense                $  59,090    $  47,222       $  38,331

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)

5.  Income Taxes (continued)

The components of deferred federal income taxes are as follows (in thousands):

December 31                                 1997                    1996

Deferred tax assets:
  Policy liabilities                   $   124,250            $   171,327
  Guaranty fund expense                      2,795                  6,260
  Net operating loss carryforwards           2,111                  2,667
  Other                                      1,205                  3,915
    Total deferred tax assets              130,361                184,169

Deferred tax liabilities:
  Deferred policy acquisition costs        (56,331)               (63,076)
  Value of insurance in force and
    intangible assets                      (18,022)               (20,539)
  Excess of book over tax basis of
    investments                           (178,697)              (118,403)
  Separate account asset                      (645)                (4,557)
  Deferred loss on interest rate swaps      (1,792)                (2,765)
  Other                                     (7,877)                  (576)
    Total deferred tax liabilities        (263,364)              (209,916)
      Net deferred tax liability       $  (133,003)           $   (25,747)

As of December 31, 1997, the Company had approximately $6.0 million of purchased net operating loss carryforwards (relating to the acquisition of Independence Life). Utilization of these net operating loss carryforwards, which expire through 2006, is limited to use against future profits of Independence Life. The Company believes that it is more likely than not that it will realize the benefit of its deferred tax assets.

Income taxes refunded were $8.0 million in 1997 and income taxes paid were $46.9 million and $44.7 million in 1996 and 1995, respectively.

6.  Retirement Plans

Keyport employees and certain employees of Liberty Financial are eligible to participate in the Liberty Financial Companies, Inc. Pension Plan (the "Plan"). It is the Company's practice to fund amounts for the Plan sufficient to meet the minimum requirements of the Employee Retirement Income Security Act of 1974. Additional amounts are contributed from time to time when deemed appropriate by the Company. Under the Plan, all employees are vested after five years of service. Benefits are based on years of service, the employee's average pay for the highest five consecutive years during the last ten years of employment, and the employee's estimated social security retirement benefit. Plan assets consist principally of investments in certain mutual funds sponsored by an affiliated company.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


6.  Retirement Plans (continued)

The Company also has an unfunded non-qualified Supplemental Pension Plan ("Supplemental Plan") collectively with the Plan, (the "Plans"), to replace benefits lost due to limits imposed on Plan benefits under the Internal Revenue Code.

The following table sets forth the Plans' funded status.

December 31                                          1997          1996
(Dollars in thousands)

Actuarial present value of benefit obligations:
    Vested benefit obligations                     $    8,374    $   7,172
    Accumulated benefit obligation                 $    9,500    $   7,963

Projected benefit obligation                       $   12,594    $  10,559
Plan assets at fair value                              (7,801)      (6,399)
Projected benefit obligation in excess of the
    Plans' assets                                       4,793        4,160
Unrecognized net actuarial loss                        (1,727)      (1,496)
Prior service cost not yet recognized in net
    periodic pension cost                                (160)        (183)
Accrued pension cost                               $    2,906    $   2,481

The assumptions used to develop the actuarial present value of the projected benefit obligation and the expected long-term rate of return on plan assets are as follows:

Year Ended December 31                            1997      1996      1995

Pension cost includes the following components:
Service cost benefits earned during the period   $  804   $  717   $  541
Interest cost on projected benefit obligation       829      725      603
Actual return on Plan assets                       (898)    (732)    (999)
Net amortization and deferred amounts               396      357      600
Total net periodic pension cost                  $1,131   $1,067   $  745

Discount rate                                      7.25%    7.50%    7.25%
Rate of increase in compensation level             5.00%    5.25%    5.25%
Expected long-term rate of return on assets        8.50%    8.50%    8.50%

The Company provides various other funded and unfunded defined contribution plans, which include savings and investment plans and supplemental savings plans. For each of the years ended December 31, 1997, 1996 and 1995, expenses related to these defined contribution plans totaled (in thousands) $702, $590 and $595, respectively.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


7.  Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company, and accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following methods and assumptions were used by the Company in determining fair values of financial instruments:

     Fixed maturities and equity securities: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturities not actively traded, the fair values are determined using values from independent pricing services, or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the securities. The fair values for equity securities are based on quoted market prices.

     Mortgage loans: The fair value of mortgage loans are determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

     Policy  loans:   The  carrying value of policy loans  approximates
     fair value.

     Other invested assets: With the exception of call options, the carrying value for assets classified as other invested assets in the accompanying balance sheets approximates their fair value. Fair values for call options are based on market prices quoted by the counterparty to the respective call option contract.

     Cash and cash equivalents: The carrying value of cash and cash equivalents approximates fair value.

     Policy liabilities: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)

7. Fair Value of Financial Instruments (continued)

The fair values and carrying values of the Company's financial instruments are as follows (in thousands):

December 31                           1997                    1996
                              Carrying      Fair      Carrying      Fair
                               Value       Value       Value       Value
Assets:
 Fixed maturity securities  $11,246,539 $11,246,539 $10,718,644 $10,718,644
 Equity securities               40,856      40,856      35,863      35,863
 Mortgage loans                  60,662      63,007      67,005      73,424
 Policy loans                   554,681     554,681     532,793     532,793
 Other invested assets          440,773     462,724     183,622     196,316
 Cash and cash equivalents    1,162,347   1,162,347     767,385     767,385

Liabilities:
 Policy liabilities          12,086,076  11,366,534  11,637,528  11,127,352

8. Quarterly Financial Data, in thousands (unaudited)

Quarter Ended 1997     March 31     June 30    September 30    December 31

Investment income     $ 206,515   $ 210,655     $ 210,365      $ 219,513
Interest credited to
  policyholders        (147,313)   (147,224)     (150,875)      (148,672)
Investment spread        59,202      63,431        59,490         70,841
Net realized
  investment gains       12,796       2,669         4,951          4,307
Fee income                8,252       8,578         9,841          9,682
Pretax income            47,423      39,914        39,876         45,438
Net income               31,538      26,095        26,377         29,551

Quarter Ended 1996     March 31     June 30    September 30    December 31

Investment income     $ 187,728   $ 188,334     $ 200,253      $ 214,050
Interest credited to
  policyholders        (138,109)   (136,161)     (146,071)      (152,378)
Investment spread        49,619      52,173        54,182         61,672
Net realized
  investment gains
  (losses)                2,052      (2,487)          755          5,189
Fee income                7,769       8,006         9,015          8,744
Pretax income            30,340      29,650        34,575         43,281
Net income               19,688      19,943        22,289         28,704


                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)


9.  Statutory Information

The Company is domiciled in Rhode Island and prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the State of Rhode Island Insurance Department. Statutory surplus and statutory net income differ from stockholder's equity and net income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, and income tax expense reflects only taxes paid or currently payable. The Company's statutory surplus and net income are as follows (in thousands):

Year Ended December 31          1997            1996            1995

Statutory surplus           $  702,610      $  567,735      $  535,179
Statutory net income           107,130          40,237          38,264

10.  Transactions with Affiliated Companies

The Company reimbursed Liberty Financial and certain affiliates for expenses incurred on its behalf for the years ended December 31, 1997, 1996 and 1995. These reimbursements included corporate, general, and administrative expenses, corporate overhead, such as executive and legal support, and investment management services. The total amounts reimbursed were $7.8 million for the years ended December 31, 1997 and 1996 and $7.6 million for the year ended December 31, 1995. In addition, certain affiliated companies distribute the Company's products and were paid $7.2 million, $6.4 million and $7.6 million by the Company for the years ended December 31, 1997, 1996, and 1995, respectively.

Keyport has mortgage notes in the original principal amount of $100.0 million on properties owned by certain indirect subsidiaries of Liberty Mutual. The notes were purchased for their face value. Liberty Mutual has agreed to provide credit support to the obligors under these notes with respect to certain payments of principal and interest thereon. As of December 31, 1997 and 1996, the amounts outstanding were $39.5 million.

Dividend payments to Liberty Financial from the Company are governed by insurance laws which restrict the maximum amount of dividends that may be paid without prior approval of the State of Rhode Island Insurance
Department. As of December 31, 1997, the maximum amount of dividends (based on statutory surplus and statutory net gains from operations) which may be paid by Keyport was approximately $70.3 million without such approval.

                      KEYPORT LIFE INSURANCE COMPANY

          Notes to Consolidated Financial Statements (continued)



11. Commitments and Contingencies

Leases: The Company leases data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2008. Rental expense (in thousands) amounted to $3,408, $3,213 and $3,221 for the years ended December 31, 1997, 1996 and 1995, respectively. For each of the next five years, and in the aggregate, as of December 31, 1997, the following are the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year (in thousands):


                          Year           Payments

                          1998         $     3,536
                          1999               3,505
                          2000               3,273
                          2001               3,178
                          2002                 288
                          Thereafter         1,248
                                       $    15,028

Legal Matters: The Company is involved at various times in litigation common to its business. In the opinion of management, provisions made for potential losses are adequate and the resolution of any such litigation is not expected to have a material adverse effect on the Company's financial condition or its results of operations.

Regulatory Matters: Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years. In 1997, 1996 and 1995, the Company was assessed $5.9 million, $10.0 million, and $8.1 million, respectively. During 1997, 1996 and 1995, the Company recorded $1.0 million, $1.0 million, and $2.0 million, respectively, of provisions for state guaranty fund association expense. At December 31, 1997 and 1996, the reserve for such assessments was $8.0 million and $12.9 million, respectively.








                      Report of Independent Auditors


To the Board of Directors of Keyport Life Insurance Company and Contract Owners of Variable Account A


We have audited the accompanying statement of assets and liabilities of Keyport Life Insurance Company-Variable Account A as of December 31, 1997, and the related statement of operations and changes in net assets for the year then ended and the period from January 30, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of Keyport Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Life Insurance Company - Variable Account A at December 31, 1997 and the results of its operations and changes in net assets for the year then ended and the period from January 30, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles.


                                             /s/Ernst & Young LLP

Boston, Massachusetts
March 13, 1998
            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
                    Statement of Assets and Liabilities
                             December 31, 1997

Assets
  Investments at market value:
    Alger American Fund
      Alger American Growth Portfolio
        - 60,074 shares (cost $2,427,261)                     $  2,568,781
      Alger American Small Capitalization Portfolio
        - 42,071 shares (cost $1,760,102)                        1,840,619

    Alliance Variable Products Series Fund, Inc.
      Alliance Global Bond Portfolio
        - 198,784 shares (cost $2,205,869)                       2,206,503
      Alliance Premier Growth Portfolio
        - 211,715 shares (cost $4,101,524)                       4,443,897

    MFS Variable Insurance Trust
      MFS Emerging Growth Series
        - 157,233 shares (cost $2,346,335)                       2,537,740
      MFS Research Series
        - 370,638 shares (cost $5,510,371)                       5,852,371

    Manning & Napier Insurance Fund, Inc.
      Manning & Napier Small Cap Portfolio
        - 463 shares (cost $5,125)                                   5,596
      Manning & Napier Equity Portfolio
        - 441 shares (cost $5,050)                                   5,598

    SteinRoe Variable Investment Trust
      SteinRoe Money Market Fund
        - 3,418,082 shares (cost $3,418,082)                     3,418,082
      SteinRoe Special Venture Fund
        - 157,763 shares (cost $3,011,139)                       2,839,731
      SteinRoe Balanced Fund
        - 583,886 shares (cost $9,641,971)                       9,815,131
      SteinRoe Mortgage Securities Fund
        - 517,100 shares (cost $5,325,438)                       5,548,481
      SteinRoe Growth Stock Fund
        - 70,337 shares (cost $2,245,959)                        2,541,265

    Liberty Variable Investment Trust
      Colonial Growth and Income Fund
        - 782,071 shares (cost $11,597,854)                     11,996,975
      SteinRoe Global Utilities Fund
        - 209,721 shares (cost $2,389,448)                       2,499,879
      Colonial International Fund for Growth
        - 5,990,489 shares (cost $11,478,864)                   10,663,071
      Colonial Strategic Income Fund
        - 858,054 shares (cost $9,584,408)                       9,567,304
      Colonial U.S. Stock Fund
        - 685,510 shares (cost $10,660,010)                     11,166,956
      Newport Tiger Fund
        - 1,282,209 shares (cost $2,644,447)                     2,192,578
      Liberty All-Star Equity Fund
        - 2,207,644 shares (cost $22,085,610)                   22,230,980

                    Total assets                              $113,941,538

Net assets
    Variable annuity contracts (Note 5)                       $ 82,702,573
    Annuity reserves (Note 2)                                    4,904,263
    Due to Keyport Life Insurance Company (Note 2)               6,174,702
    Retained by Keyport Life Insurance Company (Note 2)         20,160,000

                    Total net assets                          $113,941,538


                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            Alger American          Alger American Small
                           Growth Portfolio        Capitalization Portfolio
                          1997           1996        1997            1996
Income
 Dividends              $     7,036   $    -        $   19,970    $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                    15,446           50          6,420          31
Net investment income
 (expense)                  (8,410)         (50)        13,550         (31)
Realized gain (loss)         4,303          -              884         -
Unrealized appreciation
 (depreciation) during
 the period                142,736       (1,217)        80,144         373
Net increase (decrease)
 in net assets from
 operations                138,629       (1,267)        94,578         342

Purchase payments from
 contract owners         2,181,692       89,502      1,243,346      67,825
Transfers between
 accounts                  460,219          142        448,258        (129)
Contract terminations
 and annuity payouts      (346,642)         (50)       (37,571)        (31)
Other transfers (to)
 from Keyport Life
 Insurance Company          46,506           50         23,970          31
Net increase in net
 assets from contract
 transactions            2,341,775       89,644      1,678,003      67,696

Net assets at beginning
 of period                  88,377          -           68,038        -

Net assets at end of
 period                 $2,568,781     $ 88,377     $1,840,619    $ 68,038

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            Alliance Global           Alliance Premier
                            Bond Portfolio            Growth Portfolio
                          1997           1996        1997            1996
Income
 Dividends              $    46,153   $    -        $    1,673    $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     13,195           16         23,650         25
Net investment income
 (expense)                   32,958          (16)       (21,977)       (25)
Realized gain (loss)           (569)       -              1,545       -
Unrealized appreciation
 (depreciation) during
 the period                     567           67        342,779       (406)
Net increase (decrease)
 in net assets from
 operations                  32,956           51        322,347       (431)

Purchase payments from
 contract owners          2,259,490       36,537      3,624,819      51,575
Transfers between
 accounts                   113,704          381        544,957         701
Contract terminations
 and annuity payouts       (245,542)       -           (163,817)      -
Other transfers (to)
 from Keyport Life
 Insurance Company            8,910           16         63,711          26
Net increase in net
 assets from contract
 transactions             2,136,562       36,934      4,069,670      52,311

Net assets at beginning
 of period                   36,985        -             51,880       -

Net assets at end of
 period                  $2,206,503     $ 36,985     $4,443,897    $ 51,880

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                             MFS Emerging               MFS Research
                            Growth Series                Series
                          1997           1996        1997            1996
Income
 Dividends              $    -        $    -        $   -         $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     16,111           26         37,551         55
Net investment income
 (expense)                  (16,111)         (26)       (37,551)       (55)
Realized gain (loss)          3,701        -              9,594       -
Unrealized appreciation
 (depreciation) during
 the period                 192,521       (1,116)       343,416     (1,416)
Net increase (decrease)
 in net assets from
 operations                 180,111       (1,142)       315,459     (1,471)

Purchase payments from
 contract owners          2,160,760       56,838      5,140,002    111,137
Transfers between
 accounts                   168,202         (766)       453,781      2,100
Contract terminations
 and annuity payouts        (66,034)       -           (237,046)      -
Other transfers (to)
 from Keyport Life
 Insurance Company           39,745           26         68,355         54
Net increase in net
 assets from contract
 transactions             2,302,673       56,098      5,425,092    113,291

Net assets at beginning
 of period                   54,956        -            111,820       -

Net assets at end of
 period                  $2,537,740     $ 54,956     $5,852,371   $111,820

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            Manning & Napier          Manning & Napier
                          Small Cap Portfolio          Equity Portfolio
                          1997           1996        1997            1996
Income
 Dividends              $    -        $    -        $        11   $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                         22        -                 21       -
Net investment income
 (expense)                      (22)       -                (10)      -
Realized gain (loss)         -             -              -           -
Unrealized appreciation
 (depreciation) during
 the period                     348          123            533         15
Net increase (decrease)
 in net assets from
 operations                     326          123            523         15

Purchase payments from
 contract owners             -             2,500          -          2,500
Transfers between
 accounts                     2,632           15          2,534         26
Contract terminations
 and annuity payouts         -             -              -           -
Other transfers (to)
 from Keyport Life
 Insurance Company           -             -              -           -
Net increase in net
 assets from contract
 transactions                 2,632        2,515          2,534       2,526

Net assets at beginning
 of period                    2,638        -              2,541       -

Net assets at end of
 period                  $    5,596     $  2,638     $    5,598    $  2,541

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                           SteinRoe Money              SteinRoe Special
                            Market Fund                  Venture Fund
                          1997           1996        1997            1996
Income
 Dividends              $   88,861    $       86    $   272,821   $   -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     22,431           12         19,873         34
Net investment income
 (expense)                   66,430           74        252,948        (34)
Realized gain (loss)          -            -              2,563       -
Unrealized appreciation
 (depreciation) during
 the period                   -            -           (171,408)      -
Net increase (decrease)
 in net assets from
 operations                  66,430           74         84,103        (34)

Purchase payments from
 contract owners          4,086,249       21,129      2,598,769     59,199
Transfers between
 accounts                  (210,857)         402        312,995       (180)
Contract terminations
 and annuity payouts       (507,784)       -           (213,965)      -
Other transfers (to)
 from Keyport Life
 Insurance Company          (37,573)          12         (1,190)        34
Net increase in net
 assets from contract
 transactions             3,330,035       21,543      2,696,609     59,053

Net assets at beginning
 of period                   21,617        -             59,019       -

Net assets at end of
 period                  $3,418,082     $ 21,617     $2,839,731   $ 59,019

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                              SteinRoe                SteinRoe Mortgage
                            Balanced Fund              Securities Fund
                          1997           1996        1997            1996
Income
 Dividends               $  562,770   $    -        $   -         $  9,327
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     70,541           76         39,014         67
Net investment income
 (expense)                  492,229          (76)       (39,014)     9,260
Realized gain (loss)         38,346        -              5,479       -
Unrealized appreciation
 (depreciation) during
 the period                 173,160        -            232,370     (9,327)
Net increase (decrease)
 in net assets from
 operations                 703,735          (76)       198,835        (67)

Purchase payments from
 contract owners          9,462,383      129,902      4,838,331    114,880
Transfers between
 accounts                   193,953          232        886,826        623
Contract terminations
 and annuity payouts       (672,546)       -           (484,716)      -
Other transfers (to)
 from Keyport Life
 Insurance Company           (2,528)          76         (6,298)        67
Net increase in net
 assets from contract
 transactions             8,981,262      130,210      5,234,143    115,570

Net assets at beginning
 of period                  130,134        -            115,503       -

Net assets at end of
 period                  $9,815,131     $130,134     $5,548,481   $115,503

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            SteinRoe Growth             Colonial Growth
                              Stock Fund                and Income Fund
                          1997           1996        1997            1996
Income
 Dividends              $   55,649    $    -        $ 1,106,861   $ 16,380
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                    18,450           14         85,976         152
Net investment income
 (expense)                  37,199          (14)     1,020,885      16,228
Realized gain (loss)         7,640        -              1,229       -
Unrealized appreciation
 (depreciation) during
 the period                295,306        -            415,501     (16,380)
Net increase (decrease)
 in net assets from
 operations                340,145          (14)     1,437,615        (152)

Purchase payments from
 contract owners         1,911,470       23,757     10,591,566     259,571
Transfers between
 accounts                  356,189           (7)       497,551       1,038
Contract terminations
 and annuity payouts       (88,499)       -           (814,237)      -
Other transfers (to)
 from Keyport Life
 Insurance Company          (1,790)          14         23,871         152
Net increase in net
 assets from contract
 transactions            2,177,370       23,764     10,298,751     260,761

Net assets at beginning
 of period                  23,750        -            260,609       -

Net assets at end of
 period                 $2,541,265     $ 23,750    $11,996,975    $260,609

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                            SteinRoe Global        Colonial International
                            Utilities Fund            Fund for Growth
                          1997           1996        1997            1996
Income
 Dividends              $   180,945   $    1,226    $   403,055   $ 8,228
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     16,814           16         73,074         78
Net investment income
 (expense)                  164,131        1,210        329,981      8,150
Realized gain (loss)         14,318        -             (1,137)      -
Unrealized appreciation
 (depreciation) during
 the period                 111,657       (1,226)      (807,565)    (8,228)
Net increase (decrease)
 in net assets from
 operations                 290,106          (16)      (478,721)       (78)

Purchase payments from
 contract owners          2,094,656       26,950      9,865,737     134,121
Transfers between
 accounts                   306,662          502      1,902,103         119
Contract terminations
 and annuity payouts       (217,417)       -           (758,352)      -
Other transfers (to)
 from Keyport Life
 Insurance Company           (1,580)          16         (1,936)         78
Net increase in net
 assets from contract
 transactions             2,182,321       27,468     11,007,552     134,318

Net assets at beginning
 of period                   27,452        -            134,240       -

Net assets at end of
 period                  $2,499,879     $ 27,452    $10,663,071    $134,240

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                           Colonial Strategic            Colonial
                            Income Fund               U.S. Stock Fund
                          1997           1996        1997            1996
Income
 Dividends              $   422,411    $  20,017    $   930,220   $  7,965
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     65,183          125         77,827         79
Net investment income
 (expense)                  357,228       19,892        852,393      7,886
Realized gain (loss)          1,156        -             12,679       -
Unrealized appreciation
 (depreciation) during
 the period                   2,913      (20,017)       514,911     (7,965)
Net increase (decrease)
 in net assets from
 operations                 361,297         (125)     1,379,983        (79)

Purchase payments from
 contract owners          9,201,396      214,591      8,438,980    135,230
Transfers between
 accounts                   702,657        1,516      1,799,621         411
Contract terminations
 and annuity payouts       (908,548)       -           (621,133)      -
Other transfers (to)
 from Keyport Life
 Insurance Company           (5,605)         125         33,864          79
Net increase in net
 assets from contract
 transactions             8,989,900      216,232      9,651,332     135,720

Net assets at beginning
 of period                  216,107        -            135,641       -

Net assets at end of
 period                  $9,567,304     $216,107     $11,166,956   $135,641

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                                  Newport            Liberty All-Star
                                 Tiger Fund             Equity Fund*
                             1997           1996            1997
Income
 Dividends               $    14,295    $   1,057     $    21,113
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                      18,422           57             913
Net investment income
 (expense)                    (4,127)       1,000          20,200
Realized gain (loss)         (22,847)         -               -
Unrealized appreciation
 (depreciation) during
 the period                 (450,812)      (1,057)        145,370
Net increase (decrease)
 in net assets from
 operations                 (477,786)         (57)        165,570

Purchase payments from
 contract owners           2,256,281       96,510         722,965
Transfers between
 accounts                    345,389          108       1,212,627
Contract terminations
 and annuity payouts         (54,826)         -           (15,331)
Other transfers (to)
 from Keyport Life
 Insurance Company            26,902           57      20,145,149
Net increase in net
 assets from contract
 transactions              2,573,746       96,675      22,065,410

Net assets at beginning
 of period                    96,618          -              -

Net assets at end of
 period                   $2,192,578     $ 96,618     $22,230,980

                         * Commenced operations November 15, 1997

                          See accompanying notes.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A
   Statement of Operations and Changes in Net Assets For the Year Ended
                             December 31, 1997
         and the Period from January 30, 1996 to December 31, 1996


                                  Total            Total
                                   1997            1996
Income
 Dividends                    $  4,133,844     $      64,286
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                           620,934               913
Net investment income
 (expense)                       3,512,910            63,373
Realized gain (loss)                78,884              -
Unrealized appreciation
 (depreciation) during
 the period                      1,564,447           (67,777)
Net increase (decrease)
 in net assets from
 operations                      5,156,241            (4,404)

Purchase payments from
 contract owners                82,678,892         1,634,254
Transfers between
 accounts                       10,500,003             7,243
Contract terminations
 and annuity payouts            (6,454,006)              (81)
Other transfers (to)
 from Keyport Life
 Insurance Company              20,422,483               913
Net increase in net
 assets from contract
 transactions                  107,147,372         1,642,329

Net assets at beginning
 of period                       1,637,925             -

Net assets at end of
 period                       $113,941,538      $  1,637,925

                          See accompanying notes.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                       Notes to Financial Statements
                             December 31, 1997

1.  Organization

Variable Account A (the "Variable Account"), was established on January 30, 1996 as a segregated investment account of Keyport Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers two contracts, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The two contracts and their respective eligible fund options are as follows:

Keyport Advisor Variable Annuity      Manning & Napier Variable Annuity

Alger American Fund:                  Manning & Napier Insurance Fund, Inc:
 Alger American Growth Portfolio      Manning & Napier Small Cap Portfolio
 Alger American Small Capitalization  Manning & Napier Equity Portfolio
   Portfolio                          Manning & Napier Moderate Growth
                                        Portfolio
                                      Manning & Napier Growth Portfolio
MFS Variable Insurance Trust:         Manning & Napier Maximum Horizon
 MFS Emerging Growth Series             Portfolio
 MFS Research Series                  Manning & Napier Bond Portfolio

SteinRoe Variable Investment Trust (SRVIT):
 Stein Roe Money Market Fund
 Stein Roe Special Venture Fund
 Stein Roe Balanced Fund
 Stein Roe Mortgaged Securities Fund
 Stein Roe Growth Stock Fund

Liberty Variable Investment Trust (LVIT) (formerly Keyport Variable Investment Trust):
 Colonial Growth and Income Fund
 SteinRoe Global Utilities Fund
 Colonial International Fund for Growth
 Colonial Strategic Income Fund
 Colonial U.S. Stock Fund
 Newport Tiger Fund
 Liberty All-Star Equity Fund

Alliance Variable Products Series Fund, Inc:
 Alliance Global Bond Portfolio
 Alliance Premier Growth Portfolio

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

1.  Organization (continued)

On December 6, 1996, the fund name Colonial-Keyport U.S. Fund for Growth was changed to Colonial-Keyport U.S. Stock Fund. On November 15, 1997, the fund names for Cash Income Fund, Capital Appreciation Fund, Managed Assets Fund, Mortgage Securities Income Fund and Managed Growth Stock Fund were changed to SteinRoe Money Market Fund, SteinRoe Special Venture Fund, SteinRoe Balanced Fund, SteinRoe Mortgage Securities Fund and SteinRoe Growth Stock Fund, respectively. Also on November 15, 1997, the fund names for Colonial-Keyport Growth and Income Fund, Colonial-Keyport Utilities Fund, Colonial-Keyport International Fund for Growth, Colonial-Keyport U.S. Stock Fund, Colonial-Keyport Strategic Income Fund and Newport-Keyport Tiger Fund were changed to Colonial Growth and Income Fund, SteinRoe Global Utilities Fund, Colonial International Fund for Growth, Colonial U.S. Stock Fund, Colonial Strategic Income Fund and Newport Tiger Fund, respectively.

2.  Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Amounts due to Keyport Life Insurance Company represent mortality and expense risk charges earned by the Company in 1997 but not transferred to the Company until January 1998.

The net assets retained by the Company represent seed money shares invested in certain sub-accounts required to commence operations. The seed money is stated at market value (shares multiplied by net asset value per share).

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account.
Therefore, no provision for income taxes has been charged against the Variable Account.

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

3.  Expenses

Keyport Advisor Variable Annuity
There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value. For the Contact series Keyport Advisor Employee, the effective annual rate for daily deductions for the assumption of mortality and expense risk is 0.35%; no other charges apply.

Manning & Napier Variable Annuity
There are no deductions from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

4.  Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. SteinRoe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation (formerly Keyport Advisory Services Corporation), a wholly-owned subsidiary of the Company, is the investment advisor to the LVIT. Colonial Management Associates, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT. Keyport Financial Services Corp., a wholly-owned subsidiary of the Company, is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is derived from the mutual funds.


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

5.  Unit Values

A summary of the accumulation unit values at December 31, 1997 and the accumulation units and dollar value outstanding at December 31, 1997 are as follows:
                         1996                           1997
                         UNIT           UNIT
                        VALUE           VALUE           UNITS       DOLLARS
Alger American
 Growth Portfolio
    Keyport Advisor  $  9.900001   $  12.277190   197,651.8440  $ 2,426,609
    Employee             -            12.187513     1,126.8070       13,733

Alger American
 Small Capitalization
   Portfolio
    Keyport Advisor    10.064832      11.133567   161,530.0800    1,798,406
    Employee             -            11.771178       559.7980        6,589

Alliance Global
 Bond Portfolio
    Keyport Advisor     9.882608       9.811315   205,125.1470    2,012,547

Alliance Premier
 Growth Portfolio
    Keyport Advisor    10.197991      13.462574   317,794.3490    4,278,330
    Employee             -            12.945664     1,830.1810       23,693

MFS Emerging
 Growth Series
    Keyport Advisor     9.716229      11.680929   211,030.2340    2,465,029
    Employee             -            12.487521       893.3820       11,156

MFS Research Series
    Keyport Advisor     9.978211      11.834080   476,726.2310    5,641,616
    Employee             -            11.567760     2,107.1950       24,376

Manning & Napier
 Small Cap Portfolio
    Keyport Advisor    10.713837      12.088643       244.7110        2,958

Manning & Napier
 Equity Portfolio
    Keyport Advisor    10.553923      12.774188       239.2930        3,057

SteinRoe Money
 Market Fund
    Keyport Advisor    13.288493      13.780309   141,307.6585    1,947,263
    Employee             -            12.034296       216.9429        2,611

SteinRoe Special
 Venture Fund
    Keyport Advisor    29.237169      31.085014    70,396.6380    2,188,280
    Employee             -            18.887039       434.8833        8,214

            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

5. Unit Values (continued)

                         1996                           1997
                         UNIT           UNIT
                        VALUE           VALUE           UNITS       DOLLARS

SteinRoe Balanced Fund
    Keyport Advisor    21.263714      24.497018   334,687.6783    8,198,850
    Employee             -            16.476867       334.4144        5,510

SteinRoe Mortgage
 Securities Fund
    Keyport Advisor    16.621076      17.874172   278,722.7178    4,981,938
    Employee             -            12.883061        51.5966          665

SteinRoe Growth
 Stock Fund
    Keyport Advisor    27.242475      35.538075    62,290.5052    2,213,685
    Employee             -            22.305278       210.2543        4,690

Colonial Growth and
 Income Fund
    Keyport Advisor    15.216529      19.353674   567,111.3017   10,975,687
    Employee             -            20.146127     1,462.3641       29,461

SteinRoe Global
 Utilities Fund
    Keyport Advisor    12.095187      15.358133   152,453.0989    2,341,395

Colonial International
 Fund for Growth
    Keyport Advisor    10.074536       9.659572   968,792.4360    9,358,120
    Employee             -            10.293313     3,209.4245       33,036

Colonial Strategic
 Income Fund
    Keyport Advisor    12.642128      13.615795   559,013.2244    7,611,409
    Employee             -            14.021213       205.7553        2,885

Colonial U.S.
 Stock Fund
    Keyport Advisor    15.935084      20.780533   481,688.8629   10,009,751
    Employee             -            21.635681       533.4962       11,543

Newport Tiger Fund
    Keyport Advisor    12.555053       8.525525   234,552.7128    1,999,685
    Employee             -             8.765513     1,537.8140       13,480

Liberty All-Star
 Equity Fund
    Keyport Advisor      -            10.063176   180,236.9680    1,813,756
    Employee             -            10.075780    24,073.5060      242,560

                                                5,640,383.5061  $82,702,573


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

6.  Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 1997 are shown below:

                                          Purchases              Sales

Alger American Growth Portfolio        $  2,650,509         $    317,144
Alger American Small
 Capitalization Portfolio                 1,855,453              163,900

Alliance Global Bond Portfolio            2,685,989              516,469

Alliance Premier Growth Portfolio         4,418,548              370,855

MFS Emerging Growth Series                2,571,013              284,451

MFS Research Series                       6,268,736              881,195

Manning & Napier Small Cap
 Portfolio                                    2,637                   27

Manning & Napier Equity
 Portfolio                                    2,552                   28

SteinRoe Money Market Fund                6,150,547            2,754,082

SteinRoe Special Venture Fund             4,905,812            1,956,255

SteinRoe Balanced Fund                   11,750,379            2,276,888

SteinRoe Mortgage Securities Fund         5,751,538              556,409

SteinRoe Growth Stock Fund                3,514,107            1,299,538

Colonial Growth and Income Fund          13,254,478            1,934,842

SteinRoe Global Utilities Fund            2,913,439              566,987

Colonial International Fund
 for Growth                              12,113,765              776,232

Colonial Strategic Income Fund           10,063,285              716,157

Colonial U.S. Stock Fund                 11,166,044              662,319

Newport Tiger Fund                        3,080,449              510,830

Liberty All-Star Equity Fund             22,115,483               29,873

                                       $127,234,763          $16,574,481


            KEYPORT LIFE INSURANCE COMPANY - VARIABLE ACCOUNT A

                 Notes to Financial Statements (continued)

7.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

8.  Year 2000 (Unaudited)

The Variable Account, like other business organizations and individuals, would be adversely affected if the Company's computer systems and those of its service providers do not properly process and calculate date related information and data from and after January 1, 2000. The Company has substantially completed an inventory of its computer programs and assessed its Year 2000 readiness. In addition, the Company has initiated communications with third parties to determine the extent to which the Company's interface systems are vulnerable to those third parties' failure to remediate their own Year 2000 issues.

The Company believes that with modifications to existing software and conversions to new software, the Year 2000 issue will not pose significant operational problems for its computer systems. However, if such modifications and conversions are not made, or are not timely completed, or if the systems of the companies on which the Company's interface system relies are not timely converted, the Year 2000 issue could have a material impact on the operations of the Variable Account.








                                  PART C



Item 24. Financial Statements and Exhibits

     (a)  Financial Statements:
          Included in Part B:
          Keyport Life Insurance Company:
           Consolidated Balance Sheet - December 31, 1997 and 1996 Consolidated Income Statement for the years ended December 31,
               1997, 1996 and 1995
           Consolidated Statement of Stockholder's Equity for the years ended December 31, 1997, 1996 and 1995
           Consolidated Statement of Cash Flows for the years ended
               December 31, 1997, 1996 and 1995
           Notes to Consolidated Financial Statements
          Variable Account A:
           Statement of Assets and Liabilities - December 31, 1997 Statement of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996
           Notes to Financial Statements

     (b)  Exhibits:

    *     (1)  Resolution of the Board of Directors establishing Variable
                         Account A

          (2)  Not applicable

    *     (3a) Principal Underwriter's Agreement

    *     (3b) Specimen Agreement between Principal Underwriter and Dealer

    ***   (3c) Manning & Napier Broker/Dealer's Agreement

    *     (4a) Form of Group Variable Annuity Contract of Keyport Life
                         Insurance Company

    *     (4b) Form of Variable Annuity Certificate of Keyport Life
                         Insurance Company

    *     (4c) Form of Tax-Sheltered Annuity Endorsement

    *     (4d) Form of Individual Retirement Annuity Endorsement

    *     (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    ***   (4f) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (M&N)

    ***   (4g) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (M&N)

    ****  (4h) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (KA)

    ****  (4i) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (KA)

    ++    (4j) Form of Individual Variable Annuity Contract of Keyport
                         Life Insurance Company

    ++    (4k) Specimen Individual Variable Annuity Contract of Keyport
                         Life Insurance Company(KA)

    ++    (4l) Specimen Group Exchange Program Endorsement (KA)

    ++    (4m) Specimen Individual Exchange Program Endorsement (KA)

    ##    (4n) Specimen Group Variable Annuity Contract of Keyport Life
                         Insurance Company (KAV)

    ##    (4o) Specimen Variable Annuity Certificate of Keyport Life
                         Insurance Company (KAV)

    ##    (4p) Specimen Individual Variable Annuity Contract of Keyport
               Life Insurance Company (KAV)

    *     (5a) Form of Application for a Group Variable Annuity Contract

    *     (5b) Form of Application for a Group Variable Annuity Certificate

    *     (6a) Articles of Incorporation of Keyport Life Insurance Company

    *     (6b) By-Laws of Keyport Life Insurance Company

          (7)  Not applicable

    **    (8a) Form of Participation Agreement

    ***   (8b) Participation Agreement Among Manning & Napier Insurance
               Fund,  Inc.,  Manning  &  Napier  Investor  Services,  Inc.,
               Manning
               & Napier Advisors, Inc., and Keyport Life Insurance Company

    ****  (8c) Participation Agreement Among MFS Variable Insurance Trust,
               Keyport Life Insurance Company, and Massachusetts Financial Services Corp.

    ****  (8d) Participation Agreement Among The Alger American Fund,
               Keyport Life Insurance Company, and Fred Alger and Company, Incorporated

    ****  (8e) Participation Agreement Among Alliance Variable Products
               Series   Fund,  Inc.,  Alliance  Fund  Distributors,   Inc.,
               Alliance
               Capital Management L.P., and Keyport Life Insurance Company


          (8f) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., Keyport Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

    #     (8g) Amended and Restated Participation Agreement By and Among
                 Keyport   Variable  Investment  Trust,  Keyport  Financial
Services
               Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston

          (8h) Amended and Restated Participation Agreement By and Among SteinRoe Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston


    +     (9)  Opinion and Consent of Counsel

          (10) Consents of Independent Auditors

          (11) Not applicable

          (12) Not applicable

    ++++  (13) Schedule for Computations of Performance Quotations

    +++   (15) Chart of Affiliations

    ###   (16) Powers of Attorney


    ###   (27) Financial Data Schedule


*    Incorporated  by reference to Registration Statement  (File  No.  333-
     1043)
     filed on or about February 16, 1996.

** Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22,
     1996.

*** Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement (File No. 333-1043) filed on or about October 15, 1996.

**** Incorporated by reference to Post-Effective Amendment No. 1 to the
     Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement (File No. 333-1043) filed on or about May 1, 1997.

++ Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 333-1043) filed on or about July 30, 1997.

+++ Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

++++ Incorporated by reference to Post-Effective Amendment No. 8 to the
     Registration Statement (File No. 333-1043) filed on or about February 27, 1998.

# Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Variable Account J of Liberty Life Assurance Company of Boston (Files No. 333-29811; 811-08269) filed on or about July 17, 1997.

## Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement (File No. 333-1043) filed on or about March 20, 1998.

### Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement (File No. 333-1043) filed on or about April 24, 1998.

Item 25. Directors and Officers of the Depositor.

Name and Principal                       Positions and Offices
Business Address*                        with Depositor

Kenneth R. Leibler, President            Director and Chairman of the Board
Liberty Financial Companies Inc.
Federal Reserve Plaza, 24th Floor
600 Atlantic Avenue
Boston, MA  02110

Frederick Lippitt                        Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman                      Director
12 Cooke Street
Providence, RI 02906-2006

John W. Rosensteel                       President, Chief Executive Officer
                                         and Director

Stephen B. Bonner                        Executive Vice President

Paul H. LeFevre, Jr.                     Executive Vice President

Bernard R. Beckerlegge                   Senior Vice President and General
                                         Counsel

Bernhard M. Koch                         Senior Vice President and Chief
                                         Financial Officer

Stewart R. Morrison                      Senior Vice President and Chief
                                         Investment Officer

Francis E. Reinhart                      Senior Vice President and Chief
                                         Information Officer

Mark R. Tully                            Senior Vice President and Chief
                                         Sales Officer

Garth A. Bernard                         Vice President

Daniel C. Bryant                         Vice President and Assistant
                                         Secretary

Clifford O. Calderwood                   Vice President

James P. Greaton                         Vice President and Corporate
                                         Actuary

Jacob M. Herschler                       Vice President

Kenneth M. Hughes                        Vice President

James J. Klopper                         Vice President and Secretary

Leslie J. Laputz                         Vice President

Jeffrey J. Lobo                          Vice President - Risk Management

Suzanne E. Lyons                         Vice President - Human Resources

Jeffery J. Whitehead                     Vice President and Treasurer

Peter E. Berkeley                        Assistant Vice President

John G. Bonvouloir                       Assistant Vice President &
                                         Assistant Treasurer

Judith A. Brookins                       Assistant Vice President

Paul R. Coady                            Assistant Vice President

Alan R. Downey                           Assistant Vice President

Kenneth M. LeClair                       Assistant Vice President

Gregory L. Lapsley                       Assistant Vice President

Scott E. Morin                           Assistant Vice President and
                                         Controller

Michael J. Mulkern                       Assistant Vice President

Sean P. O'Brien                          Assistant Vice President

Robert J. Scheinerman                    Assistant Vice President

Edward M. Shea                           Assistant Vice President

Teresa M. Shumila                        Assistant Vice President

Daniel T. Smyth                          Assistant Vice President

Donald A. Truman                         Assistant Vice President and
                                         Assistant Secretary

Ellen L. Wike                            Assistant Vice President

Daniel Yin                               Assistant Vice President

Frederick Lippitt                        Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

      The Depositor controls Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership. KFSC files separate financial statements.

       The Depositor controls Liberty Advisory Services Corp. (LASC) (formerly known as Keyport Advisory Services Corp.), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. LASC files separate financial statements.

       The Depositor controls Independence Life and Annuity Company ("Independence Life")(formerly Keyport America Life Insurance Company), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

      The  Depositor  controls  American  Benefit  Life  Insurance  Company
("American Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. American Benefit files separate financial statements.

      The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement (File No. 333-1043) filed on or about February 6, 1998.

Item 27. Number of Contract Owners.


     None.


Item 28. Indemnification.

      Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

      Keyport Financial Services Corp. is also principal underwriter of the SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts.

The directors and officers are:

Name and Principal                  Position and Offices
Business Address*                   with Underwriter

John W. Rosensteel                  President, Director and Chairman of the
                                    Board

James J. Klopper                    Director and Clerk

Francis E. Reinhart                 Director and Vice President,
                                    Administration

Rogelio P. Japlit                   Treasurer

Paul T. Holman                      Assistant Clerk

Donald A. Truman                    Assistant Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

     Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts
02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

      (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.



                                SIGNATURES







                                SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 8th day of May, l998.

                                       Variable Account A
                                          (Registrant)


                               BY:  Keyport Life Insurance Company
                                          (Depositor)


                               BY:  /s/ John W. Rosensteel*
                                     John W. Rosensteel
                                     President





*BY: /s/James J. Klopper              May 8, 1998
     James J. Klopper                 Date
     Attorney-in-Fact


* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 16 in Post-Effective Amendment No. 10 to Registration Statement on Form N-4 filed on or about April 24, 1998 (File No. 333-1043; 811-7543).


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Kenneth R. Leibler*               /s/ John W. Rosensteel*
Kenneth R. Leibler                    John W. Rosensteel
Director and Chairman of the Board    President
                                      (Principal Executive Officer)


/s/ Frederick Lippitt *               /s/ Bernhard M. Koch*
Frederick Lippitt                     Bernhard M. Koch
Director                              Senior Vice President
                                      (Chief Financial Officer)


/s/ Robert C. Nyman*
Robert C. Nyman
Director


/s/ John W. Rosensteel*
John W. Rosensteel
Director


*BY:  /s/ James J. Klopper           May 8, 1998
     James J. Klopper                Date
     Attorney-in-Fact



* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in Post-Effective Amendment No. 10 to Registration Statement on Form N-4 filed on or about April 24, 1998 (File No. 333-1043; 811-7543).





                               EXHIBIT INDEX


Item                                                             Page

(8f) Participation Agreement By and Among AIM Variable Insurance
     Funds, Inc., Keyport Life Insurance Company, on Behalf of
     Itself and its Separate Accounts, and Keyport Financial
     Services Corp.

(8h) Amended and Restated Participation Agreement By and Among
     Keyport Financial Services Corp., Keyport Life Insurance
     Company, Liberty Life Assurance Company of Boston and
               SteinRoe Variable Investment Trust

(10) Consents of Independent Auditors



                                                          EXHIBIT (8f)








                    PARTICIPATION AGREEMENT

                          BY AND AMONG

              AIM VARIABLE INSURANCE FUNDS, INC.,

                KEYPORT LIFE INSURANCE COMPANY,
                    ON BEHALF OF ITSELF AND
                    ITS SEPARATE ACCOUNTS,

     AND

               KEYPORT FINANCIAL SERVICES CORP.








                       TABLE OF CONTENTS


Description                                                  Page

Section 1.  Available Funds                                     2
     1.1  Availability.                                         2
     1.2  Addition, Deletion or Modification of Funds           2
     1.3  No Sales to the General Public                        2

Section 2.  Processing Transactions                             2
     2.1  Timely Pricing and Orders                             2
     2.2  Timely Payments                                       3
     2.3  Applicable Price                                      3
     2.4  Dividends and Distributions                           4
     2.5  Book Entry                                            4

Section 3.  Costs and Expenses                                  4
     3.1  General                                               4
     3.2  Registration                                          4
     3.3  Other (Non-Sales-Related)                             5
     3.4  Other (Sales-Related)                                 5
     3.5  Parties To Cooperate                                  5

Section 4.  Legal Compliance                                    5
     4.1  Tax Laws                                              5
     4.2  Insurance and Certain Other Laws                      8
     4.3  Securities Laws                                       8
     4.4  Notice of Certain Proceedings and Other Circumstances 9
     4.5  LIFE  COMPANY  To Provide Documents; Information  About
          AVIF                                                 10
     4.6  AVIF  To  Provide  Documents;  Information  About  LIFE
          COMPANY                                              11

Section 5.  Mixed and Shared Funding                           12
     5.1  General                                              12
     5.2  Disinterested Directors                              13
     5.3  Monitoring for Material Irreconcilable Conflicts     13
     5.4  Conflict Remedies                                    14
     5.5  Notice to LIFE COMPANY                               15
     5.6  Information Requested by Board of Directors          15
     5.7  Compliance with SEC Rules                            15
     5.8  Other Requirements                                   16

Section 6.  Termination                                        16
     6.1  Events of Termination                                16
     6.2  Notice Requirement for Termination                   17
     6.3  Funds To Remain Available                            17
     6.4  Survival of Warranties and Indemnifications          18
     6.5  Continuance of Agreement for Certain Purposes        18

Section 7.  Parties To Cooperate Respecting Termination        18

Section 8.  Assignment                                         18

Section 9.  Notices                                            18

Section 10.  Voting Procedures                                 19

Section 11.  Foreign Tax Credits                               20

Section 12.  Indemnification                                   20
     12.1 Of AVIF by LIFE COMPANY and UNDERWRITER              20
     12.2 Of LIFE COMPANY and UNDERWRITER by AVIF              22
     12.3 Effect of Notice                                     25
     12.4 Successors                                           25

Section 13.  Applicable Law                                    25

Section 14.  Execution in Counterparts                         25

Section 15.  Severability                                      25

Section 16.  Rights Cumulative                                 25

Section 17.  Headings                                          25

Section 18.  Confidentiality                                   26

Section 19.  Trademarks and Fund Names                         26

Section 20.  Parties to Cooperate                              28



                    PARTICIPATION AGREEMENT


     THIS AGREEMENT, made and entered into as of the ___ day of April, 1998 ("Agreement"), by and among AIM Variable Insurance Funds, Inc., a Maryland corporation ("AVIF"); Keyport Life Insurance Company, a Rhode Island life insurance company ("LIFE COMPANY"), on behalf of itself and each of its segregated asset accounts listed in Schedule A hereto, as the parties hereto may amend from time to time (each, an "Account," and collectively, the "Accounts"); and Keyport Financial Services Corp., an affiliate of LIFE COMPANY and the principal underwriter of the Contracts ("UNDERWRITER") (collectively, the "Parties").


                             WITNESSETH THAT:

     WHEREAS, AVIF is registered with the Securities and Exchange
Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, AVIF currently consists of nine separate series ("Series"), shares ("Shares") of each of which are registered under the Securities Act of 1933, as amended (the "1933 Act") and are currently sold to one or more separate accounts of life insurance companies to fund benefits under variable annuity contracts and variable life insurance contracts; and

     WHEREAS, AVIF will make Shares of each Series listed on Schedule A hereto as the Parties hereto may amend from time to time (each a "Fund"; reference herein to "AVIF" includes reference to each Fund, to the extent the context requires) available for purchase by the Accounts; and

     WHEREAS, LIFE COMPANY will be the issuer of certain variable annuity contracts and variable life insurance contracts ("Contracts") as set forth on Schedule A hereto, as the Parties hereto may amend from time to time, which Contracts (hereinafter collectively, the "Contracts"), if required by applicable law, will be registered under the 1933 Act; and

     WHEREAS, LIFE COMPANY will fund the Contracts through the Accounts, each of which may be divided into two or more subaccounts ("Subaccounts"; reference herein to an "Account" includes reference to each Subaccount thereof to the extent the context requires); and

     WHEREAS, LIFE COMPANY will serve as the depositor of the Accounts, each of which is registered as a unit investment trust investment company under the 1940 Act (or exempt therefrom), and the security interests deemed to be issued by the Accounts under the Contracts will be registered as securities under the 1933 Act (or exempt therefrom); and

     WHEREAS, to the extent permitted by applicable insurance laws and regulations, LIFE COMPANY intends to purchase Shares in one or more of the Funds on behalf of the Accounts to fund the Contracts; and

     WHEREAS, UNDERWRITER is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and a member in good standing of the National Association of Securities Dealers, Inc. ("NASD");

     NOW, THEREFORE, in consideration of the mutual benefits and promises contained herein, the Parties hereto agree as follows:


Section 1.  Available Funds

     1.1  Availability.

     AVIF will make Shares of each Fund available to LIFE COMPANY for purchase and redemption at net asset value and with no sales charges, subject to the terms and conditions of this Agreement. The Board of Directors of AVIF may refuse to sell Shares of any Fund to any person, or suspend or terminate the offering of Shares of any Fund if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Directors acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, such action is deemed in the best interests of the shareholders of such Fund.

     1.2  Addition, Deletion or Modification of Funds

     The Parties hereto may agree, from time to time, to add other Funds to provide additional funding media for the Contracts, or to delete, combine, or modify existing Funds, by amending Schedule A hereto. Upon such amendment to Schedule A, any applicable reference to a Fund, AVIF, or its Shares herein shall include a reference to any such additional Fund. Schedule A, as amended from time to time, is incorporated herein by reference and is a part hereof.

     1.3  No Sales to the General Public

     AVIF represents and warrants that no Shares of any Fund have been or will be sold to the general public.


Section 2.  Processing Transactions

     2.1  Timely Pricing and Orders

     (a) AVIF or its designated agent will use its best efforts to provide LIFE COMPANY with the net asset value per Share for each Fund by 6:00 p.m. Central Time on each Business Day. As used herein, "Business Day" shall mean any day on which (i) the New York Stock Exchange is open for regular trading, (ii) AVIF calculates the Fund's net asset value, and (iii) LIFE COMPANY is open for business.

     (b) LIFE COMPANY will use the data provided by AVIF each Business Day pursuant to paragraph (a) immediately above to calculate Account unit values and to process transactions that receive that same Business Day's Account unit values. LIFE COMPANY will perform such Account processing the same Business Day, and will place corresponding orders to purchase or redeem Shares with AVIF by 9:00 a.m. Central Time the following Business Day; provided, however, that AVIF shall provide additional time to LIFE COMPANY in the event that AVIF is unable to meet the 6:00 p.m. time stated in paragraph (a) immediately above. Such additional time shall be equal to the additional time that AVIF takes to make the net asset values available to LIFE COMPANY.

     (c) With respect to payment of the purchase price by LIFE COMPANY and of redemption proceeds by AVIF, LIFE COMPANY and AVIF shall net purchase and redemption orders with respect to each Fund and shall transmit one net payment per Fund in accordance with Section 2.2, below.

     (d) If AVIF provides materially incorrect Share net asset value information (as determined under SEC guidelines), LIFE COMPANY shall be entitled to an adjustment to the number of Shares purchased or redeemed to reflect the correct net asset value per Share. Any material error in the calculation or reporting of net asset value per Share, dividend or capital gain information shall be reported promptly upon discovery to LIFE COMPANY.

     2.2  Timely Payments

     LIFE COMPANY will wire payment for net purchases to a custodial account designated by AVIF by 1:00 p.m. Central Time on the same day as the order for Shares is placed, to the extent practicable. AVIF will wire payment for net redemptions to an account designated by LIFE COMPANY by 1:00 p.m. Central Time on the same day as the Order is placed, to the extent practicable, but in any event within five (5) calendar days after the date the order is placed in order to enable LIFE COMPANY to pay redemption proceeds within the time specified in Section 22(e) of the 1940 Act or such shorter period of time as may be required by law.

     2.3  Applicable Price.

     (a) Share purchase payments and redemption orders that result from purchase payments, premium payments, surrenders and other transactions under Contracts (collectively, "Contract transactions") and that LIFE COMPANY receives prior to the close of regular trading on the New York Stock Exchange on a Business Day will be executed at the net asset values of the appropriate Funds next computed after receipt by AVIF or its designated agent of the orders. For purposes of this Section 2.3(a), LIFE COMPANY shall be the designated agent of AVIF for receipt of orders relating to Contract transactions on each Business Day and receipt by such designated agent shall constitute receipt by AVIF; provided that AVIF receives notice of such orders by 9:00 a.m. Central Time on the next following Business Day or such later time as computed in accordance with
Section 2.1(b) hereof.

     (b) All other Share purchases and redemptions by LIFE COMPANY will be effected at the net asset values of the appropriate Funds next computed after receipt by AVIF or its designated agent of the order therefor, and such orders will be irrevocable.

     2.4  Dividends and Distributions

     AVIF will furnish notice by wire or telephone (followed by written confirmation) on or prior to the payment date to LIFE COMPANY of any income dividends or capital gain distributions payable on the Shares of any Fund. LIFE COMPANY hereby elects to reinvest all dividends and capital gains distributions in additional Shares of the corresponding Fund at the ex-dividend date net asset values until LIFE COMPANY otherwise notifies AVIF in writing, it being agreed by the Parties that the ex-dividend date and the payment date with respect to any dividend or distribution will be the same Business Day. LIFE COMPANY reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash.

     2.5  Book Entry.

     Issuance and transfer of AVIF Shares will be by book entry only.
Stock certificates will not be issued to LIFE COMPANY. Shares ordered from AVIF will be recorded in an appropriate title for LIFE COMPANY, on behalf of its Account.


Section 3.  Costs and Expenses

     3.1  General.

     Except as otherwise specifically provided herein, each Party will bear all expenses incident to its performance under this Agreement.

     3.2  Registration.

     (a) AVIF will bear the cost of its registering as a management investment company under the 1940 Act and registering its Shares under the 1933 Act, and keeping such registrations current and effective; including, without limitation, the preparation of and filing with the SEC of Forms N-SAR and Rule 24f-2 Notices with respect to AVIF and its Shares and payment of all applicable registration or filing fees with respect to any of the foregoing.

     (b) LIFE COMPANY will bear the cost of registering, to the extent required, each Account as a unit investment trust under the 1940 Act and registering units of interest under the Contracts under the 1933 Act and keeping such registrations current and effective; including, without limitation, the preparation and filing with the SEC of Forms N-SAR and Rule 24f-2 Notices with respect to each Account and its units of interest and payment of all applicable registration or filing fees with respect to any of the foregoing.

     3.3  Other (Non-Sales-Related)

     (a) AVIF will bear, or arrange for others to bear, the costs of preparing, filing with the SEC and setting for printing AVIF's prospectus, statement of additional information and any amendments or supplements thereto (collectively, the "AVIF Prospectus"), periodic reports to shareholders, AVIF proxy material and other shareholder communications.

     (b) LIFE COMPANY will bear the costs of preparing, filing with the SEC and setting for printing each Account's prospectus, statement of additional information and any amendments or supplements thereto (collectively, the "Account Prospectus"), any periodic reports to Contract owners, annuitants, insureds or participants (as appropriate) under the Contracts (collectively, "Participants"), voting instruction solicitation material, and other Participant communications.

     (c) LIFE COMPANY will print in quantity and deliver to existing Participants the documents described in Section 3.3(b) above and the prospectus provided by AVIF in camera ready or computer diskette form. AVIF will print the AVIF statement of additional information, proxy materials relating to AVIF and periodic reports of AVIF.

     3.4  Other (Sales-Related)

     LIFE COMPANY will bear the expenses of distribution. These expenses would include by way of illustration, but are not limited to, the costs of distributing to Participants the following documents, whether they relate to the Account or AVIF: prospectuses, statements of additional information, proxy materials and periodic reports. These costs would also include the costs of preparing, printing, and distributing sales literature and advertising relating to the Funds, as well as filing such materials with, and obtaining approval from, the SEC, the NASD, any state insurance regulatory authority, and any other appropriate regulatory authority, to the extent required.

     3.5  Parties To Cooperate.

     Each Party agrees to cooperate with the others, as applicable, in arranging to print, mail and/or deliver, in a timely manner, combined or coordinated prospectuses or other materials of AVIF and the Accounts.


Section 4.  Legal Compliance

     4.1  Tax Laws.

     (a) AVIF represents and warrants that each Fund is currently qualified as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and represents that it will use its best efforts to qualify and to maintain qualification of each Fund as a RIC. AVIF will notify LIFE COMPANY immediately upon having a reasonable basis for believing that a Fund has ceased to so qualify or that it might not so qualify in the future.

     (b) AVIF represents that it will use its best efforts to comply and to maintain each Fund's compliance with the diversification requirements set forth in Section 817(h) of the Code and Section 1.817-5(b) of the
regulations under the Code.   AVIF will notify LIFE COMPANY immediately
upon having a reasonable basis for believing that a Fund has ceased to so comply or that a Fund might not so comply in the future. In the event of a breach of this Section 4.1(b) by AVIF, it will take all reasonable steps to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Section 1.817-5 of the regulations under the Code.

     (c) LIFE COMPANY agrees that if the Internal Revenue Service ("IRS") asserts in writing in connection with any governmental audit or review of LIFE COMPANY or, to LIFE COMPANY's knowledge, of any Participant, that any Fund has failed to comply with the diversification requirements of
Section 817(h) of the Code or LIFE COMPANY otherwise becomes aware of any facts that could give rise to any claim against AVIF or its affiliates as a result of such a failure or alleged failure:

           (i) LIFE COMPANY shall promptly notify AVIF of such assertion or potential claim (subject to the Confidentiality provisions of Section 18 as to any Participant);

          (ii) LIFE COMPANY shall consult with AVIF as to how to minimize any liability that may arise as a result of such failure or alleged failure;

          (iii)LIFE COMPANY shall use its best efforts to minimize any liability of AVIF or its affiliates resulting from such failure, including, without limitation, demonstrating, pursuant to Treasury Regulations Section 1.817-5(a)(2), to the Commissioner of the IRS that such failure was inadvertent;

          (iv) LIFE COMPANY shall permit AVIF, its affiliates and their legal and accounting advisors to participate in any conferences, settlement discussions or other administrative or judicial proceeding or contests (including judicial appeals thereof) with the IRS, any Participant or any other claimant regarding any claims that could give rise to liability to AVIF or its affiliates as a result of such a failure or alleged failure; provided, however, that LIFE COMPANY will retain control of the conduct of such conferences discussions, proceedings, contests or appeals;

          (v) any written materials to be submitted by LIFE COMPANY to the IRS, any Participant or any other claimant in connection with any of the foregoing proceedings or contests (including, without limitation, any such materials to be submitted to the IRS pursuant to Treasury Regulations
               Section 1.817-5(a)(2)), (a) shall be provided by LIFE COMPANY to AVIF (together with any supporting information or analysis); subject to the confidentiality provisions of
               Section 18, at least ten (10) business days or such shorter period to which the Parties hereto agree prior to the day on which such proposed materials are to be submitted, and (b) shall not be submitted by LIFE COMPANY to any such person without the express written consent of AVIF which shall not be unreasonably withheld;

          (vi) LIFE COMPANY shall provide AVIF or its affiliates and their accounting and legal advisors with such cooperation as AVIF shall reasonably request (including, without limitation, by permitting AVIF and its accounting and legal advisors to review the relevant books and records of LIFE COMPANY) in order to facilitate review by AVIF or its advisors of any written submissions provided to it pursuant to the preceding clause or its assessment of the validity or amount of any claim against its arising from such a failure or alleged failure;

          (vii) LIFE COMPANY shall not with respect to any claim of the IRS or any Participant that would give rise to a claim against AVIF or its affiliates (a) compromise or settle any claim, (b) accept any adjustment on audit, or (c) forego any allowable administrative or judicial appeals, without the express written consent of AVIF or its affiliates, which shall not be unreasonably withheld, provided that LIFE COMPANY shall not be required, after exhausting all administrative penalties, to appeal any adverse judicial decision unless AVIF or its affiliates shall have provided an opinion of independent counsel to the effect that a reasonable basis exists for taking such appeal; and provided further that the costs of any such appeal shall be borne equally by the Parties hereto; and

          (viii)AVIF and its affiliates shall have no liability as a result of such failure or alleged failure if LIFE COMPANY fails to comply with any of the foregoing clauses (i) through (vii), and such failure could be shown to have materially contributed to the liability.

     Should AVIF or any of its affiliates refuse to give its written consent to any compromise or settlement of any claim or liability hereunder, LIFE COMPANY may, in its discretion, authorize AVIF or its affiliates to act in the name of LIFE COMPANY in, and to control the conduct of, such conferences, discussions, proceedings, contests or appeals and all administrative or judicial appeals thereof, and in that event AVIF or its affiliates shall bear the fees and expenses associated with the conduct of the proceedings that it is so authorized to control; provided, that in no event shall LIFE COMPANY have any liability resulting from AVIF's refusal to accept the proposed settlement or compromise with respect to any failure caused by AVIF. As used in this Agreement, the term "affiliates" shall have the same meaning as "affiliated person" as defined in Section 2(a)(3) of the 1940 Act.

     (d) LIFE COMPANY represents and warrants that the Contracts currently are and will be treated as annuity contracts or life insurance contracts under applicable provisions of the Code and that it will use its best efforts to maintain such treatment; LIFE COMPANY will notify AVIF immediately upon having a reasonable basis for believing that any of the Contracts have ceased to be so treated or that they might not be so treated in the future.

     (e) LIFE COMPANY represents and warrants that each Account is a "segregated asset account" and that interests in each Account are offered exclusively through the purchase of or transfer into a "variable contract," within the meaning of such terms under Section 817 of the Code and the regulations thereunder. LIFE COMPANY will use its best efforts to continue to meet such definitional requirements, and it will notify AVIF immediately upon having a reasonable basis for believing that such requirements have ceased to be met or that they might not be met in the future.

     4.2       Insurance and Certain Other Laws

     (a) AVIF will use its best efforts to comply with any applicable state insurance laws or regulations, to the extent specifically requested in writing by LIFE COMPANY, including, the furnishing of information not otherwise available to LIFE COMPANY which is required by state insurance law to enable LIFE COMPANY to obtain the authority needed to issue the Contracts in any applicable state.

     (b) LIFE COMPANY represents and warrants that (i) it is an insurance company duly organized, validly existing and in good standing under the laws of the State of Rhode Island and has full corporate power, authority and legal right to execute, deliver and perform its duties and comply with its obligations under this Agreement, (ii) it has legally and validly established and maintains each Account as a segregated asset account under Rhode Island Insurance Law and the regulations thereunder, and (iii) the Contracts comply in all material respects with all other applicable federal and state laws and regulations.

     (c) AVIF represents and warrants that it is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland and has full power, authority, and legal right to execute, deliver, and perform its duties and comply with its obligations under this Agreement.

     4.3       Securities Laws

     (a) LIFE COMPANY represents and warrants that (i) interests in each Account pursuant to the Contracts will be registered under the 1933 Act to the extent required by the 1933 Act, (ii) the Contracts will be duly authorized for issuance and sold in compliance with all applicable federal and state laws, including, without limitation, the 1933 Act, the 1934 Act, the 1940 Act and Rhode Island law, (iii) each Account is and will remain registered under the 1940 Act, to the extent required by the 1940 Act, (iv) each Account does and will comply in all material respects with the requirements of the 1940 Act and the rules thereunder, to the extent required, (v) each Account's 1933 Act registration statement relating to the Contracts, together with any amendments thereto, will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder, (vi) LIFE COMPANY will amend the registration statement for its Contracts under the 1933 Act and for its Accounts under the 1940 Act from time to time as required in order to effect the continuous offering of its Contracts or as may otherwise be required by applicable law, and (vii) each Account Prospectus will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder.

     (b) AVIF represents and warrants that (i) Shares sold pursuant to this Agreement will be registered under the 1933 Act to the extent required by the 1933 Act and duly authorized for issuance and sold in compliance with Maryland law, (ii) AVIF is and will remain registered under the 1940 Act to the extent required by the 1940 Act, (iii) AVIF will amend the registration statement for its Shares under the 1933 Act and itself under the 1940 Act from time to time as required in order to effect the continuous offering of its Shares, (iv) AVIF does and will comply in all material respects with the requirements of the 1940 Act and the rules thereunder, (v) AVIF's 1933 Act registration statement, together with any amendments thereto, will at all times comply in all material respects with the requirements of the 1933 Act and rules thereunder, and (vi) AVIF's Prospectus will at all times comply in all material respects with the requirements of the 1933 Act and the rules thereunder.

     (c) AVIF will at its expense register and qualify its Shares for sale in accordance with the laws of any state or other jurisdiction if and to the extent reasonably deemed advisable by AVIF.

     (d) AVIF currently does not intend to make any payments to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act or otherwise, although it reserves the right to make such payments in the future. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1, AVIF undertakes to have its Board of Directors, a majority of whom are not "interested" persons of the Fund, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

     (e) AVIF represents and warrants that all of its trustees, officers, employees, investment advisers, and other individuals/entities having access to the funds and/or securities of the Fund are and continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Fund in an amount not less than the minimal coverage as required currently by Rule 17g-(1) of the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid bond includes coverage for larceny and embezzlement and is issued by a reputable bonding company.

     4.4       Notice of Certain Proceedings and Other Circumstances.

     (a) AVIF will immediately notify LIFE COMPANY of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to AVIF's registration statement under the 1933 Act or AVIF Prospectus, (ii) any request by the SEC for any amendment to such registration statement or AVIF Prospectus that may affect the offering of Shares of AVIF, (iii) the initiation of any proceedings for that purpose or for any other purpose relating to the registration or offering of AVIF's Shares, or (iv) any other action or circumstances that may prevent the lawful offer or sale of Shares of any Fund in any state or jurisdiction, including, without limitation, any circumstances in which (a) such Shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law, or (b) such law precludes the use of such Shares as an underlying investment medium of the Contracts issued or to be issued by LIFE COMPANY. AVIF will make every reasonable effort to prevent the issuance, with respect to any Fund, of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

     (b) LIFE COMPANY will immediately notify AVIF of (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order with respect to each Account's registration statement under the 1933 Act relating to the Contracts or each Account Prospectus, (ii) any request by the SEC for any amendment to such registration statement or Account Prospectus that may affect the offering of Shares of AVIF, (iii) the initiation of any proceedings for that purpose or for any other purpose relating to the registration or offering of each Account's interests pursuant to the Contracts, or (iv) any other action or circumstances that may prevent the lawful offer or sale of said interests in any state or jurisdiction, including, without limitation, any circumstances in which said interests are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law. LIFE COMPANY will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

     4.5       LIFE COMPANY To Provide Documents; Information About AVIF.

     (a) LIFE COMPANY will provide to AVIF or its designated agent at least one (1) complete copy of all SEC registration statements, Account Prospectuses, reports, any preliminary and final voting instruction solicitation material, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to each Account or the Contracts, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

     (b) LIFE COMPANY will provide to AVIF or its designated agent at least one (1) complete copy of each piece of sales literature or other promotional material in which AVIF or any of its affiliates is named, at least five (5) Business Days prior to its use or such shorter period as the Parties hereto may, from time to time, agree upon. No such material shall be used if AVIF or its designated agent objects to such use within five (5) Business Days after receipt of such material or such shorter period as the Parties hereto may, from time to time, agree upon. AVIF hereby designates AIM as the entity to receive such sales literature, until such time as AVIF appoints another designated agent by giving notice to LIFE COMPANY in the manner required by Section 9 hereof.

     (c) Neither LIFE COMPANY nor any of its affiliates, will give any information or make any representations or statements on behalf of or concerning AVIF or its affiliates in connection with the sale of the Contracts other than (i) the information or representations contained in the registration statement, including the AVIF Prospectus contained therein, relating to Shares, as such registration statement and AVIF Prospectus may be amended from time to time; or (ii) in reports or proxy materials for AVIF; or (iii) in published reports for AVIF that are in the public domain and approved by AVIF for distribution; or (iv) in sales literature or other promotional material approved by AVIF, except with the express written permission of AVIF.

     (d) LIFE COMPANY shall adopt and implement procedures reasonably designed to ensure that information concerning AVIF and its affiliates that is intended for use only by brokers or agents selling the Contracts (i.e., information that is not intended for distribution to Participants) ("broker only materials") is so used, and neither AVIF nor any of its affiliates shall be liable for any losses, damages or expenses relating to the improper use of such broker only materials.

     (e) For the purposes of this Section 4.5, the phrase "sales literature or other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media, (e.g., on-line networks such as the Internet or other electronic messages), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports, and proxy materials and any other material constituting sales literature or advertising under the NASD rules, the 1933 Act or the 1940 Act.

     4.6       AVIF To Provide Documents; Information About LIFE COMPANY.

     (a) AVIF will provide to LIFE COMPANY at least one (1) complete copy of all SEC registration statements, AVIF Prospectuses, reports, any preliminary and final proxy material, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to AVIF or the Shares of a Fund, contemporaneously with the filing of such document with the SEC or other regulatory authorities.

     (b) AVIF will provide to LIFE COMPANY camera ready or computer diskette copies of all AVIF prospectuses and printed copies, in an amount specified by LIFE COMPANY, of AVIF statements of additional information, proxy materials, periodic reports to shareholders and other materials required by law to be sent to Participants who have allocated any Contract value to a Fund. AVIF will provide such copies to LIFE COMPANY in a timely manner so as to enable LIFE COMPANY, as the case may be, to print and distribute such materials within the time required by law to be furnished to Participants.

     (c) AVIF will provide to LIFE COMPANY or its designated agent at least one (1) complete copy of each piece of sales literature or other promotional material in which LIFE COMPANY, or any of its respective affiliates is named, or that refers to the Contracts, at least five (5) Business Days prior to its use or such shorter period as the Parties hereto may, from time to time, agree upon. No such material shall be used if LIFE COMPANY or its designated agent objects to such use within five (5) Business Days after receipt of such material or such shorter period as the Parties hereto may, from time to time, agree upon. LIFE COMPANY shall receive all such sales literature until such time as it appoints a designated agent by giving notice to AVIF in the manner required by Section 9 hereof.

     (d) Neither AVIF nor any of its affiliates will give any information or make any representations or statements on behalf of or concerning LIFE COMPANY, each Account, or the Contracts other than (i) the information or representations contained in the registration statement, including each Account Prospectus contained therein, relating to the Contracts, as such registration statement and Account Prospectus may be amended from time to time; or (ii) in published reports for the Account or the Contracts that are in the public domain and approved by LIFE COMPANY for distribution; or (iii) in sales literature or other promotional material approved by LIFE COMPANY or its affiliates, except with the express written permission of LIFE COMPANY.

     (e) AVIF shall cause its principal underwriter to adopt and implement procedures reasonably designed to ensure that information concerning LIFE COMPANY, and its respective affiliates that is intended for use only by brokers or agents selling the Contracts (i.e., information that is not intended for distribution to Participants) ("broker only materials") is so used, and neither LIFE COMPANY, nor any of its respective affiliates shall be liable for any losses, damages or expenses relating to the improper use of such broker only materials.

      (f) For purposes of this Section 4.6, the phrase "sales literature or other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media, (e.g., on-line networks such as the Internet or other electronic messages), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, registration statements, prospectuses, statements of additional information, shareholder reports, and proxy materials and any other material constituting sales literature or advertising under the NASD rules, the 1933 Act or the 1940 Act.


Section 5.  Mixed and Shared Funding

     5.1       General.

     The SEC has granted an order to AVIF exempting it from certain provisions of the 1940 Act and rules thereunder so that AVIF may be available for investment by certain other entities, including, without limitation, separate accounts funding variable annuity contracts or variable life insurance contracts, separate accounts of insurance companies unaffiliated with LIFE COMPANY, and trustees of qualified pension and retirement plans (collectively, "Mixed and Shared Funding"). The Parties recognize that the SEC has imposed terms and conditions for such orders that are substantially identical to many of the provisions of this Section
5. Sections 5.2 through 5.8 below shall apply pursuant to such an exemptive order granted to AVIF. AVIF hereby notifies LIFE COMPANY that, in the event that AVIF implements Mixed and Shared Funding, it may be appropriate to include in the prospectus pursuant to which a Contract is offered disclosure regarding the potential risks of Mixed and Shared Funding.

     5.2       Disinterested Directors

     AVIF agrees that its Board of Directors shall at all times consist of directors a majority of whom (the "Disinterested Directors") are not interested persons of AVIF within the meaning of Section 2(a)(19) of the 1940 Act and the rules thereunder and as modified by any applicable orders of the SEC, except that if this condition is not met by reason of the death, disqualification, or bona fide resignation of any director, then the operation of this condition shall be suspended (a) for a period of forty-five (45) days if the vacancy or vacancies may be filled by the Board; (b) for a period of sixty (60) days if a vote of shareholders is required to fill the vacancy or vacancies; or (c) for such longer period as the SEC may prescribe by order upon application.

     5.3       Monitoring for Material Irreconcilable Conflicts

     AVIF agrees that its Board of Directors will monitor for the existence of any material irreconcilable conflict between the interests of the Participants in all separate accounts of life insurance companies utilizing AVIF ("Participating Insurance Companies"), including each Account, and participants in all qualified retirement and pension plans investing in AVIF ("Participating Plans"). LIFE COMPANY agrees to inform the Board of Directors of AVIF of the existence of or any potential for any such material irreconcilable conflict of which it is aware. The concept of a "material irreconcilable conflict" is not defined by the 1940 Act or the rules thereunder, but the Parties recognize that such a conflict may arise for a variety of reasons, including, without limitation:

     (a)  an action by any state insurance or other regulatory authority;

     (b) a change in applicable federal or state insurance, tax or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax or securities regulatory authorities;

     (c) an administrative or judicial decision in any relevant proceeding;

     (d) the manner in which the investments of any Fund are being managed;

     (e) a difference in voting instructions given by variable annuity contract and variable life insurance contract Participants or by Participants of different Participating Insurance Companies;

     (f) a decision by a Participating Insurance Company to disregard the voting instructions of Participants; or

     (g) a decision by a Participating Plan to disregard the voting instructions of Plan participants.

     Consistent with the SEC's requirements in connection with exemptive orders of the type referred to in Section 5.1 hereof, LIFE COMPANY will assist the Board of Directors in carrying out its responsibilities by providing the Board of Directors with all information reasonably necessary for the Board of Directors to consider any issue raised, including information as to a decision by LIFE COMPANY to disregard voting instructions of Participants.

     5.4       Conflict Remedies.

     (a) It is agreed that if it is determined by a majority of the members of the Board of Directors or a majority of the Disinterested Directors that a material irreconcilable conflict exists, LIFE COMPANY will, if it is a Participating Insurance Company for which a material irreconcilable conflict is relevant, at its own expense and to the extent reasonably practicable (as determined by a majority of the Disinterested Directors), take whatever steps are necessary to remedy or eliminate the material irreconcilable conflict, which steps may include, but are not limited to:

        (i) withdrawing the assets allocable to some or all of the Accounts from AVIF or any Fund and reinvesting such assets in a different investment medium, including another Fund of AVIF, or submitting the question whether such segregation should be implemented to a vote of all affected Participants and, as appropriate, segregating the assets of any particular group (e.g., annuity Participants, life insurance Participants or all Participants) that votes in favor of such segregation, or offering to the affected Participants the option of making such a change; and

        (ii) establishing a new registered investment company of the type defined as a "management company" in Section 4(3) of the 1940 Act or a new separate account that is operated as a management company.

     (b) If the material irreconcilable conflict arises because of LIFE COMPANY's decision to disregard Participant voting instructions and that decision represents a minority position or would preclude a majority vote, LIFE COMPANY may be required, at AVIF's election, to withdraw each Account's investment in AVIF or any Fund. No charge or penalty will be imposed as a result of such withdrawal. Any such withdrawal must take place within six (6) months after AVIF gives notice to LIFE COMPANY that this provision is being implemented, and until such withdrawal AVIF shall continue to accept and implement orders by LIFE COMPANY for the purchase and redemption of Shares of AVIF.

     (c) If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to LIFE COMPANY conflicts with the majority of other state regulators, then LIFE COMPANY will withdraw each Account's investment in AVIF within six (6) months after AVIF's Board of Directors informs LIFE COMPANY that it has determined that such decision has created a material irreconcilable conflict, and until such withdrawal AVIF shall continue to accept and implement orders by LIFE COMPANY for the purchase and redemption of Shares of AVIF. No charge or penalty will be imposed as a result of such withdrawal.

     (d) LIFE COMPANY agrees that any remedial action taken by it in resolving any material irreconcilable conflict will be carried out at its expense and with a view only to the interests of Participants.

     (e) For purposes hereof, a majority of the Disinterested Directors will determine whether or not any proposed action adequately remedies any material irreconcilable conflict. In no event, however, will AVIF or any of its affiliates be required to establish a new funding medium for any Contracts. LIFE COMPANY will not be required by the terms hereof to establish a new funding medium for any Contracts if an offer to do so has been declined by vote of a majority of Participants materially adversely affected by the material irreconcilable conflict.

     5.5     Notice to LIFE COMPANY

     AVIF will promptly make known in writing to LIFE COMPANY the Board of Directors' determination of the existence of a material irreconcilable conflict, a description of the facts that give rise to such conflict and the implications of such conflict.

     5.6     Information Requested by Board of Directors

     LIFE COMPANY and AVIF (or its investment adviser) will at least annually submit to the Board of Directors of AVIF such reports, materials or data as the Board of Directors may reasonably request so that the Board of Directors may fully carry out the obligations imposed upon it by the provisions hereof or any exemptive order granted by the SEC to permit Mixed and Shared Funding, and said reports, materials and data will be submitted at any reasonable time deemed appropriate by the Board of Directors. All reports received by the Board of Directors of potential or existing conflicts, and all Board of Directors actions with regard to determining the existence of a conflict, notifying Participating Insurance Companies and Participating Plans of a conflict, and determining whether any proposed action adequately remedies a conflict, will be properly recorded in the minutes of the Board of Directors or other appropriate records, and such minutes or other records will be made available to the SEC upon request.

     5.7     Compliance with SEC Rules

     If, at any time during which AVIF is serving as an investment medium for variable life insurance Contracts, 1940 Act Rules 6e-3(T) or, if applicable, 6e-2 are amended or Rule 6e-3 is adopted to provide exemptive relief with respect to Mixed and Shared Funding, AVIF agrees that it will comply with the terms and conditions thereof and that the terms of this
Section 5 shall be deemed modified if and only to the extent required in order also to comply with the terms and conditions of such exemptive relief that is afforded by any of said rules that are applicable.

     5.8     Other Requirements

     AVIF will require that each Participating Insurance Company and Participating Plan enter into an agreement with AVIF that contains in substance the same provisions as are set forth in Sections 4.1(b), 4.1(d), 4.3(a), 4.4(b), 4.5(a), 5, and 10 of this Agreement.


Section 6.  Termination

     6.1     Events of Termination

     Subject to Section 6.4 below, this Agreement will terminate as to a
Fund:

     (a) at the option of any party, with or without cause with respect to the Fund, upon six (6) months advance written notice to the other parties, or, if later, upon receipt of any required exemptive relief from the SEC, unless otherwise agreed to in writing by the parties; or

     (b) at the option of AVIF upon institution of formal proceedings against LIFE COMPANY or its affiliates by the NASD, the SEC, any state insurance regulator or any other regulatory body regarding LIFE COMPANY's obligations under this Agreement or related to the sale of the Contracts, the operation of each Account, or the purchase of Shares, if, in each case, AVIF reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on the Fund with respect to which the Agreement is to be terminated; or

     (c) at the option of LIFE COMPANY upon institution of formal proceedings against AVIF, its principal underwriter, or its investment adviser by the NASD, the SEC, or any state insurance regulator or any other regulatory body regarding AVIF's obligations under this Agreement or related to the operation or management of AVIF or the purchase of AVIF Shares, if, in each case, LIFE COMPANY reasonably determines that such proceedings, or the facts on which such proceedings would be based, have a material likelihood of imposing material adverse consequences on LIFE COMPANY, or the Subaccount corresponding to the Fund with respect to which the Agreement is to be terminated; or

     (d) at the option of any Party in the event that (i) the Fund's Shares are not registered and, in all material respects, issued and sold in accordance with any applicable federal or state law, or (ii) such law precludes the use of such Shares as an underlying investment medium of the Contracts issued or to be issued by LIFE COMPANY; or

     (e) upon termination of the corresponding Subaccount's investment in the Fund pursuant to Section 5 hereof; or

     (f) at the option of LIFE COMPANY if the Fund ceases to qualify as a RIC under Subchapter M of the Code or under successor or similar provisions, or if LIFE COMPANY reasonably believes that the Fund may fail to so qualify; or

     (g)     at the option of LIFE COMPANY if the Fund fails to comply with
Section 817(h) of the Code or with successor or similar provisions, or if LIFE COMPANY reasonably believes that the Fund may fail to so comply; or

     (h) at the option of AVIF if the Contracts issued by LIFE COMPANY cease to qualify as annuity contracts or life insurance contracts under the Code (other than by reason of the Fund's noncompliance with Section 817(h) or Subchapter M of the Code) or if interests in an Account under the Contracts are not registered, where required, and, in all material respects, are not issued or sold in accordance with any applicable federal or state law; or

     (i) upon another Party's material breach of any provision of this Agreement.

     6.2     Notice Requirement for Termination

     No termination of this Agreement will be effective unless and until the Party terminating this Agreement gives prior written notice to the other Party to this Agreement of its intent to terminate, and such notice shall set forth the basis for such termination. Furthermore:

     (a) in the event that any termination is based upon the provisions of Sections 6.1(a) or 6.1(e) hereof, such prior written notice shall be given at least six (6) months in advance of the effective date of termination unless a shorter time is agreed to by the Parties hereto;

     (b) in the event that any termination is based upon the provisions of Sections 6.1(b) or 6.1(c) hereof, such prior written notice shall be given at least ninety (90) days in advance of the effective date of termination unless a shorter time is agreed to by the Parties hereto; and

     (c) in the event that any termination is based upon the provisions of Sections 6.1(d), 6.1(f), 6.1(g), 6.1(h) or 6.1(i) hereof, such prior written notice shall be given as soon as possible within twenty-four (24) hours after the terminating Party learns of the event causing termination to be required.

     6.3     Funds To Remain Available

     Notwithstanding any termination of this Agreement, AVIF will, at the option of LIFE COMPANY, continue to make available additional shares of the Fund pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts"). Specifically, without limitation, the owners of the Existing Contracts will be permitted to reallocate investments in the Fund (as in effect on such date), redeem investments in the Fund and/or invest in the Fund upon the making of additional purchase payments under the Existing Contracts. The parties agree that this Section 6.3 will not apply to any terminations under
Section 5 and the effect of such terminations will be governed by Section 5 of this Agreement.

     6.4     Survival of Warranties and Indemnifications

     All warranties and indemnifications will survive the termination of this Agreement.

     6.5     Continuance of Agreement for Certain Purposes

     If any Party terminates this Agreement with respect to any Fund pursuant to Sections 6.1(b), 6.1(c), 6.1(d), 6.1(f), 6.1(g), 6.1(h) or
6.1(i) hereof, this Agreement shall nevertheless continue in effect as to any Shares of that Fund that are outstanding as of the date of such termination (the "Initial Termination Date"). This continuation shall extend to the earlier of the date as of which an Account owns no Shares of the affected Fund or a date (the "Final Termination Date") six (6) months following the Initial Termination Date, except that LIFE COMPANY may, by written notice shorten said six (6) month period in the case of a termination pursuant to Sections 6.1(d), 6.1(f), 6.1(g), 6.1(h) or 6.1(i).


Section 7.  Parties To Cooperate Respecting Termination

     The Parties hereto agree to cooperate and give reasonable assistance to one another in taking all necessary and appropriate steps for the purpose of ensuring that an Account owns no Shares of a Fund after the Final Termination Date with respect thereto, or, in the case of a termination pursuant to Section 6.1(a), the termination date specified in the notice of termination. Such steps may include combining the affected Account with another Account, substituting other mutual fund shares for those of the affected Fund, or otherwise terminating participation by the Contracts in such Fund.


Section 8.  Assignment

     This Agreement may not be assigned by any Party, except with the written consent of each other Party.


Section 9.  Notices

     Notices and communications required or permitted by Section 9 hereof will be given by means mutually acceptable to the Parties concerned. Each other notice or communication required or permitted by this Agreement will be given to the following persons at the following addresses and facsimile numbers, or such other persons, addresses or facsimile numbers as the Party receiving such notices or communications may subsequently direct in writing:


        AIM Variable Insurance Funds, Inc.
        11 Greenway Plaza, Suite 100
        Houston, Texas  77046
        Facsimile:  (713) 993-9185

        Attn: Nancy L. Martin, Esq.


        Keyport Life Insurance Company
        Keyport Financial Corp.
        125 High Street
        Boston, MA 02110
        Facsimile: (617) 526-1618

        Attn: Bernard R. Beckerlegge, Esq.
              General Counsel
              James J. Klopper, Clerk


Section 10.  Voting Procedures

     Subject to the cost allocation procedures set forth in Section 3 hereof, LIFE COMPANY will distribute all proxy material furnished by AVIF to Participants to whom pass-through voting privileges are required to be extended and will solicit voting instructions from Participants. LIFE COMPANY will vote Shares in accordance with timely instructions received from Participants. LIFE COMPANY will vote Shares that are (a) not attributable to Participants to whom pass-through voting privileges are extended, or (b) attributable to Participants, but for which no timely instructions have been received, in the same proportion as Shares for which said instructions have been received from Participants, so long as and to the extent that the SEC continues to interpret the 1940 Act to require pass through voting privileges for Participants. Neither LIFE COMPANY nor any of its affiliates will in any way recommend action in connection with or oppose or interfere with the solicitation of proxies for the Shares held for such Participants. LIFE COMPANY reserves the right to vote shares held in any Account in its own right, to the extent permitted by law. LIFE COMPANY shall be responsible for assuring that each of its Accounts holding Shares calculates voting privileges in a manner consistent with that of other Participating Insurance Companies or in the manner required by the Mixed and Shared Funding exemptive order obtained by AVIF. AVIF will notify LIFE COMPANY of any changes of interpretations or amendments to Mixed and Shared Funding exemptive order it has obtained. AVIF will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular, AVIF either will provide for annual meetings (except insofar as the SEC may interpret Section 16 of the 1940 Act not to require such meetings) or will comply with Section 16(c) of the 1940 Act (although AVIF is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, AVIF will act in accordance with the SEC's interpretation of the requirements of
Section 16(a) with respect to periodic elections of directors and with whatever rules the SEC may promulgate with respect thereto.

Section 11.  Foreign Tax Credits

     AVIF agrees to consult in advance with LIFE COMPANY concerning any decision to elect or not to elect pursuant to Section 853 of the Code to pass through the benefit of any foreign tax credits to its shareholders.


Section 12.  Indemnification

     12.1 Of AVIF by LIFE COMPANY and UNDERWRITER

     (a) Except to the extent provided in Sections 12.1(b) and 12.1(c), below, LIFE COMPANY and UNDERWRITER agree to indemnify and hold harmless AVIF, its affiliates, and each person, if any, who controls AVIF or its affiliates within the meaning of Section 15 of the 1933 Act and each of their respective directors and officers, (collectively, the "Indemnified Parties" for purposes of this Section 12.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of LIFE COMPANY and UNDERWRITER) or actions in respect thereof (including, to the extent reasonable, legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise; provided, the Account owns shares of the Fund and insofar as such losses, claims, damages, liabilities or actions:

        (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in any Account's 1933 Act registration statement, any Account Prospectus, the Contracts, or sales literature or advertising for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to LIFE COMPANY or UNDERWRITER by or on behalf of AVIF for use in any Account's 1933 Act registration statement, any Account Prospectus, the Contracts, or sales literature or advertising or otherwise for use in connection with the sale of Contracts or Shares (or any amendment or supplement to any of the foregoing); or

        (ii) arise out of or as a result of any other statements or representations (other than statements or representations contained in AVIF's 1933 Act registration statement, AVIF Prospectus, sales literature or advertising of AVIF, or any amendment or supplement to any of the foregoing, not supplied for use therein by or on behalf of LIFE COMPANY, UNDERWRITER or their respective affiliates and on which such persons have reasonably relied) or the negligent, illegal or fraudulent conduct of LIFE COMPANY, UNDERWRITER or their respective affiliates or persons under their control (including, without limitation, their employees and "Associated Persons," as that term is defined in paragraph
             (m) of Article I of the NASD's By-Laws), in connection with the sale or distribution of the Contracts or Shares; or

        (iii) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in AVIF's 1933 Act registration statement, AVIF Prospectus, sales literature or advertising of AVIF, or any amendment or supplement to any of the foregoing, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and in conformity with information furnished to AVIF or its affiliates by or on behalf of LIFE COMPANY, UNDERWRITER or their respective affiliates for use in AVIF's 1933 Act registration statement, AVIF Prospectus, sales literature or advertising of AVIF, or any amendment or supplement to any of the foregoing; or

        (iv) arise as a result of any failure by LIFE COMPANY or UNDERWRITER to perform the obligations, provide the services and furnish the materials required of them under the terms of this Agreement, or any material breach of any representation and/or warranty made by LIFE COMPANY or UNDERWRITER in this Agreement or arise out of or result from any other material breach of this Agreement by LIFE COMPANY or UNDERWRITER; or

        (v) arise as a result of failure by the Contracts issued by LIFE COMPANY to qualify as annuity contracts or life insurance contracts under the Code, otherwise than by reason of any Fund's failure to comply with Subchapter M or Section 817(h) of the Code.

     (b) Neither LIFE COMPANY nor UNDERWRITER shall be liable under this Section 12.1 with respect to any losses, claims, damages, liabilities or actions to which an Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance by that Indemnified Party of its duties or by reason of that Indemnified Party's reckless disregard of obligations or duties (i) under this Agreement, or (ii) to AVIF.

     (c) Neither LIFE COMPANY nor UNDERWRITER shall be liable under this Section 12.1 with respect to any action against an Indemnified Party unless AVIF shall have notified LIFE COMPANY and UNDERWRITER in writing within a reasonable time after the summons or other first legal process giving information of the nature of the action shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify LIFE COMPANY and UNDERWRITER of any such action shall not relieve LIFE COMPANY and UNDERWRITER from any liability which they may have to the Indemnified Party against whom such action is brought otherwise than on account of this
Section 12.1. Except as otherwise provided herein, in case any such action is brought against an Indemnified Party, LIFE COMPANY and UNDERWRITER shall be entitled to participate, at their own expense, in the defense of such action and also shall be entitled to assume the defense thereof, with counsel approved by the Indemnified Party named in the action, which approval shall not be unreasonably withheld. After notice from LIFE COMPANY or UNDERWRITER to such Indemnified Party of LIFE COMPANY's or UNDERWRITER's election to assume the defense thereof, the Indemnified Party will cooperate fully with LIFE COMPANY and UNDERWRITER and shall bear the fees and expenses of any additional counsel retained by it, and neither LIFE COMPANY nor UNDERWRITER will be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such Indemnified Party independently in connection with the defense thereof, other than reasonable costs of investigation.

     12.2 Of LIFE COMPANY and UNDERWRITER by AVIF

     (a) Except to the extent provided in Sections 12.2(c), 12.2(d) and 12.2(e), below, AVIF agrees to indemnify and hold harmless LIFE COMPANY, UNDERWRITER, their respective affiliates, and each person, if any, who controls LIFE COMPANY, UNDERWRITER or their respective affiliates within the meaning of Section 15 of the 1933 Act and each of their respective directors and officers, (collectively, the "Indemnified Parties" for purposes of this Section 12.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of AVIF) or actions in respect thereof (including, to the extent reasonable, legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law, or otherwise; provided, the Account owns shares of the Fund and insofar as such losses, claims, damages, liabilities or actions:

        (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in AVIF's 1933 Act registration statement, AVIF Prospectus or sales literature or advertising of AVIF (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to AVIF or its affiliates by or on behalf of LIFE COMPANY, UNDERWRITER or their respective affiliates for use in AVIF's 1933 Act registration statement, AVIF Prospectus, or in sales literature or advertising or otherwise for use in connection with the sale of Contracts or Shares (or any amendment or supplement to any of the foregoing); or

        (ii) arise out of or as a result of any other statements or representations (other than statements or representations contained in any Account's 1933 Act registration statement, any Account Prospectus, sales literature or advertising for the Contracts, or any amendment or supplement to any of the foregoing, not supplied for use therein by or on behalf of AVIF or its affiliates and on which such persons have reasonably relied) or the negligent, illegal or fraudulent conduct of AVIF or its affiliates or persons under its control (including, without limitation, their employees and "Associated Persons" as that term is defined in Section (n) of Article I of the NASD By-Laws), in connection with the sale or distribution of AVIF Shares; or

        (iii) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in any Account's 1933 Act registration statement, any Account Prospectus, sales literature or advertising covering the Contracts, or any amendment or supplement to any of the foregoing, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon and in conformity with information furnished to LIFE COMPANY, UNDERWRITER or their respective affiliates by or on behalf of AVIF for use in any Account's 1933 Act registration statement, any Account Prospectus, sales literature or advertising covering the Contracts, or any amendment or supplement to any of the foregoing; or

        (iv) arise as a result of any failure by AVIF to perform the obligations, provide the services and furnish the materials required of it under the terms of this Agreement, or any material breach of any representation and/or warranty made by AVIF in this Agreement or arise out of or result from any other material breach of this Agreement by AVIF.

     (b) Except to the extent provided in Sections 12.2(c), 12.2(d) and 12.2(e) hereof, AVIF agrees to indemnify and hold harmless the Indemnified Parties from and against any and all losses, claims, damages, liabilities (including amounts paid in settlement thereof with, the written consent of AVIF) or actions in respect thereof (including, to the extent reasonable, legal and other expenses) to which the Indemnified Parties may become subject directly or indirectly under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or actions directly or indirectly result from or arise out of the failure of any Fund to operate as a regulated investment company in compliance with (i) Subchapter M of the Code and regulations thereunder, or (ii) Section 817(h) of the Code and regulations thereunder, including, without limitation, any income taxes and related penalties, rescission charges, liability under state law to Participants asserting liability against LIFE COMPANY pursuant to the Contracts, the costs of any ruling and closing agreement or other settlement with the IRS, and the cost of any substitution by LIFE COMPANY of Shares of another investment company or portfolio for those of any adversely affected Fund as a funding medium for each Account that LIFE COMPANY reasonably deems necessary or appropriate as a result of the noncompliance.

     (c) AVIF shall not be liable under this Section 12.2 with respect to any losses, claims, damages, liabilities or actions to which an Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance by that Indemnified Party of its duties or by reason of such Indemnified Party's reckless disregard of its obligations and duties (i) under this Agreement, or (ii) to LIFE COMPANY, UNDERWRITER, each Account or Participants.

     (d) AVIF shall not be liable under this Section 12.2 with respect to any action against an Indemnified Party unless the Indemnified Party shall have notified AVIF in writing within a reasonable time after the summons or other first legal process giving information of the nature of the action shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify AVIF of any such action shall not relieve AVIF from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this
Section 12.2. Except as otherwise provided herein, in case any such action is brought against an Indemnified Party, AVIF will be entitled to participate, at its own expense, in the defense of such action and also shall be entitled to assume the defense thereof (which shall include, without limitation, the conduct of any ruling request and closing agreement or other settlement proceeding with the IRS), with counsel approved by the Indemnified Party named in the action, which approval shall not be unreasonably withheld. After notice from AVIF to such Indemnified Party of AVIF's election to assume the defense thereof, the Indemnified Party will cooperate fully with AVIF and shall bear the fees and expenses of any additional counsel retained by it, and AVIF will not be liable to such Indemnified Party under this Agreement for any legal or other expenses subsequently incurred by such Indemnified Party independently in connection with the defense thereof, other than reasonable costs of investigation.

     (e) In no event shall AVIF be liable under the indemnification provisions contained in this Agreement to any individual or entity, including, without limitation, LIFE COMPANY, UNDERWRITER or any other Participating Insurance Company or any Participant, with respect to any losses, claims, damages, liabilities or expenses that arise out of or result from (i) a breach of any representation, warranty, and/or covenant made by LIFE COMPANY or UNDERWRITER hereunder or by any Participating Insurance Company under an agreement containing substantially similar representations, warranties and covenants; (ii) the failure by LIFE COMPANY or any Participating Insurance Company to maintain its segregated asset account (which invests in any Fund) as a legally and validly established segregated asset account under applicable state law and as a duly registered unit investment trust under the provisions of the 1940 Act (unless exempt therefrom); or (iii) the failure by LIFE COMPANY or any Participating Insurance Company to maintain its variable annuity or life insurance contracts (with respect to which any Fund serves as an underlying funding vehicle) as annuity contracts or life insurance contracts under applicable provisions of the Code.

     12.3 Effect of Notice.

     Any notice given by the indemnifying Party to an Indemnified Party referred to in Sections 12.1(c) or 12.2(d) above of participation in or control of any action by the indemnifying Party will in no event be deemed to be an admission by the indemnifying Party of liability, culpability or responsibility, and the indemnifying Party will remain free to contest liability with respect to the claim among the Parties or otherwise.

     12.4 Successors.

     A successor by law of any Party shall be entitled to the benefits of the indemnification contained in this Section 12.


Section 13.  Applicable Law

     This Agreement will be construed and the provisions hereof interpreted under and in accordance with Maryland law, without regard for that state's principles of conflict of laws.


Section 14.  Execution in Counterparts

     This Agreement may be executed simultaneously in two or more counterparts, each of which taken together will constitute one and the same instrument.


Section 15.  Severability

     If any provision of this Agreement is held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement will not be affected thereby.


Section 16.  Rights Cumulative

     The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, that the Parties are entitled to under federal and state laws.


Section 17.  Headings

     The Table of Contents and headings used in this Agreement are for purposes of reference only and shall not limit or define the meaning of the provisions of this Agreement.

Section 18.  Confidentiality

     AVIF acknowledges that the identities of the customers of LIFE COMPANY or any of its affiliates (collectively, the "LIFE COMPANY Protected Parties" for purposes of this Section 18), information maintained regarding those customers, and all computer programs and procedures or other information developed by the LIFE COMPANY Protected Parties or any of their employees or agents in connection with LIFE COMPANY's performance of its duties under this Agreement are the valuable property of the LIFE COMPANY Protected Parties. AVIF agrees that if it comes into possession of any list or compilation of the identities of or other information about the LIFE COMPANY Protected Parties' customers, or any other information or property of the LIFE COMPANY Protected Parties, other than such information as may be independently developed or compiled by AVIF from information supplied to it by the LIFE COMPANY Protected Parties' customers who also maintain accounts directly with AVIF, AVIF will hold such information or property in confidence and refrain from using, disclosing or distributing any of such information or other property except: (a) with LIFE COMPANY's prior written consent; or (b) as required by law or judicial process. LIFE COMPANY acknowledges that the identities of the customers of AVIF or any of its affiliates (collectively, the "AVIF Protected Parties" for purposes of this Section 18), information maintained regarding those customers, and all computer programs and procedures or other information developed by the AVIF Protected Parties or any of their employees or agents in connection with AVIF's performance of its duties under this Agreement are the valuable property of the AVIF Protected Parties. LIFE COMPANY agrees that if it comes into possession of any list or compilation of the identities of or other information about the AVIF Protected Parties' customers or any other information or property of the AVIF Protected Parties, other than such information as may be independently developed or compiled by LIFE COMPANY from information supplied to it by the AVIF Protected Parties' customers who also maintain accounts directly with LIFE COMPANY, LIFE COMPANY will hold such information or property in confidence and refrain from using, disclosing or distributing any of such information or other property except: (a) with AVIF's prior written consent; or (b) as required by law or judicial process. Each party acknowledges that any breach of the agreements in this Section 18 would result in immediate and irreparable harm to the other parties for which there would be no adequate remedy at law and agree that in the event of such a breach, the other parties will be entitled to equitable relief by way of temporary and permanent injunctions, as well as such other relief as any court of competent jurisdiction deems appropriate.


Section 19.  Trademarks and Fund Names

     (a) A I M Management Group Inc. ("AIM" or "licensor"), an affiliate of AVIF, owns all right, title and interest in and to the name, trademark and service mark "AIM" and such other tradenames, trademarks and service marks as may be set forth on Schedule B, as amended from time to time by written notice from AIM to LIFE COMPANY (the "AIM licensed marks" or the "licensor's licensed marks") and is authorized to use and to license other persons to use such marks. LIFE COMPANY and its affiliates are hereby granted a non-exclusive license to use the AIM licensed marks in connection with LIFE COMPANY's performance of the services contemplated under this Agreement, subject to the terms and conditions set forth in this
Section 19.

     (b) The grant of license to LIFE COMPANY and its affiliates ( the "licensee") shall terminate automatically upon termination of this Agreement. Upon automatic termination, the licensee shall cease to use the licensor's licensed marks, except that LIFE COMPANY shall have the right to continue to service any outstanding Contracts bearing any of the AIM licensed marks. Upon AIM's elective termination of this license, LIFE COMPANY and its affiliates shall immediately cease to issue any new annuity or life insurance contracts bearing any of the AIM licensed marks and shall likewise cease any activity which suggests that it has any right under any of the AIM licensed marks or that it has any association with AIM, except that LIFE COMPANY shall have the right to continue to service outstanding Contracts bearing any of the AIM licensed marks.

     (c) The licensee shall obtain the prior written approval of the licensor for the public release by such licensee of any materials bearing the licensor's licensed marks. The licensor's approvals shall not be unreasonably withheld.

     (d) During the term of this grant of license, a licensor may request that a licensee submit samples of any materials bearing any of the licensor's licensed marks which were previously approved by the licensor but, due to changed circumstances, the licensor may wish to reconsider.
If, on reconsideration, or on initial review, respectively, any such samples fail to meet with the written approval of the licensor, then the licensee shall immediately cease distributing such disapproved materials. The licensor's approval shall not be unreasonably withheld, and the licensor, when requesting reconsideration of a prior approval, shall assume the reasonable expenses of withdrawing and replacing such disapproved materials. The licensee shall obtain the prior written approval of the licensor for the use of any new materials developed to replace the disapproved materials, in the manner set forth above.

     (e) The licensee hereunder: (i) acknowledges and stipulates that, to the best of the knowledge of the licensee, the licensor's licensed marks are valid and enforceable trademarks and/or service marks and that such licensee does not own the licensor's licensed marks and claims no rights therein other than as a licensee under this Agreement; (ii) agrees never to contend otherwise in legal proceedings or in other circumstances; and (iii) acknowledges and agrees that the use of the licensor's licensed marks pursuant to this grant of license shall inure to the benefit of the licensor.

Section 20.  Parties to Cooperate

     Each party to this Agreement will cooperate with each other party and all appropriate governmental authorities (including, without limitation, the SEC, the NASD and state insurance regulators) and will permit each other and such authorities reasonable access to its books and records (including copies thereof) in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.






     IN WITNESS WHEREOF, the Parties have caused this Agreement to be executed in their names and on their behalf by and through their duly authorized officers signing below.


                              AIM VARIABLE INSURANCE FUNDS, INC.

Attest: /s/Nancy L. Martin         By:  /s/Robert H. Graham
        Nancy L. Martin          Name:  Robert H. Graham
        Assistant Secretary     Title:  President



                              KEYPORT LIFE INSURANCE COMPANY, on
                              behalf of  itself and its separate
                              accounts

Attest: /s/James J. Klopper        By: /s/Jacob M. Herschler

Name:   James J. Klopper         Name: Jacob M. Herschler

Title:  Secretary               Title: Vice President



                              KEYPORT FINANCIAL SERVICES CORP.

Attest: /s/Donald A. Truman        By: /s/James J. Klopper

Name:   Donald A. Truman         Name: James J. Klopper

Title:  Assistant Clerk         Title: Clerk



                          SCHEDULE A



FUNDS AVAILABLE UNDER THE CONTRACTS

     AIM VARIABLE INSURANCE FUNDS, INC.

     AIM V.I. International Equity Fund
     AIM V.I. Capital Appreciation Fund
     AIM V.I. Growth Fund


SEPARATE ACCOUNTS UTILIZING THE FUNDS

     Variable Account A

CONTRACTS FUNDED BY THE SEPARATE ACCOUNTS

     DVA

                           SCHEDULE B



     AIM VARIABLE INSURANCE FUNDS, INC.

      AIM                Fund


     AIM and Design






                                                          EXHIBIT (8h)


                           AMENDED AND RESTATED
                          PARTICIPATION AGREEMENT
                                   AMONG
                     KEYPORT FINANCIAL SERVICES CORP.,
                      KEYPORT LIFE INSURANCE COMPANY,
                 LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                                    and
                    STEINROE VARIABLE INVESTMENT TRUST


      This  Agreement, made and entered into as of this 3rd day  of  April,

1998 by and among Keyport Life Insurance Company and Liberty Life Assurance

Company  of Boston (the "Companies"), on their own behalf and on behalf  of their Separate Accounts, each of which is a segregated asset account of one of  the  Companies, SteinRoe Variable Investment Trust (the  "Trust"),  and

Keyport Financial Services Corp. ("KFSC").

      WHEREAS,  the  Trust  engages in business as an  open-end  management investment  company and is available to act as the investment  vehicle  for separate  accounts  established for variable life  insurance  policies  and variable annuity contracts (collectively, "Variable Insurance Products") to be  offered  by  insurance companies which have entered into  participation

agreements   substantially   identical  to  this   Agreement   (hereinafter

"Participating Insurance Companies"); and

      WHEREAS, the beneficial interest in the Trust is divided into several series of shares (such series being hereinafter referred to individually as a "Series" or collectively as the "Series"); and

     WHEREAS, the Trust relies on an order from the Securities and Exchange

Commission  ("SEC"), dated July 1, 1988 (File No. 812-7044), granting  life insurance  companies  and  variable annuity  and  variable  life  insurance separate  accounts exemptions from the provisions of Sections 9(a),  13(a),

15(a),  and  15(b) of the Investment Company Act of 1940, as  amended  (the

"1940  Act")  and  Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder  to  the extent  necessary to permit shares of the Trust to be sold to and  held  by variable  annuity  and variable life insurance separate  accounts  of  both affiliated  and  unaffiliated  life insurance  companies  (hereinafter  the

"Shared Funding Exemptive Order"); and

      WHEREAS, the Trust is registered as an open-end management investment company  under  the  1940  Act  and its shares  are  registered  under  the

Securities Act of 1933, as amended (the "1933 Act"); and

      WHEREAS,  Stein  Roe & Farnham Incorporated. ("Stein  Roe")  is  duly registered  as an investment adviser under the Advisers Act and  applicable state securities laws; and provides certain administrative services; and

      WHEREAS, Liberty Investment Services, Inc. ("LIS") serves as transfer agent to the Trust; and

      WHEREAS,  the  Companies  have registered or  will  register  certain

Variable Insurance Products under the 1933 Act; and

      WHEREAS,  the  Companies  have established  duly  organized,  validly existing  segregated asset accounts (the "Separate Accounts") by resolution of the Board of Directors of the Companies; and

      WHEREAS,  the  Companies  have registered or  will  register  certain

Separate Accounts as unit investment trusts under the 1940 Act; and

     WHEREAS, the Companies rely on certain provisions of the 1940 and 1933

Acts  that exempt certain Separate Accounts and Variable Insurance Products from  the registration requirements of the Acts in connection with the sale of  Variable  Insurance  Products under certain  tax-advantaged  retirement programs,  described in Article II., Section 2.12. and as provided  for  by

Internal Revenue Code of 1986, as amended (the "Code"); and

      WHEREAS, KFSC is registered as a broker-dealer with the SEC under the

Securities  Exchange Act of 1934, as amended (the "1934  Act"),  and  is  a member  in good standing of the National Association of Securities Dealers,

Inc. (the "NASD");

      WHEREAS,  to  the extent permitted by applicable insurance  laws  and regulations, the Companies intend to purchase shares of the Trust on behalf of  each  Separate Account to fund certain Variable Insurance Products  and

KFSC  is  authorized to sell such shares to unit investment trusts such  as each Separate Account at net asset value; and

      WHEREAS, this Agreement is being amended and restated hereby in order to  effect  certain technical corrections to this Agreement from  the  form hereof as originally executed and delivered, such amendment and restatement to be effective nunc pro tunc as of the date first written above.

      NOW,  THEREFORE,  in  consideration of  their  mutual  promises,  the

Companies, the Trust and KFSC agree as follows:

ARTICLE I.  Sale of Fund Shares

      1.1.  KFSC will sell to the Companies those shares of the Trust which each Separate Account orders, executing such orders on a daily basis at the net  asset  value next computed after receipt by the Separate  Accounts  of purchase  payments  or  for  the business day on which  transactions  under

Variable  Insurance  Products are effected by the Separate  Accounts.   For

purposes  of this Section 1.1., LIS shall be the designee of the Trust  for receipt  of  such  orders from each Separate Account and  receipt  by  such designee shall constitute receipt by the Trust.  "Business Day" shall  mean any  day  on which the New York Stock Exchange is open for trading and  any other day on which the Trust calculates its net asset value pursuant to the rules of the SEC.

      1.2.  The  Trust  will  make  its shares available  indefinitely  for purchase  at the applicable net asset value per share by the Companies  and their Separate Accounts on those days on which the Trust calculates its net asset value pursuant to rules of the SEC and the Trust shall use reasonable

efforts   to  calculate  such  net  asset  value  on  each  Business   Day.

Notwithstanding  the foregoing, the Board of Trustees  of  the  Trust  (the

"Trustees")  may  refuse to sell shares of any Series  to  any  person,  or suspend or terminate the offering of shares of any Series if such action is required by law or by regulatory authorities having jurisdiction or is,  in the  sole discretion of the Trustees, acting in good faith and in light  of their  fiduciary  duties  under  federal and  any  applicable  state  laws,

necessary in the best interests of the shareholders of such Series.

      1.3.  The Trust and KFSC agree that shares of the Trust will be  sold

only to Participating Insurance Companies and their Separate Accounts.   No

shares of any Series will be sold to the general public.

      1.4.  The  Trust and KFSC will not sell Trust shares to any insurance company  or  separate  account  unless an agreement  containing  provisions substantially the same as Articles I., III., V., VII. and Sections 2.5. and

2.12. of Article II. of this Agreement is in effect to govern such sales.

      1.5.  The Trust will redeem for cash, at the Companies' request,  any full  or  fractional  shares of the Trust held by the Companies,  executing such  requests on a daily basis at the net asset value next computed  after receipt by the Separate Accounts of redemption requests or for the Business

Day on which transactions under Variable Insurance Products are effected by the  Separate Accounts.  For purposes of this Section 1.5., Stein Roe shall be  the  designee of the Trust for receipt of requests for  redemption  for each Separate Account.

      Subject to the applicable rules and regulations, if any, of the  SEC,

the Trust may pay the redemption price for shares of any Series in whole or in  part by a distribution in kind of securities from the portfolio of  the

Trust allocated to such Series in lieu of money, valuing such securities at their  value  employed  for  determining net  asset  value  governing  such redemption  price, and selecting such securities in a manner  the  Trustees may determine in good faith to be fair and equitable.

      1.6.  The  Trust may suspend the redemption of any full or fractional shares of the Trust (1) for any period (a) during which the New York  Stock

Exchange  is closed (other than customary weekend and holiday closings)  or

(b)  during which trading on the New York Stock Exchange is restricted; (2)

for  any  period during which an emergency exists as a result of which  (a)

disposal  by  the  Trust  of  securities owned  by  it  is  not  reasonably practicable or (b) it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (3) for such other periods as the

SEC may by order permit for the protection of shareholders of the Trust.

      1.7. The Companies will purchase and redeem the shares of each Series offered by the then current prospectus of the Trust and in accordance  with the  provisions of such prospectus and statement of additional  information

(the  "SAI")  (collectively referred to as "Prospectus,"  unless  otherwise

provided).   The Companies agree that all net amounts available  under  the

Variable  Insurance Products with the form number(s) which  are  listed  on

Schedule  A  attached hereto and incorporated herein by this reference,  as such  Schedule  A  may  be amended from time to time  hereafter  by  mutual written  agreement  of all the parties hereto (the "Contracts"),  shall  be invested in the Trust, in such other trusts advised by Stein Roe as may  be mutually  agreed to in writing by the parties hereto, or in the  Companies'

general  accounts, provided that such amounts may also be  invested  in  an investment  company  other  than the Trust if  (a)  such  other  investment company, or series thereof, has investment objectives or policies that  are substantially different from the investment objectives and policies of each of  the  Series of the Trust; or (b) one or both of the Companies give  the

Trust  and  KFSC  forty-five  (45) days written  notice  of  its  or  their intention  to  make such other investment company available  as  a  funding vehicle  for  the  Contracts;  or (c) such  other  investment  company  was available as a funding vehicle for the Contracts prior to the date of  this

Agreement  and  one or both of the Companies so inform the Trust  and  KFSC prior to their signing this Agreement; or (d) the Trust or KFSC consents to the use of such other investment company.

     1.8. The Companies shall pay for Trust shares on the next Business Day after  an  order  to purchase Trust shares is made in accordance  with  the provisions  of  Section 1.1. hereof.  Payment shall  be  in  federal  funds transmitted by wire, or may otherwise be provided by separate agreement.

     1.9. Issuance and transfer of the Trusts' shares will be by book entry only.  Stock certificates will not be issued to either the Companies or the

Separate  Accounts.  Shares ordered from the Trust will be recorded  in  an appropriate  title for each Separate Account or the appropriate  subaccount of each Separate Account.

      1.10.  The  Trust, through its designee LIS, shall furnish  same  day notice  (by  wire  or telephone, followed by written confirmation)  to  the

Companies of any income dividends or capital gain distributions payable  on the  shares of any Series.  The Companies hereby elect to receive all  such income,  dividends  and capital gain distributions as are  payable  on  the shares  of  each Series in additional shares of that Series.  The Companies reserve  the right to revoke this election and to receive all such  income,

dividends  and capital gain distributions in cash.  The Trust shall  notify the  Companies through its designee, LIS, of the number of shares so issued as payment of such income, dividends and distributions.

      1.11.  The  Trust shall make the net asset value per share  for  each

Series  available to the Companies on a daily basis as soon  as  reasonably practical  after the net asset value per share is calculated and shall  use its  best  efforts to make such net asset value per share  available  by  7

p.m., Boston time.

ARTICLE II.  Representations and Warranties

      2.1.  The Companies represent and warrant that the Contracts  are  or will  be  registered under the 1933 Act to the extent required by the  1933

Act;  that  the  Contracts will be issued and sold  in  compliance  in  all material  respects with all applicable federal and state laws and that  the sale  of  the  Contracts shall comply in all material respects  with  state insurance  suitability requirements.  The Companies further  represent  and warrant  that  they  are  insurance companies duly organized  and  in  good standing under applicable law and that prior to any issuance or sale of any

Contract they have legally and validly established each Separate Account as a  segregated asset account under the applicable state insurance  laws  and have  registered  or, prior to any issuance or sale of the Contracts,  will register  each  Separate Account as a unit investment trust  in  accordance with  the  provisions  of the 1940 Act to serve as a segregated  investment account for the Contracts, to the extent required by the 1940 Act.

     2.2. The Trust represents and warrants that Trust shares sold pursuant to  this  Agreement shall be registered under the 1933 Act  to  the  extent required  by  the  1933  Act, duly authorized  for  issuance  and  sold  in compliance  with  the  laws of the Commonwealth of  Massachusetts  and  all applicable federal and any state securities laws and that the Trust is  and shall  remain registered under the 1940 Act to the extent required  by  the

1940  Act.  The Trust shall amend the registration statement for its shares under  the 1933 Act and the 1940 Act from time to time as required in order to  effect the continuous offering of its shares.  The Trust shall register and  qualify the shares for sale in accordance with the laws of the various states only if and to the extent deemed advisable by the Trust or KFSC.

      2.3.  The  Trust represents that it intends to qualify as a Regulated

Investment  Company under Subchapter M of the Code and that  it  will  make every  effort  to maintain such qualification (under Subchapter  M  or  any successor  or  similar  provision) and that it will  notify  the  Companies immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.

      2.4. The Companies represent that the Contracts are currently treated

as   endowment,  annuity  or  life  insurance  contracts  under  applicable provisions  of  the Code and that they will make every effort  to  maintain such  treatment  and that they will notify the Trust and  KFSC  immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

      2.5.  The  Trust  currently does not intend to make any  payments  to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act  or otherwise, although it may make such payments in the future consistent with

applicable  law.   To  the extent that it decides to  finance  distribution

expenses pursuant to Rule 12b-1, the Trust undertakes to have its Trustees,

a  majority of whom are not interested persons of the Trust, formulate  and approve any plan under Rule 12b-1 to finance distribution expenses.

     2.6. The Trust makes no representation as to whether any aspect of its operations (including, but not limited to, fees and expenses and investment policies)  complies with the insurance laws or regulations of  the  various states  except that the Trust represents that it is currently in compliance and  shall  at all times remain in compliance with the applicable insurance laws of the domiciliary states of the Participating Insurance Companies  to the  extent that the Participating Insurance Company advises the Trust,  in writing, of such laws or any changes in such laws.

     2.7. KFSC represents and warrants that it is a member in good standing

of  the  NASD  and  is registered as a broker-dealer with  the  SEC.   KFSC

further  represents that it will sell and distribute the  Trust  shares  in accordance  with  the  laws of the Commonwealth of  Massachusetts  and  all applicable  state and federal securities laws, including without limitation the 1933 Act, the 1934 Act, and the 1940 Act.

      2.8.  The Trust represents that it is lawfully organized and  validly existing  under the laws of the Commonwealth of Massachusetts and  that  it does and will comply in all material aspects with the 1940 Act.

      2.9.  The  Trust represents and warrants that STEIN ROE is and  shall remain  duly  registered as an investment adviser in all  material  aspects under  all applicable federal and state securities laws and that STEIN  ROE shall  perform its obligations for the Trust in compliance in all  material respects with the applicable laws of the Commonwealth of Massachusetts  and any applicable state and federal securities laws.

      2.10.  The  Trust represents and warrants that all of  its  trustees,

officers,  employees,  investment advisers, and other  individuals/entities having access to securities or funds of the Trust are and shall continue to be at all times covered by a joint fidelity bond in an amount not less than three  million  seven hundred fifty thousand dollars ($3,750,000)  with  no deductible  amount.  The aforesaid bond shall include coverage for  larceny and  embezzlement  and  shall be issued by a reputable  fidelity  insurance company.

     2.11. The Companies represent and warrant that all of their directors,

officers,  employees,  investment advisers, and other  individuals/entities having access to securities or funds of the Trust are and shall continue to be  at all times covered by a blanket fidelity bond or similar coverage for the  benefit  of the Trust, in an amount not less than ten million  dollars

($10,000,000) with no deductible amount.  The aforesaid bond shall  include coverage  for larceny and embezzlement and shall be issued by  a  reputable fidelity insurance company.

      2.12. The Companies represent and warrant that they will not, without the  prior  written  consent of KFSC, purchase Trust shares  with  Separate

Account  assets  derived  from  the sale of  Contracts  to  individuals  or entities which qualify under current or future state or federal law for any type of tax advantage (whether by a reduction or deferral of, deduction  or exemption from, or credit against income or otherwise).  Examples  of  such types  of  funds under current law include:  any tax-advantaged  retirement

program,   whether   maintained  by  an  individual,   employer,   employee

association   or  otherwise  (including,  without  limitation,   retirement

programs  which qualify under Sections 401(a), 401(k), 403(a), 403(b),  408 and  457 of the Code), and any retirement programs maintained for employees of the Government of the United States or by the government of any state or political subdivision thereof, or by any agency or instrumentality  of  any of the foregoing.

      2.13. The Companies represent and warrant that they will not transfer or  otherwise convey shares of the Trust, without the prior written consent of KFSC.

ARTICLE III.  Prospectus and Proxy Statements; Voting

      3.1.  KFSC  shall provide the Companies with as many  copies  of  the

Trust's  current  prospectus,  excluding the  SAI,  as  the  Companies  may reasonably request in connection with delivery of the prospectus, excluding the SAI, to shareholders and purchasers of Variable Insurance Products.  If requested  by  the Companies in lieu thereof, the Trust shall provide  such documentation (including a final copy of the new prospectus, excluding  the

SAI,  as  set  in type at the Trust's expense) and other assistance  as  is reasonably  necessary in order for the Companies once each  year  (or  more frequently  if  the  prospectus  for the Trust  is  amended)  to  have  the prospectus for the Contracts and the Trust's prospectus, excluding the SAI,

printed  together  in one document (such printing to be at  the  Companies'

expense).

      3.2. The Trust's prospectus shall state that the SAI for the Trust is available from KFSC and the Trust, at its expense, shall provide final copy of  such SAI to KFSC for duplication and provision to any prospective owner who  requests  the  SAI  and to any owner of a Variable  Insurance  Product

("Owners").

      3.3.  The  Trust,  at its expense, shall provide the  Companies  with

copies   of   its  proxy  material,  reports  to  shareholders  and   other

communications  to  shareholders in such quantity as  the  Companies  shall reasonably require for distribution to Owners.

      3.4. If and to the extent required by law, the Companies and, so long as  and  to the extent that the SEC continues to interpret the 1940 Act  to require pass-through voting privileges for Owners, the Trust shall:

     (i)   solicit voting instructions from Owners;

     (ii)  vote the Trust shares in accordance with instructions received from Owners; and

     (iii) vote  Trust  shares for which no instructions have been received in

           the same proportion as Trust shares of such Series for which instructions have been received;

The Companies reserve the right to vote Trust shares held in any segregated

asset  account  in  its  own  right,  to  the  extent  permitted  by   law.

Participating  Insurance Companies shall be responsible for  assuring  that each  of  their  Separate Accounts participating in  the  Trust  calculates voting  privileges in a manner consistent with the standards to be provided in writing to the Participating Insurance Companies.

      3.5.  The  Trust  will comply with all provisions  of  the  1940  Act requiring voting by shareholders.  The Trust reserves the right to take all actions, including but not limited to, the dissolution, merger, and sale of all assets of the Trust upon the sole authorization of its Trustees, to the extent  permitted by the laws of the Commonwealth of Massachusetts and  the

1940 Act.

ARTICLE IV.  Sales Material and Information

      4.1. The Companies shall furnish, or shall cause to be furnished,  to the  Trust  or  its  designee,  each piece of  sales  literature  or  other promotional  material in which the Trust or STEIN ROE, or  any  sub-adviser

("Sub-Adviser"), or KFSC is named, at least fifteen (15) days prior to  its use.  No such material shall be used if the Trust or its designee object to such use within fifteen (15) days after receipt of such material.

      4.2.  The  Companies  shall  not give any  information  or  make  any representations  or  statements on behalf of the Trust  or  concerning  the

Trust  in  connection  with  the  sale of  the  Contracts  other  than  the information  or representations contained in the registration statement  or

Prospectus  for  the  Trust  shares, as  such  registration  statement  and

Prospectus may be amended or supplemented from time to time, or in  reports or  proxy  statements  for  the  Trust, or in  sales  literature  or  other promotional  material  approved by the Trust or its designee  or  by  KFSC,

except with the permission of the Trust or KFSC or the designee of either.

      4.3.  The Trust or its designee shall furnish, or shall cause  to  be furnished,  to  the  Companies  or their designees,  each  piece  of  sales literature  or  other  promotional material in which the  Companies  and/or their  Separate Account(s), are named at least fifteen (15) days  prior  to its  use. No such material shall be used if the Companies or their designee object to such use within fifteen (15) days after receipt of such material.

      4.4.  The Trust and KFSC shall not give any information or  make  any representations or statements on behalf of the Companies or concerning  the

Companies,  any Separate Account, or the Variable Insurance Products  other than  the  information  or  representations  contained  in  a  registration statement  or  prospectus  for such Variable Insurance  Products,  as  such registration  statement and prospectus may be amended or supplemented  from time  to time, or in published reports for such Separate Account which  are in the public domain or approved by the Company for distribution to Owners,

or  in  sales  literature  or other promotional material  approved  by  the

Companies or their designee, except with the permission of the Companies.

      4.5.  The  Trust will provide to the Companies at least one  complete copy  of  all  registration statements, prospectuses, SAIs, reports,  proxy statements,  sales literature and other promotional materials, applications for exemption, requests for no-action letters, and all amendments to any of the  above, that relate to the Trust or its shares, contemporaneously  with the filing of such document with the SEC or other regulatory authorities.

      4.6.  The  Companies will provide to the Trust at least one  complete

copy   of   all  registration  statements,  prospectuses,  SAIs,   reports,

solicitations   for  voting  instructions,  sales  literature   and   other

promotional  materials, applications for exemption, requests for  no-action letters,  and  all  amendments to any of the  above,  that  relate  to  the

Variable Insurance Products or any Separate Account, contemporaneously with the filing of such document with the SEC.

     4.7. For purposes of this Article IV., the phrase "sales literature or other promotional material" includes, but is not limited to, advertisements

(such as material published, or designed for use in, a newspaper, magazine,

or  other  periodical,  radio,  television, telephone  or  tape  recording,

videotape  display, signs or billboards, motion pictures, or  other  public media),  sales  literature (i.e., any written communication distributed  or made  generally available to customers or the public, including  brochures,

circulars,  research reports, market letters, form letters  seminar  texts,

reprints  or  excerpts  of any other advertisement,  sales  literature,  or

published   article),   educational  or   training   materials   or   other

communications  distributed or made generally  available  to  some  or  all agents  or  employees,  and  registration statements,  prospectuses,  SAIs,

shareholder reports, and proxy materials.

ARTICLE V.  Fees and Expenses

      5.1. The Trust and KFSC shall pay no fee or other compensation to the

Companies  under  this Agreement, except that if the Trust  or  any  Series adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses,  then  KFSC  may  make  payments  to  the  Companies  or  to  the underwriter for the Variable Insurance Products if and in amounts agreed to by  KFSC  in  writing and such payments will be made out of  existing  fees payable  to KFSC by the Trust for this purpose.  No such payments shall  be made directly by the Trust.  Currently, no such plan pursuant to Rule 12b-1 or payments are contemplated.

      5.2.  All  expenses incident to performance by the Trust  under  this

Agreement shall be paid by the Trust.  The Trust shall see to it  that  all its  shares  are registered and authorized for issuance in accordance  with applicable  federal law and, if and to the extent deemed advisable  by  the

Trust,  in accordance with applicable state laws prior to their sale.   The

Trust  shall  bear  the expenses of registration and qualification  of  the

Trust's  shares,  preparation  and filing of  the  Trust's  prospectus  and registration statement, proxy materials and reports, setting the prospectus in  type,  setting in type and printing the proxy materials and reports  to shareholders (including the costs of printing a prospectus that constitutes an  annual report), the preparation of all statements and notices  required by  any federal or state law, and all taxes on the issuance or transfer  of the Trust's shares.

      5.3.  The Company shall bear the expenses of distributing the Trust's proxy materials and reports to Owners.

ARTICLE VI.  Diversification

      6.1.  The  Trust  will at all times invest money  from  the  Variable

Insurance  Products  in such a manner as to ensure that,  insofar  as  such investment  is  required to assure such treatment, the  Variable  Insurance

Products  will  be  treated as variable contracts under the  Code  and  the

regulations  issued  thereunder.   Without  limiting  the  scope   of   the

foregoing,  the Trust will at all times comply with Section 817(h)  of  the

Code   and   the   Treasury   Regulations  thereunder   relating   to   the

diversification  requirements  for variable  annuity,  endowment,  or  life insurance  contracts  and  any amendments or other  modifications  to  such

Section or Regulations.

ARTICLE VII.  Potential Conflicts

      7.1.  The  Trustees will monitor the Trust for the existence  of  any material  irreconcilable conflict between the interests of  the  Owners  of

separate  accounts  of the Companies investing in the  Trust.   A  material

irreconcilable conflict may arise for a variety of reasons, including:  (a)

an  action  by any state insurance regulatory authority; (b)  a  change  in

applicable  federal  or  state  insurance,  tax,  or  securities  laws   or

regulations,  or  a  public  ruling, private letter  ruling,  no-action  or interpretive letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision  in  any relevant proceeding; (d) the manner in which the investments of any  Series are  being  managed;  (e)  a  difference in voting  instructions  given  by variable annuity contract and variable life insurance policy owners; or (f)

a  decision  by an insurer to disregard the voting instructions of  Owners.

The  Trustees shall promptly inform the Companies if they determine that  a material irreconcilable conflict exists and the implications thereof.

      7.2.  The  Companies will report any potential or existing  conflicts

(including  the occurrence of any event specified in paragraph  7.1.  which may  give rise to such a conflict) of which they are aware to the Trustees.

The   Companies   will   assist  the  Trustees  in   carrying   out   their

responsibilities under the Shared Funding Exemptive Order, by providing the

Trustees  with  all information reasonably necessary for  the  Trustees  to consider  any  issues raised.  This includes, but is  not  limited  to,  an obligation  by the Companies to inform the Trustees whenever  Owner  voting instructions are disregarded.

      7.3. If it is determined by a majority of the Trustees, or a majority of  its  disinterested  Trustees, that a material  irreconcilable  conflict exists, the Companies and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by  a majority  of the disinterested Trustees), take whatever steps are necessary to  remedy  or eliminate the material irreconcilable conflict,  up  to  and

including:   (1), withdrawing the assets allocable to some or  all  of  the separate  accounts of Participating Insurance Companies from the  Trust  or any  Series  and reinvesting such assets in a different investment  medium,

including  (but not limited to) another Series of the Trust, or  submitting the  question whether such segregation should be implemented to a  vote  of all  affected  Owners and, as appropriate, segregating the  assets  of  any appropriate  group (i.e., annuity contract owners, life insurance  contract owners,  or variable contract owners of one or more Participating Insurance

Companies)  that  votes in favor of such segregation, or  offering  to  the affected Owners the option of making such a change; (2), establishing a new registered  management investment company or managed separate account;  and

(3) obtaining SEC approval.

      7.4.  If  a  material  irreconcilable conflict arises  because  of  a decision  by  one  or  both  of the Companies  to  disregard  Owner  voting instructions  and  that decision represents a minority  position  or  would preclude a majority vote, one or both of the Companies may be required,  at

the   Trust's  election,  to  withdraw  the  affected  Separate   Account's

investment  in  the  Trust and terminate this Agreement; provided,  however that  such  withdrawal  and  termination shall be  limited  to  the  extent required by the foregoing material irreconcilable conflict as determined by

a  majority  of  the  disinterested  Trustees.   Any  such  withdrawal  and

termination  must take place within six (6) months after  the  Trust  gives written notice that this provision is being implemented, and until the  end of  that  six (6) month period KFSC and Trust shall continue to accept  and implement  orders  by one or both of the Companies for  the  purchase  (and redemption) of shares of the Trust.

     7.5. If a material irreconcilable conflict arises because a particular state  insurance  regulator's decision applicable to one  or  both  of  the

Companies conflicts with the majority of other state regulators,  then  one or  both  of  the  Companies will withdraw the affected Separate  Account's investment in the Trust and terminate this Agreement within six (6)  months after the Trustees inform one or both of the Companies in writing that they have  determined  that such decision has created a material  irreconcilable conflict; provided, however, that such withdrawal and termination shall  be limited  to  the  extent required by the foregoing material  irreconcilable

conflict as determined by a majority of the disinterested Trustees.   Until

the  end  of  the  foregoing six (6) month period,  KFSC  and  Trust  shall continue to accept and implement orders by one or both of the Companies for the purchase (and redemption) of shares of the Trust.

      7.6. For purposes of Sections 7.3. through 7.6. of this Agreement,  a majority of the disinterested Trustees shall determine whether any proposed action adequately remedies any material irreconcilable conflict, but in  no event will the Trust be required to establish a new funding medium for  the

Variable  Insurance Products.  One or both of the Companies  shall  not  be required by Section 7.3. to establish a new funding medium for the Variable

Insurance  Products if an offer to do so has been declined  by  vote  of  a

majority   of   Owners  materially  adversely  affected  by  the   material

irreconcilable conflict.  In the event that the Trustees determine that any proposed  action  does  not adequately remedy any  material  irreconcilable conflict,  then  one  or both of the Companies will withdraw  the  affected

Separate  Account's  investment in the Trust and terminate  this  Agreement within  six  (6)  months  after the Trustees inform  one  or  both  of  the

Companies  in  writing of the foregoing determination,  provided,  however,

that  such  withdrawal  and  termination shall be  limited  to  the  extent required  by any such material irreconcilable conflict as determined  by  a majority of the disinterested Trustees.

     7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended,

or  Rule 6e-3 is adopted, to provide exemptive relief from any provision of the  1940 Act or the rules promulgated thereunder with respect to mixed  or shared funding (as defined in the Shared Funding Exemptive Order) or  terms and  conditions  materially different from those contained  in  the  Shared

Funding  Exemptive  Order,  then (a) the Trust  and/or  the  Companies,  as appropriate, shall take such steps as may be necessary to comply with Rules

6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules  are applicable; and (b) Sections 3.4., 3.5., 7.1., 7.2., 7.3., 7.4.,

and 7.5. of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

ARTICLE VIII.  Indemnification

8.1. Indemnification By The Companies

     8.1.(a).  The Companies will indemnify and hold harmless the Trust and each of its Trustees and Officers and each person, if any, who controls the

Trust  within the meaning of Section 15 of the 1933 Act (collectively,  the

"Indemnified  Parties" for purposes of this Section 8.1.) against  any  and all  losses,  claims,  damages,  liabilities  (including  amounts  paid  in settlement  with  the written consent of one or both of the  Companies)  or litigation  (including legal and other expenses), to which the  Indemnified

Parties may become subject under any statute, regulation, at common law  or otherwise, insofar as such losses, claims, damages, liabilities or expenses

(or  actions in respect thereof) or settlements are related to the sale  or acquisition of the Trust's shares or the Variable Insurance Products and:

    (i)   arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the

          registration statement or prospectus for the Variable Insurance

          Products or contained in the sales literature for the Variable

          Insurance Products (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this Agreement to indemnify shall not apply  as to any Indemnified Party if such statement or omission

or

          such alleged statement or omission was made in reliance upon and in  conformity with information furnished in writing to  one  or both

          of the Companies by or on behalf of the Trust for use in the registration statement or prospectus for the Variable Insurance

            Products  or  in  the  Variable  Insurance  Products  or  sales literature

          (or any amendment or supplement) or otherwise for use in

          connection with the sale of the Variable Insurance Products or

          Trust shares; or

    (ii)  arise out of or are based upon statements or representations

          (other than statements or representations contained in the registration statement, Prospectus or sales literature of the

          Trust not supplied by one or both of the Companies, or persons under their control) or wrongful conduct of one or both of the

           Companies  or persons under their control, with respect  to  the sale

          or distribution of the Variable Insurance Products or Trust shares; or

    (iii) arise  out of any untrue statement or alleged untrue statement of

               a

          material fact contained in a registration statement, Prospectus,

          or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein  a  material  fact required  to  be  stated  therein  or necessary

          to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished in writing to the Trust by or on behalf of one or both of the

          Companies; or

    (iv)  arise out of or result from any failure by one or both of the

          Companies to provide the services and furnish the materials contemplated by this Agreement; or

    (v)   arise out of or result from any material breach of any

          representation and/or warranty made by one or both of the

          Companies in this Agreement or arise out of or result from any other material breach of this Agreement by one or both of the

          Companies.

      8.1.(b). The Companies shall not be liable under this indemnification provision  with  respect  to any losses, claims,  damages,  liabilities  or litigation  to  which an Indemnified Party would otherwise  be  subject  by reason  of  such  Indemnified Party's willful misfeasance,  bad  faith,  or negligence  in  the performance of such Indemnified Party's  duties  or  by reason  of  such  Indemnified Party's reckless disregard of obligations  or duties under this Agreement or to the Trust, whichever is applicable.

      8.1.(c). The Companies shall not be liable under this indemnification provision  with  respect  to any claim made against  an  Indemnified  Party unless  such Indemnified Party shall have notified the Companies in writing within  a  reasonable time after the summons or other first  legal  process giving  information of the nature of the claim shall have been served  upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify  the

Companies  of  any  such  claim shall not relieve the  Companies  from  any liability  which they may have to the Indemnified Party against  whom  such action  is  brought  otherwise  than on  account  of  this  indemnification

provision.   In  case  any such action is brought against  the  Indemnified

Parties,  the  Companies  shall be entitled to participate,  at  their  own expense,  in  the  defense  of such action.  The Companies  also  shall  be entitled  to assume the defense thereof, with counsel satisfactory  to  the party  named in the action.  After notice from one or both of the Companies to such party of the election of one or both of the Companies to assume the defense thereof, the Indemnified Party shall bear the fees and expenses  of any additional counsel retained by it, and the Companies will not be liable to  such  party  under  this  Agreement for any  legal  or  other  expenses subsequently  incurred by such party independently in connection  with  the defense thereof other than reasonable costs of investigation.

     8.1.(d). The Indemnified Parties will promptly notify the Companies of

the  commencement  of  any  litigation  or  proceedings  against  them   in

connection  with the issuance or sale of the Trust shares or the  Contracts or the operation of the Trust.

8.2. Indemnification By the Trust

     8.2.(a). The Trust will indemnify and hold harmless the Companies, and each  of their directors and officers and each person, if any, who controls

the   Companies  within  the  meaning  of  Section  15  of  the  1933   Act

(collectively, the "Indemnified Parties" for purposes of this Section 8.2.)

against any and all losses, claims, damages, liabilities (including amounts paid  in  settlement with the written consent of the Trust)  or  litigation

(including  legal and other expenses) to which the Indemnified Parties  may become  subject under any statute, regulation at common law  or  otherwise,

insofar  as  such  losses,  claims, damages, liabilities  or  expenses  (or

actions   in  respect  thereof)  or  settlements  result  from  the   gross

negligence, bad faith or willful misconduct of the Trustees or  any  member thereof, are related to the operations of the Trust and:

    (i)   arise as a result of any failure by the Trust to provide the services and furnish the materials under the terms of this

          Agreement (including a failure to comply with the diversification requirements specified in Article VI. of this Agreement); or

    (ii)  arise out of or result from any material breach of any representation  and/or  warranty  made  by  the  Trust  in  this

Agreement

          or arise out of or result from any other material breach of this

          Agreement by the Trust;

as  limited  by and in accordance with the provisions of Sections  8.2.(b).

and 8.2.(c). hereof.

      8.2.(b).  The  Trust  shall not be liable under this  indemnification provision  with  respect  to any losses, claims,  damages,  liabilities  or litigation  to  which an Indemnified Party would otherwise  by  subject  by reason of such Indemnified Party's willful misfeasance, bad faith, or gross negligence  in  the performance of such Indemnified Party's  duties  or  by reason  of  such Indemnified Party's reckless disregard of obligations  and duties  under this Agreement or to the Companies, the Trust, KFSC  or  each

Separate Account, whichever is applicable.

      8.2.(c).  The  Trust  shall not be liable under this  indemnification provision  with  respect  to any claim made against  an  Indemnified  Party unless  such  Indemnified Party shall have notified the  Trust  in  writing within  a  reasonable time after the summons or other first  legal  process giving  information of the nature of the claim shall have served upon  such

Indemnified  Party  (or after such Indemnified party  shall  have  received notice of such service on any designated agent), but failure to notify  the

Trust  of  any  such claim shall not relieve the Trust from  any  liability which  it  may  have to the Indemnified Party against whom such  action  is

brought  otherwise than on account of this indemnification  provision.   In

case  any such action is brought against the Indemnified Parties, the Trust will  be  entitled  to  participate, at its own  expense,  in  the  defense

thereof.   The Trust also shall be entitled to assume the defense  thereof,

with  counsel satisfactory to the party named in the action.  After  notice from  the Trust to such party of the Trust's election to assume the defense thereof,  the  Indemnified Party shall bear the fees and  expenses  of  any additional counsel retained by it, and the Trustees will not be  liable  to

such   party  under  this  Agreement  for  any  legal  or  other   expenses

subsequently  incurred by such party independently in connection  with  the defense thereof other than reasonable cases of investigations.

      8.2.(d). The Companies and KFSC agree promptly to notify the Trust of the  commencement of any litigation or proceedings against them or  any  of their  respective officers or directors in connection with this  Agreement,

the  issuance  or sale of the Contracts, with respect to the  operation  of either Account, or the sale or acquisition of shares of the Trust.

ARTICLE IX.  Applicable Law

      9.1.  This  Agreement  shall be construed and the  provisions  hereof interpreted  under and in accordance with the laws of the  Commonwealth  of

Massachusetts provided, however, that if such laws or any of the provisions of  this Agreement conflict with applicable provisions of the 1940 Act, the latter shall control.

      9.2.  This Agreement shall be made subject to the provisions  of  the

1933,  1934,  and  1940  Acts, and the rules and  regulations  and  rulings thereunder,  including  such  exemptions from  those  statutes,  rules  and regulations as the SEC may grant (including, but not limited to, the Shared

Funding  Exemptive  Order) and the terms hereof shall  be  interpreted  and construed in accordance therewith.

ARTICLE X.  Termination

     10.1. This Agreement shall terminate:

      (a)  at  the  option of any party upon one (1) year  advance  written notice  to  the other parties; provided, however such notice shall  not  be given earlier than one (1) year following the date of this Agreement; or

      (b)  at the option of one or both of the Companies to the extent that shares  of Series are not reasonably available to meet the requirements  of the  Variable  Insurance Products as determined  by  one  or  both  of  the

Companies, provided however, that such termination shall apply only to  the

Series  not  reasonably  available.   Prompt  notice  of  the  election  to

terminate  for  such  cause  shall be furnished  by  one  or  both  of  the

Companies; or

     (c) at the option of the Trust in the event that formal administrative proceedings are instituted against one or both of the Companies or KFSC  by the  NASD, the SEC, the Insurance Commissioner or any other regulatory body regarding  the duties of one or both of the Companies under this  Agreement or  related to the sale of the Variable Insurance Products, with respect to the  operation of a Separate Account, or the purchase of the Trust  shares,

provided,  however,  that  the  Trust  determines  in  its  sole  judgement exercised in good faith, that any such administrative proceedings will have a  material adverse effect upon the ability of one or both of the Companies to perform their obligations under this Agreement or of KFSC to perform its obligations under its underwriting agreement with the Trust; or

      (d)  at the option of one or both of the Companies in the event  that formal  administrative proceedings are instituted against the Trust by  the

NASD, the SEC, or any state securities or insurance department or any other regulatory  body,  provided, however, that one or  both  of  the  Companies determine  in their sole judgement exercised in good faith, that  any  such administrative  proceedings will have a material adverse  effect  upon  the ability of the Trust to perform its obligations under this Agreement; or

      (e)  with respect to a Separate Account, upon requisite authority  to substitute  the  shares of another investment company  for  shares  of  the corresponding  Series  of the Trust in accordance with  the  terms  of  the

Variable Insurance Products for which those Series shares had been selected to  serve  as  the  underlying investment media.  The Companies  will  give thirty  (30)  days' prior written notice to the Trust of the  date  of  any proposed action to replace the Trust shares; or

     (f) at the option of one or both of the Companies, in the event any of the  Trust's  shares are not registered, issued or sold in accordance  with applicable federal and any state law or such law precludes the use of  such shares  as  the  underlying  investment media  of  the  Variable  Insurance

Products issued or to be issued by the Companies; or

     (g) at the option of one or both of the Companies, if the Trust ceases to qualify as a Regulated Investment Company under Subchapter M of the Code or  under  any  successor or similar provision, or if one or  both  of  the

Companies reasonably believes that the Trust may fail to so qualify; or

      (h) at the option of one or both of the Companies, if the Trust fails to  meet  the diversification requirements specified in Article VI. hereof;

or

      (i)  at  the option of either the Trust or KFSC, if (1) the Trust  or

KFSC,  respectively,  shall determine, in their sole  judgement  reasonably exercised  in good faith, that one or both of the Companies has suffered  a material  adverse change in its business or financial condition or  is  the subject  of material adverse publicity and such material adverse  publicity will  have  a  material adverse impact upon the business and operations  of either the Trust or KFSC, (2) the Trust or KFSC shall notify one or both of the  Companies in writing of such determination and its intent to terminate this  Agreement, and (3) after considering the actions taken by one or both of the Companies and any other changes in circumstances since the giving of such  notice,  such  determination of the Trust or KFSC shall  continue  to apply on the sixtieth (60th) day following the giving of such notice, which sixtieth (60th) day shall be the effective date of termination; or

      (j) at the option of one or both of the Companies, if (1) one or both of the Companies shall determine, in its sole judgment reasonably exercised in  good  faith,  that  either the Trust or KFSC has  suffered  a  material adverse change in its business or financial condition or is the subject  of material adverse publicity  and such material adverse publicity will have a material adverse impact upon the business and operations of one or both  of the  Companies, (2) one or both of the Companies shall notify the Trust and

KFSC  in  writing  of such determination and its intent  to  terminate  the

Agreement, and (3) after considering the actions taken by the Trust  and/or

KFSC  and  any  other  changes in circumstances since the  giving  of  such notice,  such determination shall continue to apply on the sixtieth  (60th)

day following the giving of such notice, which sixtieth (60th) day shall be the effective date of termination; or

      (k) at the option of either the Trust or KFSC, if one or both of  the

Companies gives the Trust and KFSC the written notice specified in  Section

10.3.(a). hereof and at the time such notice was given there was no  notice of  termination  outstanding under any other provision of  this  Agreement;

provided,  however  any termination under this Section 10.1.(k).  shall  be effective forty-five (45) days after the notice specified in 10.3.(a).  was given.

      10.2.  It is understood and agreed that the right of any party hereto to  terminate this Agreement pursuant to Section 10.1.(a). may be exercised for any reason or for no reason.

      10.3. Notice Requirement.  No termination of this Agreement shall  be effective unless and until the party terminating this Agreement gives prior written  notice  to all other parties to this Agreement of  its  intent  to terminate  which  notice shall set forth the basis  for  such  termination.

Furthermore,

      (a) in the event that any termination is based upon the provisions of

Article  VII., or the provision of Section 10.1.(a)., 10.1.(i).,  10.1.(j).

or 10.1.(k). of this Agreement, such prior written notice shall be given in

advance  of  the  effective  date  of  termination  as  required  by   such

provisions; and

      (b) in the event that any termination is based upon the provisions of

Section 10.1.(c). or 10.1.(d). of this Agreement, such prior written notice shall  be  given  at  least ninety (90) days before the effective  date  of termination.

      10.4. Effect of Termination.  Notwithstanding any termination of this

Agreement,  the Trust and KFSC shall at the option of one or  both  of  the

Companies,  continue  to  make available additional  shares  of  the  Trust pursuant  to  the terms and conditions of this Agreement, for all  Variable

Insurance Products in effect on the effective date of termination  of  this

Agreement  (hereinafter referred to as "Existing Products").  Specifically,

without  limitation, the Owners of the Existing Products shall be permitted to  reallocate investments in the Trust, redeem investments  in  the  Trust and/or  invest in the Trust upon the making of additional purchase payments under  the  Existing Products.  The parties agree that this  Section  10.4.

shall  not  apply to any terminations under Article VII. and the effect  of such  Article VII. terminations shall be governed by Article VII.  of  this

Agreement.

      10.5. The Companies shall not redeem Trust shares attributable to the

Variable Insurance Products (as opposed to Trust shares attributable to the

Companies'  assets held in a Separate Account) except (i) as  necessary  to implement Owner initiated transactions, or (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application  (hereinafter referred to as a "Legally Required  Redemption").

Upon request, the Companies will promptly furnish to the Trust and KFSC the opinion  of  counsel for the Companies (which counsel shall  be  reasonably satisfactory  to  the  Trust and KFSC) to the effect  that  any  redemption

pursuant   to   clause  (ii)  above  is  a  Legally  Required   Redemption.

Furthermore,  except  in  cases where permitted  under  the  terms  of  the

Variable  Insurance Products, the Companies shall not prevent  Owners  from allocating  payments  to a Series that was otherwise  available  under  the

Variable Insurance Products without first giving the Trustee or KFSC ninety

(90) days notice of their intention to do so.

ARTICLE XI.  Notices

      Any  notice  shall be sufficiently given when sent by  registered  or certified  mail to the other party at the address of such party  set  forth below  or at such other address as such party may from time to time specify in writing to the other party.

     If to the Trust:

          c/o Liberty Investment Services, Inc.
          600 Atlantic Avenue
          Boston, Massachusetts  02210
          Attention:  Secretary

     If to one or both of the Companies:

          Keyport Life Insurance Company
          125 High Street
          Oliver Street Tower
          Thirteenth Floor
          Boston, MA  02110
          Attention:  General Counsel

          Liberty Life Assurance Company of Boston
          175 Berkeley Street
          Boston, MA  02117
          Attention:  General Counsel

     If to KFSC:

          Keyport Financial Services, Corp.
          125 High Street
          Boston, Massachusetts  02110
          Attention:  Secretary

ARTICLE XII.  Miscellaneous

      12.1. All persons dealing with Trust must look solely to the property of  the Trust for the enforcement of any claims against the Trust hereunder and  otherwise  understand that neither the Trustees, officers,  agents  or shareholders  of the Trust have any personal liability for any  obligations entered into by or on behalf of the Trust.

      12.2.  Subject  to the requirements of legal process  and  regulatory authority,  each  Party hereto shall treat as confidential  the  names  and addresses  of  the  Owners  and all information  reasonably  identified  as confidential in writing be any other party hereto and, except as  permitted by  this  Agreement, shall not disclose, disseminate or utilize such  names and  addresses and other confidential information until such time as it may come  into  the  public domain without the express written consent  of  the affected party.

      12.3. The captions in this Agreement are included for convenience  of reference  only  and in no way define or delineate any  of  the  provisions hereof or otherwise affect their construction or effect.

      12.4.  This Agreement may be executed simultaneously in two  or  more counterparts,  each of which taken together shall constitute  one  and  the same instrument.

     12.5. If any provision of this Agreement shall be held or made invalid by  a  court  decision, statute, rule or otherwise, the  remainder  of  the

Agreement shall not be effected thereby.

      12.6. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the SEC,

the  NASD, the Internal Revenue Service and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement  or the transactions contemplated hereby.

      12.7.  The  Trust and KFSC agree that to the extent any  advisory  or other  fees received by the Trust, KFSC, or Stein Roe are determined to  be unlawful  in  appropriate legal or administrative  proceedings,  the  Trust shall  indemnify and reimburse the Companies for any out of pocket expenses and  actual  damages the Companies have incurred as a result  of  any  such proceeding, provided however that the provision of Section 8.2.(b). of this

and   8.2.(c).  shall  apply  to  such  indemnification  and  reimbursement obligation.  Such indemnification and reimbursement obligation shall be  in addition to any other indemnification and reimbursement obligations of  the

Trust under this Agreement.

     12.8. The rights, remedies and obligations contained in this Agreement are  cumulative  and  are in addition to any and all rights,  remedies  and obligation,  at law or in equity, which the parties hereto are entitled  to under state and federal laws.

      IN  WITNESS  WHEREOF,  each of the parties  hereto  has  caused  this

Agreement  to  be  executed  in its name and on  its  behalf  by  its  duly authorized representative and its seal to be hereunder affixed hereto as of the date specified below.

                         KEYPORT LIFE INSURANCE COMPANY
                         By its authorized officer,

                         By: /s/John W. Rosensteel

                         Title:  President & CEO

                         Date:   4/3/98

                         LIBERTY LIFE ASSURANCE
                         COMPANY OF BOSTON
                         By its authorized officer,

                         By: /s/Elliot J. Williams

                         Title:  Treasurer

                         Date:   4/29/98

                         STEINROE VARIABLE INVESTMENT TRUST
                         By its authorized officer,

                         By: /s/Kevin M. Carome

                         Title:  Assistant Secretary

                         Date:   as of 4/3/98

                         KEYPORT FINANCIAL SERVICES CORP.
                         By its authorized officer,

                         By: /s/James J. Klopper

                         Title:  Clerk

                         Date:   4/3/98


                                Schedule A




Individual and group variable annuity contracts and certificates.

Individual variable life contracts.




                                                          EXHIBIT (10)





                        CONSENT OF INDEPENDENT AUDITORS





    We consent to the reference to our firm under the caption "Experts" in the Statement of Additional Information and to the use of our reports dated February 3, 1998, with respect to the consolidated financial statements of Keyport Life Insurance Company, and March 13, 1998, with respect to the financial statements of Keyport Life Insurance Company-Variable Account A, included in this Post-Effective Amendment No. 12 to the Registration Statement (Form N-4, Nos. 333-1043 and 811-7543).






                                                 /s/ERNST & YOUNG LLP


Boston, Massachusetts
May 8, 1998





              CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS





The Board of Directors
Keyport Life Insurance Company:






We consent to the use of our report dated February 16, 1996 with respect to the consolidated financial statements of Keyport Life Insurance Company and subsidiaries included herein and to the reference to our firm under the heading "Experts" in the Statement of Additional Information.









/s/KPMG Peat Marwick LLP
KPMG Peat Marwick LLP
Boston, Massachusetts
May 8, 1998